UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811- 3964

DREYFUS GOVERNMENT CASH MANAGEMENT FUNDS
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	1/31
Date of reporting period:	1/31/11

FORM N-CSR

Item 1.                        Reports to Stockholders.

Contents

The Funds
Letter to Shareholders (Taxable)	3
Letter to Shareholders (Tax-Exempt)	5
Understanding Your Fund’s Expenses	7
Comparing Your Fund’s Expenses
With Those of Other Funds	9
Statements of Investments	11
Statements of Assets and Liabilities	58
Statements of Operations	61
Statements of Changes in Net Assets	63
Financial Highlights	69
Notes to Financial Statements	81
Report of Independent Registered
Public Accounting Firm	92
Important Tax Information	93
Board Members Information	94
Officers of the Funds	95
For More Information
Back cover

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Dreyfus Cash Management Funds

The Funds

LETTER TO
SHAREHOLDERS

Dear Shareholders:

This annual report for Dreyfus Cash Management Funds (Taxable) covers the 12-month period ended January 31, 2011. Over the reporting period, the six Dreyfus Cash Management Funds (Taxable) listed below produced the following yields and, taking into account the effects of compounding, the following effective yields:1,2

		Effective
	Yield (%)	Yield (%)
Dreyfus Cash Management
Institutional Shares	0.15	0.15
Investor Shares	0.00	0.00
Administrative Shares	0.05	0.05
Participant Shares	0.00	0.00
Agency Shares	0.09	0.09
Dreyfus Cash Management Plus, Inc.
Institutional Shares	0.19	0.19
Investor Shares	0.00	0.00
Administrative Shares	0.09	0.09
Participant Shares	0.00	0.00
Service Shares	0.00	0.00
Select Shares	0.00	0.00
Agency Shares	0.13	0.13
Dreyfus Government Cash Management
Institutional Shares	0.04	0.04
Investor Shares	0.00	0.00
Administrative Shares	0.00	0.00
Participant Shares	0.00	0.00
Agency Shares	0.00	0.00
Dreyfus Government Prime Cash Management
Institutional Shares	0.02	0.02
Investor Shares	0.00	0.00
Administrative Shares	0.00	0.00
Participant Shares	0.00	0.00
Agency Shares	0.00	0.00
Dreyfus Treasury & Agency Cash Management
Institutional Shares	0.01	0.01
Investor Shares	0.00	0.00
Administrative Shares	0.00	0.00
Participant Shares	0.00	0.00
Service Shares	0.00	0.00
Select Shares	0.00	0.00
Agency Shares	0.00	0.00
Premier Shares	0.00	0.00

		Effective
	Yield (%)	Yield (%)
Dreyfus Treasury Prime Cash Management
Institutional Shares	0.00	0.00
Investor Shares	0.00	0.00
Administrative Shares	0.00	0.00
Participant Shares	0.00	0.00
Agency Shares	0.00	0.00

Monetary Policy Unchanged in Muted Recovery

The reporting period began in the midst of an economic recovery fueled, in part, by an overnight federal funds rate that has remained unchanged since December 2008 in a range between 0% and 0.25%. The economy expanded in the first quarter of 2010 at a 3.7% annualized rate, which was encouraging news for investors eager to see an end to recession. In addition, job creation began to improve after many months of losses.

However, the economic outlook took a turn for the worse in the spring, when a resurgent sovereign debt crisis in Europe rattled investors. U.S. industrial production moderated in June, and private-sector job growth proved more anemic than many analysts expected. U.S. GDP moderated to an annualized 1.7% rate during the second quarter, seeming to confirm investors’ concerns.

Although the manufacturing and service sectors of the U.S. economy continued to expand in July, total non-farm payroll employment fell by 131,000 jobs. Sales of new homes fell to a 47-year low in August, while purchases of existing homes plummeted to a 15-year low. The unemployment rate rose to 9.6%, as only 67,000 jobs were created in the private sector during August. Economic data released in September appeared to confirm that the economic recovery, while intact, remained tenuous as employment and housing data showed few signs of improvement. U.S. GDP grew at a 2.6% annualized rate in the third quarter of 2010.

In response to the sluggish rebound, the Federal Reserve Board announced in September that it would

The Funds	3

LETTER TO SHAREHOLDERS (continued)

embark on a second round of quantitative easing of monetary policy by purchasing $600 billion of U.S. Treasury securities. This move was designed to fight deflationary forces by injecting more cash into the financial system. Indeed, October brought better economic news. The private sector added 159,000 jobs, with much of the gain coming from the services sector.

Economic data remained encouraging in November, except for one critical measure: the unemployment rate climbed to 9.8% after the economy created only 39,000 jobs during the month. Yet, the manufacturing and service sectors continued to improve, and even the housing market posted better sales data. December continued to show signs of improvement, including better data from the labor market as new unemployment claims declined and the unemployment rate eased to 9.4%. The manufacturing sector expanded for the 17th consecutive month, and the holiday season proved to be a relatively healthy one for retailers, bolstering the services sector.

January 2011 brought more good news, as existing home sales climbed to its highest level since May 2010. Amid these signs of more robust growth, food and fuel prices rose sharply, but core inflation remained tame.

An Unwavering Focus on Quality

The low federal funds rate kept money market yields near zero percent, and with narrow yield differences along the market’s maturity spectrum, it continued to make little sense to incur the additional credit and interest-rate risks that longer-dated instruments typically entail. Therefore, we maintained each fund’s weighted average maturity in a range that was roughly in line with industry averages. As always, we focused exclusively on money market instruments meeting our stringent credit-quality criteria.

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency.Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
Short-term corporate, asset-backed securities holdings and municipal securities holdings (as applicable), while rated in the highest rating category by one or more NRSRO (or unrated, if deemed of comparable quality by
Dreyfus), involve credit and liquidity risks and risk of principal loss.
[1]	Effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate.
[2]	Yields provided reflect the absorption of certain fund expenses by The
Dreyfus Corporation pursuant to an undertaking, which is voluntary and temporary, not contractual, and can be terminated at any time without notice. Had these expenses not been absorbed, fund yields would have been lower, and in some cases, 7-day yields during the reporting period would have been negative absent the expense absorption.

LETTER TO
SHAREHOLDERS

Dear Shareholders:

We are pleased to present the annual report for Dreyfus Cash Management Funds (Tax Exempt). For the 12-month period ended January 31, 2011, the five tax-exempt money market portfolios that comprise Dreyfus Cash Management Funds (Tax Exempt) produced the following yields and effective yields:1,2

		Effective
	Yield (%)	Yield (%)
Dreyfus Municipal Cash Management Plus
Institutional Shares	0.13	0.13
Investor Shares	0.00	0.00
Administrative Shares	0.04	0.04
Participant Shares	0.00	0.00
Agency Shares	0.06	0.06
Dreyfus New York Municipal Cash Management
Institutional Shares	0.12	0.12
Investor Shares	0.00	0.00
Administrative Shares	0.03	0.03
Participant Shares	0.00	0.00
Agency Shares	0.06	0.06
Dreyfus Tax Exempt Cash Management
Institutional Shares	0.10	0.10
Investor Shares	0.01	0.01
Administrative Shares	0.02	0.02
Participant Shares	0.01	0.01
Agency Shares	0.04	0.04
Dreyfus California AMT-Free Municipal Cash Management
Institutional Shares	0.13	0.13
Investor Shares	0.00	0.00
Administrative Shares	0.03	0.03
Participant Shares	0.00	0.00
Agency Shares	0.07	0.07
Dreyfus New York AMT-Free Municipal Cash Management
Institutional Shares	0.14	0.14
Investor Shares	0.00	0.00
Administrative Shares	0.05	0.05
Participant Shares	0.00	0.00
Classic Shares	0.00	0.00

Low Yields Persisted in a Subpar Recovery

The U.S. economy continued to recover from recession over the reporting period as manufacturing activity rebounded amid robust demand from developing overseas markets. However, the recovery proved volatile when Europe was roiled by a sovereign debt crisis, which led to fiscal austerity measures that threatened the region’s economic growth. In the United States, unemployment remained stubbornly high and many regional housing markets had not improved meaningfully, sparking worries of a potential double-dip recession over the spring and summer of 2010.

Fortunately, economic data improved in the fall as consumer spending and corporate earnings increased, and fears of a return to recession subsided. In fact, the U.S. Department of Commerce later estimated that U.S. GDP expanded at a 3.2% annualized rate during the fourth quarter of 2010, up from a 2.6% annualized rate during the third quarter.

In this still-sluggish economic environment, and as it has since December 2008, the Fed maintained its target for the overnight federal funds rate in a range between 0% and 0.25%. In addition, the Fed announced a new round of quantitative easing for the fall, which was designed to stimulate credit markets through the purchase of $600 billion of U.S. Treasury securities. Although longer-term financial assets generally rallied on this news, money market yields remained anchored by the historically low federal funds rate. Consequently, tax-exempt money market instruments continued to provide yields of little more than zero percent.

Supply-and-demand influences generally remained favorable during the reporting period. Despite heavier borrowing needs nationally, the supply of newly issued municipal money market instruments remained relatively low, primarily due to the federally subsidized Build America Bonds program, which shifted a portion of municipal issuance to the taxable bond market. Meanwhile, demand for municipal money market instruments was robust, including from non-traditional investors seeking alternatives to taxable money market instruments. This supply-and-demand dynamic began to change near year-end as the expiration of the Build America Bonds program approached, sparking heightened volatility among longer-term municipal bonds.

The Funds	5

LETTER TO SHAREHOLDERS (continued)

Most states and municipalities, including NewYork and California, continued to confront intensifying fiscal pressures during the reporting period. However, we believe that concerns regarding potential defaults are overstated.Although tax revenues remain below prere-cession levels, receipts have trended up for the past three quarters, and many states and local governments have been cutting expenditures. In addition, several banks have initiated programs providing municipal issuers with credit over the past several months, a positive development that we believe is likely to continue.

Focus on Liquidity and Capital Preservation

Throughout the reporting period, we maintained a conservative investment posture, emphasizing direct, high-quality municipal obligations and commercial paper that were deemed creditworthy by our analysts. We also favored instruments backed by pledged tax appropriations or dedicated revenues. We generally shied away from general obligation debt and instruments issued by localities that depend heavily on state aid. Finally, we maintained the fund’s weighted average maturity in a range that was roughly in line with industry averages.

Increased Supply Could Lift Yields

Despite ongoing signs of economic recovery, inflation has been negligible, and the Fed appears set to maintain its aggressively accommodative monetary policy for some time to come.Therefore, we believe the prudent course continues to be an emphasis on preservation of capital and liquidity. However, the expiration of the Build America Bonds program is likely to boost the supply of newly issued tax-exempt money market instruments in 2011, which could support higher yields. As always, we are prepared to adjust each fund’s strategies should economic and market conditions change.

An investment in the funds is not insured or guaranteed by the FDIC or any other government agency.Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds.
Short-term corporate, asset-backed securities holdings and municipal securities holdings (as applicable), while rated in the highest rating category by one or more NRSRO (or unrated, if deemed of comparable quality by
Dreyfus), involve credit and liquidity risks and risk of principal loss.
[1]	Effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate.
For the national funds, income may be subject to state and local taxes. For the NewYork and California funds, income may be subject to state and local taxes for out-of-state residents. For each non-AMT-Free fund, some income may be subject to the federal alternative minimum tax (AMT).
[2]	Yields provided reflect the absorption of certain fund expenses by The
Dreyfus Corporation pursuant to an undertaking, which is voluntary and temporary, not contractual, and can be terminated at any time without notice. Had these expenses not been absorbed, fund yields would have been lower, and in some cases, 7-day yields during the reporting period would have been negative absent the expense absorption.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemptions fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in each class of each fund from August 1, 2010 to January 31, 2011. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended January 31, 2011

	Institutional	Investor	Administrative	Participant	Service	Select	Agency	Premier	Classic

Dreyfus Cash
Management
Expenses paid
per $1,000†	$ 1.06	$ 1.92	$ 1.56	$ 1.92	—	—	$ 1.36	—	—
Ending value
(after expenses)	$1,000.90	$1,000.00	$1,000.40	$1,000.00	—	—	$1,000.60	—	—
Annualized
expense ratio (%)	.21	.38	.31	.38	—	—	.27	—	—
Dreyfus Cash
Management
Plus, Inc.
Expenses paid
per $1,000†	$ .81	$ 1.92	$ 1.31	$ 1.92	$ 1.61	$ 1.92	$ 1.11	—	—
Ending value
(after expenses)	$1,001.10	$1,000.00	$1,000.60	$1,000.00	$1,000.00	$1,000.00	$1,000.80	—	—
Annualized
expense ratio (%)	.16	.38	.26	.38	.32	.38	.22	—	—
Dreyfus
Government Cash
Management
Expenses paid
per $1,000†	$ 1.06	$ 1.31	$ 1.26	$ 1.26	—	—	$ 1.31	—	—
Ending value
(after expenses)	$1,000.30	$1,000.00	$1,000.00	$1,000.00	—	—	$1,000.00	—	—
Annualized
expense ratio (%)	.21	.26	.25	.25	—	—	.26	—	—
Dreyfus
Government Prime
Cash Management
Expenses paid
per $1,000†	$ 1.01	$ 1.11	$ 1.16	$ 1.16	—	—	$ 1.11	—	—
Ending value
(after expenses)	$1,000.10	$1,000.00	$1,000.00	$1,000.00	—	—	$1,000.00	—	—
Annualized
expense ratio (%)	.20	.22	.23	.23	—	—	.22	—	—
Dreyfus Treasury &
Agency Cash
Management
Expenses paid
per $1,000†	$ 1.01	$ 1.06	$ 1.06	$ 1.06	$ 1.11	$ 1.06	$ 1.11	$ 1.06	—
Ending value
(after expenses)	$1,000.10	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	—
Annualized
expense ratio (%)	.20	.21	.21	.21	.22	.21	.22	.21	—
Dreyfus
Treasury Prime
Cash Management
Expenses paid
per $1,000†	$ .81	$ .81	$ .81	$ .81	—	—	$ .76	—	—
Ending value
(after expenses)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	—	—	$1,000.00	—	—
Annualized
expense ratio (%)	.16	.16	.16	.16	—	—	.15	—	—

The Funds	7

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited) (continued)

Expenses and Value of a $1,000 Investment (continued)
assuming actual returns for the six months ended January 31, 2011

	Institutional	Investor	Administrative	Participant	Service	Select	Agency	Premier	Classic

Dreyfus
Municipal Cash
Management Plus
Expenses paid
per $1,000†	$ 1.26	$ 1.87	$ 1.71	$ 1.87	—	—	$ 1.56	—	—
Ending value
(after expenses)	$1,000.60	$1,000.00	$1,000.20	$1,000.00	—	—	$1,000.30	—	—
Annualized
expense ratio (%)	.25	.37	.34	.37	—	—	.31	—	—
Dreyfus
New York
Municipal Cash
Management
Expenses paid
per $1,000†	$ 1.21	$ 1.81	$ 1.71	$ 1.81	—	—	$ 1.51	—	—
Ending value
(after expenses)	$1,000.60	$1,000.00	$1,000.10	$1,000.00	—	—	$1,000.30	—	—
Annualized
expense ratio (%)	.24	.36	.34	.36	—	—	.30	—	—
Dreyfus
Tax Exempt Cash
Management
Expenses paid
per $1,000†	$ 1.21	$ 1.66	$ 1.61	$ 1.66	—	—	$ 1.46	—	—
Ending value
(after expenses)	$1,000.50	$1,000.00	$1,000.10	$1,000.00	—	—	$1,000.20	—	—
Annualized
expense ratio (%)	.24	.33	.32	.33	—	—	.29	—	—
Dreyfus California
AMT-Free
Municipal Cash
Management
Expenses paid
per $1,000†	$ 1.21	$ 1.87	$ 1.71	$ 1.87	—	—	$ 1.51	—	—
Ending value
(after expenses)	$1,000.60	$1,000.00	$1,000.20	$1,000.00	—	—	$1,000.30	—	—
Annualized
expense ratio (%)	.24	.37	.34	.37	—	—	.30	—	—
Dreyfus New York
AMT-Free
Municipal Cash
Management
Expenses paid
per $1,000†	$ 1.36	$ 2.02	$ 1.81	$ 2.02	—	—	—	—	$ 2.02
Ending value
(after expenses)	$1,000.60	$1,000.00	$1,000.20	$1,000.00	—	—	—	—	$1,000.00
Annualized
expense ratio (%)	.27	.40	.36	.40	—	—	—	—	.40

† Expenses are equal to each fund’s annualized expense ratios as shown above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return.You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended January 31, 2011

	Institutional	Investor	Administrative	Participant	Service	Select	Agency	Premier	Classic

Dreyfus Cash
Management
Expenses paid
per $1,000†	$ 1.07	$ 1.94	$ 1.58	$ 1.94	—	—	$ 1.38	—	—
Ending value
(after expenses)	$1,024.15	$1,023.29	$1,023.64	$1,023.29	—	—	$1,023.84	—	—
Annualized
expense ratio (%)	.21	.38	.31	.38	—	—	.27	—	—
Dreyfus Cash
Management
Plus, Inc.
Expenses paid
per $1,000†	$ .82	$ 1.94	$ 1.33	$ 1.94	$ 1.63	$ 1.94	$ 1.12	—	—
Ending value
(after expenses)	$1,024.40	$1,023.29	$1,023.89	$1,023.29	$1,023.59	$1,023.29	$1,024.10	—	—
Annualized
expense ratio (%)	.16	.38	.26	.38	.32	.38	.22	—	—
Dreyfus
Government Cash
Management
Expenses paid
per $1,000†	$ 1.07	$ 1.33	$ 1.28	$ 1.28	—	—	$ 1.33	—	—
Ending value
(after expenses)	$1,024.15	$1,023.89	$1,023.95	$1,023.95	—	—	$1,023.89	—	—
Annualized
expense ratio (%)	.21	.26	.25	.25	—	—	.26	—	—
Dreyfus
Government Prime
Cash Management
Expenses paid
per $1,000†	$ 1.02	$ 1.12	$ 1.17	$ 1.17	—	—	$ 1.12	—	—
Ending value
(after expenses)	$1,024.20	$1,024.10	$1,024.05	$1,024.05	—	—	$1,024.10	—	—
Annualized
expense ratio (%)	.20	.22	.23	.23	—	—	.22	—	—
Dreyfus Treasury &
Agency Cash
Management
Expenses paid
per $1,000†	$ 1.02	$ 1.07	$ 1.07	$ 1.07	$ 1.12	$ 1.07	$ 1.12	$ 1.07	—
Ending value
(after expenses)	$1,024.20	$1,024.15	$1,024.15	$1,024.15	$1,024.10	$1,024.15	$1,024.10	$1,024.15	—
Annualized
expense ratio (%)	.20	.21	.21	.21	.22	.21	.22	.21	—
Dreyfus
Treasury Prime
Cash Management
Expenses paid
per $1,000†	$ .82	$ .82	$ .82	$ .82	—	—	$ .77	—	—
Ending value
(after expenses)	$1,024.40	$1,024.40	$1,024.40	$1,024.40	—	—	$1,024.45	—	—
Annualized
expense ratio (%)	.16	.16	.16	.16	—	—	.15	—	—

The Funds	9

Classic

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited) (continued)

Expenses and Value of a $1,000 Investment (continued)
assuming a hypothetical 5% annualized return for the six months ended January 31, 2011

	Institutional	Investor	Administrative	Participant	Service	Select	Agency	Premier	Classic

Dreyfus
Municipal Cash
Management Plus
Expenses paid
per $1,000†	$ 1.28	$ 1.89	$ 1.73	$ 1.89	—	—	$ 1.58	—	—
Ending value
(after expenses)	$1,023.95	$1,023.34	$1,023.49	$1,023.34	—	—	$1,023.64	—	—
Annualized
expense ratio (%)	.25	.37	.34	.37	—	—	.31	—	—
Dreyfus
New York
Municipal Cash
Management
Expenses paid
per $1,000†	$ 1.22	$ 1.84	$ 1.73	$ 1.84	—	—	$ 1.53	—	—
Ending value
(after expenses)	$1,024.00	$1,023.39	$1,023.49	$1,023.39	—	—	$1,023.69	—	—
Annualized
expense ratio (%)	.24	.36	.34	.36	—	—	.30	—	—
Dreyfus
Tax Exempt Cash
Management
Expenses paid
per $1,000†	$ 1.22	$ 1.68	$ 1.63	$ 1.68	—	—	$ 1.48	—	—
Ending value
(after expenses)	$1,024.00	$1,023.54	$1,023.59	$1,023.54	—	—	$1,023.74	—	—
Annualized
expense ratio (%)	.24	.33	.32	.33	—	—	.29	—	—
Dreyfus California
AMT-Free
Municipal Cash
Management
Expenses paid
per $1,000†	$ 1.22	$ 1.89	$ 1.73	$ 1.89	—	—	$ 1.53	—	—
Ending value
(after expenses)	$1,024.00	$1,023.34	$1,023.49	$1,023.34	—	—	$1,023.69	—	—
Annualized
expense ratio (%)	.24	.37	.34	.37	—	—	.30	—	—
Dreyfus New York
AMT-Free
Municipal Cash
Management
Expenses paid
per $1,000†	$ 1.38	$ 2.04	$ 1.84	$ 2.04	—	—	—	—	$ 2.04
Ending value
(after expenses)	$1,023.84	$1,023.19	$1,023.39	$1,023.19	—	—	—	—	$1,023.19
Annualized
expense ratio (%)	.27	.40	.36	.40	—	—	—	—	.40

† Expenses are equal to each fund’s annualized expense ratios as shown above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

January 31, 2011

	Principal
Dreyfus Cash Management	Amount ($)	Value ($)

Negotiable Bank Certificates of Deposit—47.1%
Abbey National Treasury Services (Yankee)
0.40%, 2/15/11	200,000,000	200,000,000
Bank of Montreal (Yankee)
0.27%, 3/3/11	25,000,000	25,000,000
Bank of Tokyo-Mitsubishi Ltd. (Yankee)
0.38%—0.41%, 2/16/11—7/11/11	1,300,000,000	1,300,000,000
Barclays Bank
0.72%—0.81%, 2/9/11—2/28/11	950,000,000 [a]	950,000,000
BNP Paribas (Yankee)
0.55%, 8/1/11	800,000,000	800,000,000
Citibank N.A.
0.36%, 2/24/11	500,000,000	500,000,000
Credit Agricole CIB (Yankee)
0.29%—0.39%, 2/9/11—4/25/11	900,000,000	900,000,000
Credit Industriel et Commercial (Yankee)
0.34%, 2/3/11	300,000,000	300,000,000
Deutsche Bank AG
0.42%, 2/1/11	750,000,000 [a]	750,000,000
DZ Bank AG (Yankee)
0.40%—0.43%, 4/6/11—4/26/11	595,000,000	595,000,000
Fortis Bank SA/NV (Yankee)
0.40%—0.52%, 2/14/11—4/4/11	450,500,000	450,500,000
ING Bank (London)
0.29%, 2/18/11	665,000,000	665,000,000
Intesa Sanpaolo SpA (Yankee)
0.32%, 2/10/11	380,000,000	380,000,000
Lloyds TSB Bank (Yankee)
0.43%, 5/23/11	1,000,000,000	1,000,000,000
Mizuho Corporate Bank (Yankee)
0.28%—0.38%, 2/4/11—4/26/11	500,000,000	500,000,000
Natixis (Yankee)
0.43%, 4/11/11	500,000,000	500,000,000
Royal Bank of Canada
0.37%, 2/1/11	400,000,000 [a]	400,000,000
Royal Bank of Scotland PLC (Yankee)
0.47%, 7/11/11	500,000,000	500,000,000
Societe Generale (Yankee)
0.41%—0.46%, 2/8/11—4/18/11	900,000,000	900,000,000
Svenska Handelsbanken (Yankee)
0.30%, 3/28/11	325,000,000	325,004,948
UBS (Yankee)
0.43%—0.61%, 2/7/11—8/12/11	1,150,000,000	1,150,000,000
Unicredit Bank AG (Yankee)
0.46%, 2/3/11	290,500,000	290,500,000
Westpac Banking Corp.
0.30%, 2/16/11	250,000,000 [a]	250,000,000
Total Negotiable Bank Certificates of Deposit
(cost $13,631,004,948)		13,631,004,948

The Funds	11

STATEMENT OF INVESTMENTS (continued)

	Principal
Dreyfus Cash Management (continued)	Amount ($)	Value ($)

Commercial Paper—14.7%
Banco Bilbao Vizcaya Argentaria
0.45%, 2/10/11	800,000,000 [b]	799,910,000
Bank of Nova Scotia
0.15%, 2/1/11	690,000,000	690,000,000
Deutsche Bank Financial LLC
0.40%, 2/14/11	300,000,000	299,956,667
DnB NOR Bank ASA
0.27%, 3/4/11	250,000,000 [b]	249,941,875
ING (US) Funding LLC
0.31%, 5/4/11	200,000,000	199,841,555
JPMorgan Chase & Co.
0.35%, 2/1/11	525,000,000 [b]	525,000,000
Nationwide Building Society
0.32%, 2/15/11	100,000,000 [b]	99,987,555
NRW Bank
0.32%—0.36%, 3/8/11—4/1/11	415,500,000 [b]	415,359,438
Societe Generale N.A. Inc.
0.40%, 4/6/11—5/5/11	300,000,000	299,738,333
Unicredit Delaware Inc.
0.47%, 2/17/11	250,000,000 [b]	249,947,778
Unicredit U.S. Finance Inc.
0.51%, 2/1/11	292,500,000 [b]	292,500,000
Westpac Banking Corp.
0.40%, 2/7/11	125,000,000 [a,b]	125,002,320
Total Commercial Paper
(cost $4,247,185,521)		4,247,185,521

Asset-Backed Commercial Paper—6.4%
Amsterdam Funding Corp.
0.27%, 2/16/11	300,000,000 [b]	299,966,250
Atlantis One Funding Corp.
0.32%, 5/9/11	500,000,000 [b]	499,568,889
Cancara Asset Securitization
0.31%—0.46%, 4/18/11—7/20/11	750,000,000 [b]	748,756,667
FCAR Owner Trust, Ser. I
0.35%, 4/28/11	210,000,000	209,824,417
Govco
0.40%, 6/17/11	101,000,000 [b]	100,847,378
Total Asset-Backed Commercial Paper
(cost $1,858,963,601)		1,858,963,601

Corporate Notes—3.5%
Credit Suisse
0.60%, 2/22/11	500,000,000 [a]	500,000,000
Merrill Lynch & Co. Inc.
0.35%, 2/1/11	500,000,000	500,000,000
Total Corporate Notes
(cost $1,000,000,000)		1,000,000,000

	Principal
Dreyfus Cash Management (continued)	Amount ($)	Value ($)

Time Deposits—12.7%
Branch Banking & Trust Co. (Grand Cayman)
0.15%, 2/1/11	100,000,000	100,000,000
Citibank N.A. (Nassau)
0.20%, 2/1/11	200,000,000	200,000,000
Commerzbank (Grand Cayman)
0.17%, 2/1/11	1,200,000,000	1,200,000,000
Dexia Credit Local (Grand Cayman)
0.21%, 2/1/11	1,200,000,000	1,200,000,000
KBC Bank (Grand Cayman)
0.18%, 2/1/11	485,000,000	485,000,000
Nordea Bank Finland (Grand Cayman)
0.17%, 2/1/11	400,000,000	400,000,000
Northern Trust Co. (Grand Cayman)
0.17%, 2/1/11	100,000,000	100,000,000
Total Time Deposits
(cost $3,685,000,000)		3,685,000,000

U.S. Government Agencies—5.7%
Federal Home Loan Bank
0.30%-0.35%, 2/1/11—8/19/11	900,000,000 [a]	899,797,058
Federal Home Loan Mortgage Corp.
0.39%, 2/1/11	500,000,000 [a,c]	499,706,604
Federal National Mortgage Association
0.39%, 2/1/11	250,000,000 [a,c]	249,907,451
Total U.S. Government Agencies
(cost $1,649,411,113)		1,649,411,113

Repurchase Agreements—9.8%
Barclays Capital, Inc.
0.21%, dated 1/31/11, due 2/1/11 in the amount of
$234,001,365 (fully collateralized by $225,444,400
U.S. Treasury Notes, 2.75%, due 10/31/13,
value $238,680,004)	234,000,000	234,000,000
BNP Paribas
0.20%, dated 1/31/11, due 2/1/11 in the amount of
$575,003,194 (fully collateralized by $568,846,100
U.S. Treasury Notes, 3.50%, due 5/15/20,
value $586,500,097)	575,000,000	575,000,000
Citigroup Global Markets Holdings Inc.
0.35%, dated 1/31/11, due 2/1/11 in the amount of
$150,001,458 (fully collateralized by $413,699,598
Corporate Bonds, 0%-5.81%, due 12/20/11-10/25/37,
value $154,500,001)	150,000,000	150,000,000
Credit Suisse Securities LLC
0.21%, dated 1/31/11, due 2/1/11 in the amount of
$240,001,400 (fully collateralized by $415,978,000
U.S. Treasury Strips, due 11/15/16-5/15/30,
value $244,801,422)	240,000,000	240,000,000

The Funds	13

STATEMENT OF INVESTMENTS (continued)

	Principal
Dreyfus Cash Management (continued)	Amount ($)	Value ($)

Repurchase Agreements (continued)
Deutsche Bank Securities Inc.
0.21%, dated 1/31/11, due 2/1/11 in the amount of $500,002,917
(fully collateralized by $2,580,000 Asian Development Bank, 1.625%-4.50%,
due 9/4/12-7/15/13, value $2,747,945, $218,130,000 Federal National
Mortgage Association, 1%, due 9/23/13, value $218,890,304, $6,792,000
Financing Corp., 0%, due 9/26/18-9/26/19, value $5,039,475 and $433,925,000
Resolution Funding Corp., 0%, due 10/15/16-10/15/29, value $283,322,685)	500,000,000	500,000,000
HSBC USA Inc.
0.32%, dated 1/31/11, due 2/1/11 in the amount of $150,001,333
(fully collateralized by $142,512,000 Corporate Bonds, 0%-9.625%,
due 2/15/11-5/1/40, value $154,500,961)	150,000,000	150,000,000
RBC Capital Markets
0.21%-0.325%, dated 1/31/11, due 2/1/11 in the amount of $590,004,208
(fully collateralized by $222,251,169 Corporate Bonds, 0%-13%, due 2/2/11-5/15/99,
value $226,524,740, $22,358,173 Federal National Mortgage Association, 0%,
due 10/25/32, value $24,435,695 and $333,328,500 U.S. Treasury Notes,
0.625%-3.125%, due 1/31/13-9/30/13, value $357,000,088)	590,000,000	590,000,000
Societe Generale
0.20%, dated 1/31/11, due 2/1/11 in the amount of $400,002,222
(fully collateralized by $145,837,400 U.S. Treasury Bills, due 7/14/11,
value $145,735,897 and $258,092,200 U.S. Treasury Notes, 1.375%,
due 5/15/12, value $262,264,189)	400,000,000	400,000,000
Total Repurchase Agreements
(cost $2,839,000,000)		2,839,000,000

Total Investments (cost $28,910,565,183)	99.9%	28,910,565,183

Cash and Receivables (Net)	.1%	18,420,832

Net Assets	100.0%	28,928,986,015

a Variable rate security—interest rate subject to periodic change.
b Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At January 31, 2011, these securities amounted to $4,406,788,150 or 15.2% of net assets.
c The Federal Housing Finance Agency (“FHFA”) placed Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the
conservator.As such, the FHFA oversees the continuing affairs of these companies.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Banking	78.0	Asset-Backed/Banking	2.1
Repurchase Agreements	9.8	Asset-Backed/Single-Seller	.7
U.S. Government Agencies	5.7
Asset-Backed/Multi-Seller Programs	3.6		99.9

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS

January 31, 2011

	Principal
Dreyfus Cash Management Plus, Inc.	Amount ($)	Value ($)

Negotiable Bank Certificates of Deposit—38.9%
Abbey National Treasury Services (Yankee)
0.40%, 2/15/11	100,000,000	100,000,000
Bank of Tokyo-Mitsubishi Ltd. (Yankee)
0.40%, 7/11/11	250,000,000	250,000,000
Barclays Bank
0.76%—0.81%, 2/9/11—2/28/11	300,000,000 [a]	300,000,000
Citibank N.A.
0.36%, 2/24/11	50,000,000	50,000,000
Credit Industriel et Commercial (Yankee)
0.45%, 4/8/11	25,000,000	25,002,289
Fortis Bank SA/NV (Yankee)
0.39%, 4/22/11	100,000,000	100,000,000
HSBC Bank PLC (London)
0.30%, 5/9/11	250,000,000	250,001,681
ING Bank (London)
0.29%, 2/18/11	50,000,000	50,000,000
Lloyds TSB Bank (Yankee)
0.34%—0.43%, 2/14/11—5/23/11	150,000,000	150,000,000
Mizuho Corporate Bank (Yankee)
0.28%, 2/4/11	150,000,000	150,000,000
Natixis (Yankee)
0.43%, 4/11/11	200,000,000	200,000,000
Nordea Bank Finland (Yankee)
0.29%, 4/7/11	190,000,000	190,000,000
Royal Bank of Scotland PLC (Yankee)
0.47%—0.48%, 4/26/11—7/11/11	350,000,000	350,000,000
Skandinaviska Enskilda Banken (Yankee)
0.35%, 4/11/11	50,000,000 [b]	50,000,000
Societe Generale (Yankee)
0.41%, 4/18/11	75,000,000	75,000,000
UBS (Yankee)
0.43%, 8/12/11	200,000,000	200,000,000
Total Negotiable Bank Certificates of Deposit
(cost $2,490,003,970)		2,490,003,970

Commercial Paper—25.6%
Banco Bilbao Vizcaya Argentaria
0.45%, 2/10/11	80,000,000 [b]	79,991,000
Bank of Nova Scotia
0.15%, 2/1/11	300,000,000	300,000,000
Deutsche Bank Financial LLC
0.40%, 2/14/11	100,000,000	99,985,556
DnB NOR Bank ASA
0.29%, 3/29/11	210,000,000 [b]	209,905,267
Fortis Funding LLC
0.48%, 6/13/11	150,000,000 [b]	149,736,000

The Funds	15

STATEMENT OF INVESTMENTS (continued)

	Principal
Dreyfus Cash Management Plus, Inc. (continued)	Amount ($)	Value ($)

Commercial Paper (continued)
General Electric Capital Corp.
0.25%, 3/17/11	200,000,000	199,938,889
Intesa Funding LLC
0.35%, 2/16/11	250,000,000	249,963,542
JPMorgan Chase & Co.
0.35%, 2/1/11	250,000,000 [b]	250,000,000
Societe Generale N.A. Inc.
0.40%, 5/5/11	100,000,000	99,896,667
Total Commercial Paper
(cost $1,639,416,921)		1,639,416,921

Asset-Backed Commercial Paper—11.7%
Argento Variable Funding LLC
0.32%, 2/2/11	65,000,000 [b]	64,999,422
Atlantis One Funding Corp.
0.32%, 5/9/11	200,000,000 [b]	199,827,555
CHARTA
0.55%, 2/3/11	65,000,000 [b]	64,998,014
CIESCO LLC
0.55%, 2/3/11	194,000,000 [b]	193,994,072
Govco
0.37%, 4/27/11	75,000,000 [b]	74,934,479
Solitaire Funding Ltd.
0.30%, 4/6/11	50,000,000 [b]	49,973,333
Windmill Funding Corp.
0.27%, 2/16/11	100,000,000 [b]	99,988,750
Total Asset-Backed Commercial Paper
(cost $748,715,625)		748,715,625

Corporate Note—3.9%
Merrill Lynch & Co. Inc.
0.35%, 2/1/11
(cost $250,000,000)	250,000,000	250,000,000

U.S. Government Agencies—4.7%
Federal Home Loan Mortgage Corp.
0.39%, 2/1/11	200,000,000 [a,c]	199,882,642
Federal National Mortgage Association
0.39%, 2/1/11	100,000,000 [a,c]	99,962,980
Total U.S. Government Agencies
(cost $299,845,622)		299,845,622

	Principal
Dreyfus Cash Management Plus, Inc. (continued)	Amount ($)	Value ($)

Repurchase Agreements—15.1%
Barclays Capital, Inc.
0.21%, dated 1/31/11, due 2/1/11 in the amount of $370,002,158
(fully collateralized by $338,255,700 U.S. Treasury Notes, 4.13%,
due 5/15/15, value $377,400,061)	370,000,000	370,000,000
BNP Paribas
0.20%, dated 1/31/11, due 2/1/11 in the amount of $350,001,944
(fully collateralized by $310,948,600 U.S. Treasury Bonds, 4.38%-6.13%,
due 8/15/29-5/15/40, value $357,000,098)	350,000,000	350,000,000
Citigroup Global Markets Holdings Inc.
0.35%, dated 1/31/11, due 2/1/11 in the amount of $100,000,972
(fully collateralized by $168,540,943 Federal National Mortgage Association,
6%-6.42%, due 11/25/30-1/25/41, value $23,216,073 and $604,185,852
Government National Mortgage Association, 2.50%-6.42%,
due 2/20/35-9/16/40, value $78,783,928)	100,000,000	100,000,000
RBC Capital Markets
0.325%, dated 1/31/11, due 2/1/11 in the amount of $150,001,354
(fully collateralized by $236,403,325 Corporate Bonds, 0%-6.13%,
due 12/1/35-7/1/47, value $154,500,000)	150,000,000	150,000,000
Total Repurchase Agreements
(cost $970,000,000)		970,000,000

Total Investments (cost $6,397,982,138)	99.9%	6,397,982,138

Cash and Receivables (Net)	.1%	6,069,829

Net Assets	100.0%	6,404,051,967

a Variable rate security—interest rate subject to periodic change.
b Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At January 31, 2011, these securities amounted to $1,488,347,892 or 23.2% of net assets.
c The Federal Housing Finance Agency (“FHFA”) placed Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the
conservator.As such, the FHFA oversees the continuing affairs of these companies.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Banking	65.3	Asset-Backed/Banking	4.3
Repurchase Agreements	15.1	Finance	3.1
Asset-Backed/Multi-Seller Programs	7.4
U.S. Government Agencies	4.7		99.9

† Based on net assets.
See notes to financial statements.

The Funds	17

STATEMENT OF INVESTMENTS

January 31, 2011

	Annualized
	Yield on
	Date of	Principal
Dreyfus Government Cash Management	Purchase (%)	Amount ($)		Value ($)

U.S. Government Agencies—56.1%
Federal Farm Credit Bank:
2/2/11	0.06	65,000,000		64,999,892
9/14/11	0.24	150,000,000		149,775,000
10/3/11	0.26	10,700,000		10,933,024
11/1/11	0.25	85,000,000		84,998,087
11/4/11	0.40	25,000,000	[a]	24,967,546
2/6/12	0.44	80,000,000	[a]	79,925,126
3/29/12	0.35	50,000,000	[a]	49,988,312
Federal Home Loan Bank:
2/1/11	0.31	180,000,000	[a]	180,000,000
2/1/11	0.35	400,000,000	[a]	399,797,058
3/16/11	0.16	85,000,000		84,983,756
4/15/11	0.19	112,275,000		112,231,743
4/15/11	0.21	650,000,000	[a]	649,852,010
5/24/11	0.27	39,575,000		39,607,739
5/25/11	0.25	560,000,000	[a]	560,000,000
5/27/11	0.25	500,000,000	[a]	500,000,000
6/1/11	0.21	125,000,000		124,912,500
6/3/11	0.21	100,000,000		99,928,833
6/8/11	0.20	65,000,000		64,954,139
6/15/11	0.21	130,000,000		129,898,383
7/28/11	0.22	250,000,000		249,973,108
8/17/11	0.30	500,000,000	[a]	499,945,464
9/29/11	0.27	200,000,000		200,048,906
9/30/11	0.29	250,000,000	[a]	250,000,000
11/15/11	0.31	50,000,000		49,974,870
11/17/11	0.30	250,000,000		249,912,904
11/23/11	0.30	75,000,000		74,973,329
11/29/11	0.32	37,930,000		38,078,582
Federal Home Loan Mortgage Corp.:
2/14/11	0.25	199,488,000	[b]	199,469,991
2/19/11	0.30	305,810,000	[a,b]	305,654,196
2/22/11	0.22	990,483,000	[b]	990,357,938
2/23/11	0.25	485,292,000	[b]	485,217,858
3/16/11	0.16	25,000,000	[b]	24,995,222
3/21/11	0.16	100,000,000	[b]	99,978,667
4/26/11	0.20	250,000,000	[b]	249,883,333
5/25/11	0.25	250,000,000	[b]	249,803,819
5/26/11	0.25	520,000,000	[b]	519,588,333
5/27/11	0.25	190,000,000	[b]	189,848,264
6/21/11	0.22	100,000,000	[b]	99,914,444
6/27/11	0.21	50,000,000	[b]	49,957,417
7/12/11	0.21	175,000,000	[b]	174,835,646
7/19/11	0.24	188,000,000	[b]	187,789,440
7/26/11	0.24	150,000,000	[b]	149,825,000
9/14/11	0.24	400,000,000	[b]	399,404,687
9/29/11	0.24	250,000,000	[b]	249,600,000

	Annualized
	Yield on
	Date of	Principal
Dreyfus Government Cash Management (continued)	Purchase (%)	Amount ($)		Value ($)

U.S. Government Agencies (continued)
Federal National Mortgage Association:
2/1/11	0.36	287,445,000	[a,b]	287,632,258
2/1/11	0.39	601,485,000	[a,b]	601,262,333
2/17/11	0.11	500,000,000	[b]	499,975,556
3/15/11	0.24	245,908,000	[b]	247,406,481
6/1/11	0.21	85,714,000	[b]	85,654,000
8/1/11	0.21	500,000,000	[b]	499,472,083
9/6/11	0.25	250,000,000	[b]	249,623,264
11/15/11	0.28	72,242,000	[b]	75,137,655
11/23/11	0.28	100,000,000	[b]	100,586,179
Straight-A Funding LLC:
2/2/11	0.25	68,383,000	[c]	68,382,525
2/2/11	0.25	92,878,000	[c]	92,877,355
2/2/11	0.25	7,622,000	[c]	7,621,947
2/15/11	0.25	100,000,000	[c]	99,990,278
3/1/11	0.25	150,000,000	[c]	149,970,833
3/4/11	0.25	194,000,000	[c]	193,958,236
3/7/11	0.25	136,247,000	[c]	136,214,831
4/18/11	0.25	400,000,000	[c]	399,788,889
Total U.S. Government Agencies
(cost $13,446,339,269)				13,446,339,269

U.S. Treasury Bills—1.7%
2/3/11
(cost $399,997,222)	0.13	400,000,000		399,997,222

U.S. Treasury Notes—3.4%
8/1/11	0.26	100,000,000		100,358,349
8/31/11	0.28	204,000,000		209,153,087
9/30/11	0.27	500,000,000		502,396,133
Total U.S. Treasury Notes
(cost $811,907,569)				811,907,569

Repurchase Agreements—38.8%
Barclays Capital, Inc.
dated 1/31/11, due 2/1/11 in the amount of $338,001,972
(fully collateralized by $334,859,200 U.S. Treasury Notes, 1.75%,
due 4/15/13, value $344,760,085)	0.21	338,000,000		338,000,000
BNP Paribas
dated 1/31/11, due 2/1/11 in the amount of $950,005,278
(fully collateralized by $97,288,300 U.S. Treasury Bills,
due 2/17/11-9/22/11, value $97,231,274 and
$813,646,100 U.S. Treasury Notes, 0.63%-5.13%,
due 2/28/11-9/30/17, value $871,768,838)	0.20	950,000,000		950,000,000

The Funds	19

STATEMENT OF INVESTMENTS (continued)

	Annualized
	Yield on
	Date of	Principal
Dreyfus Government Cash Management (continued)	Purchase (%)	Amount ($)	Value ($)

Repurchase Agreements (continued)
Credit Agricole Securities (USA) Inc.
dated 1/31/11, due 2/1/11 in the amount of $1,700,010,389
(fully collateralized by $500,000,000 Federal Home Loan Bank,
0.35%-0.55%, due 4/12/11-7/6/11, value $501,819,875, $37,719,000
Federal Home Loan Mortgage Corp., 4.75%, due 11/17/15, value $42,642,608,
$600,000,000 Federal National Mortgage Association, 1.13%-5%,
due 7/30/12-3/15/16, value $671,984,743 and $360,700,200
U.S. Treasury Bonds, 8.75%, due 5/15/17-5/15/20, value $517,552,840)	0.22	1,700,000,000	1,700,000,000
Credit Suisse Securities LLC
dated 1/31/11, due 2/1/11 in the amount of $1,090,006,358
(fully collateralized by $2,466,116,875 U.S. Treasury Strips,
due 2/15/11-11/15/40, value $1,111,803,663)	0.21	1,090,000,000	1,090,000,000
Deutsche Bank Securities Inc.
dated 1/31/11, due 2/1/11 in the amount of $900,005,250
(fully collateralized by $888,786,700 U.S. Treasury Notes, 0.50%-4%,
due 7/31/12-2/15/14, value $918,000,064)	0.21	900,000,000	900,000,000
HSBC USA Inc.
dated 1/31/11, due 2/1/11 in the amount of $1,000,005,556
(fully collateralized by $291,243,400 U.S. Treasury Bonds, 3.88%-4.50%,
due 5/15/38-8/15/40, value $281,977,370, $519,196,500
U.S. Treasury Notes, 1.38%-4.88%, due 7/31/11-5/15/19,
value $543,216,816 and $784,555,000 U.S. Treasury Strips,
due 11/15/39-11/15/40, value $194,808,268)	0.20	1,000,000,000	1,000,000,000
JPMorgan Chase & Co.
dated 1/31/11, due 2/1/11 in the amount of $250,001,667
(fully collateralized by $3,385,643,656 Federal National Mortgage
Association 0.02%-16.10%, due 12/25/16-11/25/49, value $255,000,271)	0.24	250,000,000	250,000,000
Merrill Lynch & Co. Inc.
dated 1/31/11, due 2/1/11 in the amount of $375,002,188
(fully collateralized by $238,820,700 U.S. Treasury Bills, due 6/23/11,
value $238,675,497 and $142,748,700 U.S. Treasury Notes, 1%,
due 12/31/11, value $143,824,505)	0.21	375,000,000	375,000,000
Morgan Stanley
dated 1/31/11, due 2/1/11 in the amount of $315,001,750
(fully collateralized by $285,127,500 U.S. Treasury Inflation Protected
Securities, 0.50%-3.38%, due 4/15/12-4/15/32, value $321,300,124)	0.20	315,000,000	315,000,000

	Annualized
	Yield on
	Date of	Principal
Dreyfus Government Cash Management (continued)	Purchase (%)	Amount ($)	Value ($)

Repurchase Agreements (continued)
RBC Capital Markets
dated 1/31/11, due 2/1/11 in the amount of $1,000,005,833
(fully collateralized by $553,449,000 U.S. Treasury Bills,
due 2/17/11-6/23/11, value $553,220,526, $22,706,200
U.S. Treasury Bonds, 7.50%, due 11/15/24, value $31,973,577
and $435,811,200 U.S. Treasury Notes, 1.13%-2%,
due 1/15/12-10/31/15, value $434,805,954)	0.21	1,000,000,000	1,000,000,000
RBS Securities, Inc.
dated 1/31/11, due 2/1/11 in the amount of $1,150,006,708
(fully collateralized by $1,173,727,000 U.S. Treasury Bills,
due 3/17/11-1/12/12, value $1,173,003,799)	0.21	1,150,000,000	1,150,000,000
UBS Securities LLC
dated 1/31/11, due 2/1/11 in the amount of $250,001,458
(fully collateralized by $255,075,600 U.S. Treasury Notes,
due 4/14/11, value $255,000,098)	0.21	250,000,000	250,000,000
Total Repurchase Agreements
(cost $9,318,000,000)			9,318,000,000

Total Investments (cost $23,976,244,060)		100.0%	23,976,244,060

Cash and Receivables (Net)		.0%	9,646,704

Net Assets		100.0%	23,985,890,764

a Variable rate security—interest rate subject to periodic change.
b The Federal Housing Finance Agency (“FHFA”) placed Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the
conservator.As such, the FHFA oversees the continuing affairs of these companies.
c Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At January 31, 2011, these securities amounted to $1,148,804,894 or 4.8% of net assets.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Repurchase Agreements	38.8	U.S. Treasury Notes	3.4
Federal Home Loan Mortgage Corp.	19.3	Federal Farm Credit Bank	1.9
Federal Home Loan Bank	19.0	U.S. Treasury Bills	1.7
Federal National Mortgage Association	11.0
Straight-A Funding LLC	4.9		100.0

† Based on net assets.
See notes to financial statements.

The Funds	21

STATEMENT OF INVESTMENTS

January 31, 2011

	Annualized
	Yield on
	Date of	Principal
Dreyfus Government Prime Cash Management	Purchase (%)	Amount ($)		Value ($)

U.S. Government Agencies—61.2%
Federal Farm Credit Bank:
2/2/11	0.06	50,000,000		49,999,917
2/23/11	0.25	100,000,000	[a]	99,956,626
3/28/11	0.20	65,000,000		64,980,139
4/5/11	0.21	50,000,000		49,982,062
6/27/11	0.21	50,000,000		49,957,417
7/8/11	0.25	40,000,000		39,956,389
7/23/11	0.27	74,500,000	[a]	74,477,879
2/6/12	0.44	75,000,000	[a]	74,929,806
5/24/12	0.31	50,000,000	[a]	49,993,359
7/25/12	0.33	225,000,000	[a]	224,932,662
Federal Home Loan Bank:
2/11/11	0.16	300,000,000		299,986,667
2/25/11	0.17	79,000,000		78,991,047
3/4/11	0.17	84,087,000		84,074,690
3/11/11	0.21	50,000,000		49,988,917
3/18/11	0.20	80,000,000		79,980,000
3/21/11	0.20	5,000,000		4,998,667
3/23/11	0.18	489,595,000		489,473,874
4/27/11	0.18	150,000,000		149,936,250
4/29/11	0.18	100,000,000		99,957,708
5/11/11	0.19	290,000,000		289,846,000
5/12/11	0.20	50,000,000		49,972,222
5/18/11	0.20	10,535,000		10,528,796
7/28/11	0.22	250,000,000		249,973,108
Total U.S. Government Agencies
(cost $2,716,874,202)				2,716,874,202

U.S. Treasury Bills—27.0%
2/10/11	0.14	221,000,000		220,992,403
2/17/11	0.14	300,000,000		299,981,067
2/24/11	0.10	277,000,000		276,983,187
3/10/11	0.16	400,000,000		399,936,278
Total U.S. Treasury Bills
(cost $1,197,892,935)				1,197,892,935

		Annualized
		Yield on
		Date of	Principal
Dreyfus Government Prime Cash Management (continued)		Purchase (%)	Amount ($)	Value ($)

U.S. Treasury Notes—12.1%
2/28/11		0.16	260,000,000	260,138,351
8/1/11		0.19	125,000,000	125,492,110
8/1/11		0.19	150,000,000	153,446,964
Total U.S. Treasury Notes
(cost $539,077,425)				539,077,425
Total Investments (cost $4,453,844,562)			100.3%	4,453,844,562
Liabilities, Less Cash and Receivables			(.3%)	(11,844,831)
Net Assets			100.0%	4,441,999,731

a Variable rate security—interest rate subject to periodic change.

Portfolio Summary (Unaudited)†
	Value (%)			Value (%)
Federal Home Loan Bank	43.6	U.S. Treasury Notes		12.1
U.S. Treasury Bills	27.0
Federal Farm Credit Bank	17.6			100.3

† Based on net assets.
See notes to financial statements.

The Funds	23

STATEMENT OF INVESTMENTS

January 31, 2011

	Annualized
	Yield on
	Date of	Principal
Dreyfus Treasury & Agency Cash Management	Purchase (%)	Amount ($)	Value ($)

U.S. Treasury Bills—.9%
2/3/11
(cost $99,999,681)	0.06	100,000,000	99,999,681

U.S. Treasury Notes—26.6%
3/31/11	0.22	100,000,000	100,719,535
5/2/11	0.26	300,000,000	300,455,720
5/2/11	0.27	150,000,000	151,702,390
5/31/11	0.23	550,000,000	558,323,276
8/1/11	0.25	550,000,000	562,512,847
9/30/11	0.27	100,000,000	100,481,097
9/30/11	0.28	200,000,000	205,563,137
10/31/11	0.25	200,000,000	201,118,239
10/31/11	0.23	250,000,000	258,140,845
11/30/11	0.26	100,000,000	100,401,464
11/30/11	0.31	300,000,000	310,385,935
Total U.S. Treasury Notes
(cost $2,849,804,485)			2,849,804,485

U.S. Treasury Strips—.6%
U.S. Treasury Strips
8/1/11
(cost $62,108,663)	0.27	62,193,000	62,108,663

Repurchase Agreements—71.7%
Barclays Capital, Inc.
dated 1/31/11, due 2/1/11 in the amount of $778,004,538
(fully collateralized by $122,456,600 U.S. Treasury Bills, due 5/19/11,
value $122,400,025 and $661,084,100 U.S. Treasury Notes,
0.38%-3.25%, due 8/31/12-6/30/17, value $671,160,067)	0.21	778,000,000	778,000,000
BNP Paribas dated 1/31/11, due 2/1/11 in the amount of $500,002,778
(fully collateralized by $504,852,900 U.S. Treasury Notes,
1%-1.38%, due 9/15/12-1/15/14, value $510,000,072)	0.20	500,000,000	500,000,000
Credit Agricole Securities (USA) Inc. dated 1/31/11, due 2/1/11 in the amount of
$500,003,056 (fully collateralized by $342,076,600 U.S. Treasury Bonds,
7.63%-8.75%, due 5/15/20-11/15/22, value $510,000,001)	0.22	500,000,000	500,000,000

	Annualized
	Yield on
	Date of	Principal
Dreyfus Treasury & Agency Cash Management (continued)	Purchase (%)	Amount ($)	Value ($)

Repurchase Agreements (continued)
Credit Suisse Securities LLC dated 1/31/11, due 2/1/11 in the amount of
$420,002,450 (fully collateralized by $428,505,000 U.S. Treasury Bills,
due 3/24/11-4/7/11, value $428,404,074)	0.21	420,000,000	420,000,000
Deutsche Bank Securities Inc. dated 1/31/11, due 2/1/11 in the amount of
$350,002,042 (fully collateralized by $304,191,700 U.S. Treasury Bonds,
5%-6%, due 2/15/26-5/15/37, value $357,000,067)	0.21	350,000,000	350,000,000
Goldman, Sachs & Co. dated 1/31/11, due 2/1/11 in the amount of
$100,000,583 (fully collateralized by $307,396,627 Government National
Mortgage Association, 4%-7%, due 6/20/31-1/20/41, value $102,000,000)	0.21	100,000,000	100,000,000
HSBC USA Inc. dated 1/31/11, due 2/1/11 in the amount of $700,003,889
(fully collateralized by $283,302,500 U.S. Treasury Bonds, 4.75%-8%,
due 11/15/16-2/15/37, value $379,751,098 and $327,120,200 U.S. Treasury
Notes, 0.88%-3.38%, due 4/30/11-11/15/19, value $334,249,202)	0.20	700,000,000	700,000,000
JPMorgan Chase & Co. dated 1/31/11, due 2/1/11 in the amount of
$760,004,222 (fully collateralized by $701,861,200 U.S. Treasury Notes,
2.75%-4.88%, due 8/15/16-2/15/19, value $775,202,836)	0.20	760,000,000	760,000,000
JPMorgan Chase & Co. dated 1/31/11, due 2/1/11 in the amount of
$110,000,642 (fully collateralized by $113,439,491 Government National
Mortgage Association, 0%-5.50%, due 9/15/39-1/15/52, value $112,200,278)	0.21	110,000,000	110,000,000
Merrill Lynch & Co. Inc. dated 1/31/11, due 2/1/11 in the amount of
$160,000,933 (fully collateralized by $163,906,183 Government
National Mortgage Association, 2.50%-6.50%, due 4/20/35-11/15/51,
value $91,800,000 and $70,178,300 U.S. Treasury Notes, 1.38%,
due 2/15/12, value $71,400,002)	0.21	160,000,000	160,000,000
RBC Capital Markets dated 1/31/11, due 2/1/11 in the amount of
$1,100,006,417 (fully collateralized by $307,654,000
U.S. Treasury Bills, due 3/24/11, value $307,588,162,
$168,000,000 U.S. Treasury Bonds, 7.88%, due 2/15/21,
value $240,304,694 and $567,823,400 U.S. Treasury Notes,
0.63%-2%, due 1/31/13-1/31/16, value $574,107,224)	0.21	1,100,000,000	1,100,000,000
RBS Securities, Inc. dated 1/31/11, due 2/1/11 in the amount of
$350,002,042 (fully collateralized by $357,096,000
U.S. Treasury Bills, due 3/24/11-4/28/11, value $357,004,785)	0.21	350,000,000	350,000,000
Societe Generale dated 1/31/11, due 2/1/11 in the amount of
$500,002,778 (fully collateralized by $323,500,000 U.S. Treasury
Inflation Protected Securities, 2%-3.63%, due 1/15/26-4/15/28,
value $391,202,448 and $116,907,800 U.S. Treasury Notes, 1.38%,
due 5/15/12, value $118,797,582)	0.20	500,000,000	500,000,000

The Funds	25

STATEMENT OF INVESTMENTS (continued)

	Annualized
	Yield on
	Date of	Principal
Dreyfus Treasury & Agency Cash Management (continued)	Purchase (%)	Amount ($)	Value ($)

Repurchase Agreements (continued)
Societe Generale dated 1/31/11, due 2/1/11 in the amount of $370,002,158
(fully collateralized by $654,395,303 Government National Mortgage Association,
4.50%-6.50%, due 4/15/36-12/20/40, value $377,400,000)	0.21	370,000,000	370,000,000
TD Securities (USA) LLC dated 1/31/11, due 2/1/11 in the amount of $995,006,081 (fully collateralized by $154,653,500 U.S. Treasury Bills, due 3/17/11-11/17/11, value $154,509,618, $266,647,400 U.S. Treasury
Inflation Protected Securities, 1.25%-2.50%, due 7/15/13-1/15/29,
value $299,625,648, $449,162,600 U.S. Treasury Notes, 0.63%-5.13%,
due 6/30/11-11/15/20, value $452,927,386 and $291,104,000
U.S. Treasury Strips, due 5/15/21-11/15/39, value $107,837,435)	0.22	995,000,000	995,000,000
Total Repurchase Agreements
(cost $7,693,000,000)			7,693,000,000

Total Investments (cost $10,704,912,829)		99.8%	10,704,912,829

Cash and Receivables (Net)		.2%	17,406,941

Net Assets		100.0%	10,722,319,770

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Repurchase Agreements	71.7	U.S. Treasury Strips	.6
U.S. Treasury Notes	26.6
U.S. Treasury Bills	.9		99.8

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS

January 31, 2011

	Annualized
	Yield on
	Date of	Principal
Dreyfus Treasury Prime Cash Management	Purchase (%)	Amount ($)	Value ($)

U.S. Treasury Bills—80.1%
2/3/11	0.12	1,530,000,000	1,529,990,083
2/10/11	0.12	2,624,174,000	2,624,098,560
2/17/11	0.14	1,967,000,000	1,966,877,289
2/24/11	0.14	2,345,000,000	2,344,790,930
3/3/11	0.15	834,000,000	833,894,642
3/10/11	0.14	1,987,000,000	1,986,712,823
3/17/11	0.14	250,000,000	249,958,750
3/24/11	0.13	1,428,000,000	1,427,733,461
3/31/11	0.16	1,130,000,000	1,129,717,814
4/14/11	0.15	700,000,000	699,797,000
4/28/11	0.17	300,000,000	299,878,167
5/26/11	0.19	225,000,000	224,864,625
6/16/11	0.19	250,000,000	249,826,563
6/23/11	0.18	500,000,000	499,645,000
7/7/11	0.18	80,000,000	79,937,600
7/14/11	0.18	800,000,000	799,366,111
7/28/11	0.19	250,000,000	249,772,604
Total U.S. Treasury Bills
(cost $17,196,862,022)			17,196,862,022

U.S. Treasury Notes—22.9%
2/28/11	0.15	591,550,000	591,867,986
2/28/11	0.15	258,641,000	259,479,460
3/31/11	0.20	755,000,000	760,468,305
3/31/11	0.21	500,000,000	500,527,652
5/2/11	0.16	1,392,000,000	1,394,376,204
5/2/11	0.27	300,000,000	303,406,000

The Funds	27

STATEMENT OF INVESTMENTS (continued)

		Annualized
		Yield on
		Date of	Principal
Dreyfus Treasury Prime Cash Management (continued)		Purchase (%)	Amount ($)	Value ($)

U.S. Treasury Notes (continued)
5/31/11		0.19	300,000,000	304,582,753
6/30/11		0.18	300,000,000	301,159,357
9/30/11		0.23	200,000,000	201,010,346
9/30/11		0.24	300,000,000	308,428,512
Total U.S. Treasury Notes
(cost $4,925,306,575)				4,925,306,575
Total Investments (cost $22,122,168,597)			103.0%	22,122,168,597
Liabilities, Less Cash and Receivables			(3.0%)	(652,987,042)
Net Assets			100.0%	21,469,181,555

Portfolio Summary (Unaudited)†
	Value (%)			Value (%)
U.S. Treasury Bills	80.1	U.S. Treasury Notes		22.9
				103.0

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS

January 31, 2011

	Coupon	Maturity	Principal
Dreyfus Municipal Cash Management Plus	Rate (%)	Date	Amount ($)	Value ($)

Short-Term Investments—100.5%
Arizona—1.7%
JPMorgan Chase Putters and Drivers Trust (Salt River Project
Agricultural Improvement and Power District, Salt River Project
Electric System Revenue) (Liquidity Facility; JPMorgan Chase Bank)	0.29	2/7/11	8,500,000 [a,b]	8,500,000
Maricopa County Industrial Development Authority,
MFHR (San Clemente Apartments Project)
(Liquidity Facility; FNMA and LOC; FNMA)	0.35	2/7/11	1,010,000 [a]	1,010,000
Maricopa County Industrial Development Authority,
MFHR, Refunding (San Clemente Apartments Project)
(Liquidity Facility; FNMA and LOC; FNMA)	0.30	2/7/11	7,600,000 [a]	7,600,000
California—2.0%
California Statewide Communities Development Authority,
MFHR (Liquidity Facility; FHLMC and LOC; FHLMC)	0.38	2/7/11	13,995,000 [a,b]	13,995,000
Irvine Assessment District Number 07-22, Limited
Obligation Improvement Revenue (LOC; KBC Bank)	0.30	2/1/11	6,600,000 [a]	6,600,000
Colorado—.8%
Colorado Housing and Finance Authority, EDR
(Popiel Properties, LLC Project) (LOC; Wells Fargo Bank)	0.49	2/7/11	2,765,000 [a]	2,765,000
Colorado Housing and Finance Authority, EDR
(Wanco Inc. Project) (LOC; U.S. Bank NA)	0.49	2/7/11	2,435,000 [a]	2,435,000
Southglenn Metropolitan District, Special Revenue (LOC; BNP Paribas)	0.31	2/7/11	2,940,000 [a]	2,940,000
Connecticut—2.0%
Connecticut Health and Educational Facilities Authority, Revenue
(Yale University Issue) (Liquidity Facility; Wells Fargo Bank)	0.29	2/7/11	7,300,000 [a,b]	7,300,000
Hamden, GO Notes, BAN	2.00	8/24/11	13,000,000	13,095,379
Delaware—1.8%
Delaware Health Facilities Authority, Revenue
(Christiana Care Health Services)	0.25	2/7/11	10,000,000 [a]	10,000,000
Delaware Health Facilities Authority, Revenue
(Christiana Care Health Services)	0.26	2/7/11	8,525,000 [a]	8,525,000
District of Columbia—3.3%
District of Columbia, Revenue (Carnegie Endowment for
International Peace Issue) (LOC; Wells Fargo Bank)	0.28	2/7/11	13,000,000 [a]	13,000,000
District of Columbia, Revenue, CP (National Academy
of Sciences) (LOC; Bank of America)	0.30	2/4/11	10,000,000	10,000,000
Metropolitan Washington Airports Authority, Airport System
Revenue (Liquidity Facility; Landesbank Baden-Wurttemberg)	0.32	2/7/11	10,715,000 [a]	10,715,000
Florida—6.6%
Broward County Housing Finance Authority, MFHR
(Cypress Grove Apartments Project) (LOC; FNMA)	0.38	2/7/11	13,230,000 [a]	13,230,000
Citizens Property Insurance Corporation,
High-Risk Account Senior Secured Revenue	2.00	4/21/11	20,000,000	20,030,768

The Funds	29

STATEMENT OF INVESTMENTS (continued)

Dreyfus Municipal	Coupon	Maturity	Principal
Cash Management Plus (continued)	Rate (%)	Date	Amount ($)	Value ($)

Short-Term Investments (continued)
Florida (continued)
Florida Local Government Finance Commission, Pooled Loan
Program Revenue, CP (LOC; Bank of America)	0.37	2/8/11	6,025,000	6,025,000
Florida Local Government Finance Commission, Pooled Loan
Program Revenue, CP (LOC; Bank of America)	0.30	3/11/11	17,140,000	17,140,000
Greater Orlando Aviation Authority, Airport Facility
Revenue (FlightSafety International Inc. Project)
(Insured; Berkshire Hathaway Assurance Corporation)	0.28	2/7/11	6,700,000 [a]	6,700,000
Halifax Hospital Medical Center, Hospital Improvement
Revenue, Refunding (LOC; JPMorgan Chase Bank)	0.29	2/7/11	4,000,000 [a]	4,000,000
Georgia—3.9%
Atlanta, Airport Revenue, CP (LOC; Wells Fargo Bank)	0.35	5/25/11	10,000,000	10,000,000
Gwinnett County Development Authority, IDR
(Suzanna’s Kitchen, Inc. Project) (LOC; Wells Fargo Bank)	0.46	2/7/11	5,000,000 [a]	5,000,000
Henry County School District, GO Notes	5.00	4/1/11	5,600,000	5,643,037
Metropolitan Atlanta Rapid Transit Authority, Sales Tax
Revenue, CP (Liquidity Facility; Wells Fargo Bank)	0.31	3/10/11	10,000,000	10,000,000
Municipal Electric Authority of Georgia, CP
(Project One) (LOC; Wells Fargo Bank)	0.28	2/9/11	8,922,000	8,922,000
Illinois—1.7%
Illinois Finance Authority, IDR (Fitzpatrick Brothers, Inc.
Project) (Liquidity Facility; Northern Trust Company)	0.29	2/7/11	5,000,000 [a]	5,000,000
Illinois Toll Highway Authority, Toll Highway Senior Revenue,
Refunding (Insured; Assured Guaranty Municipal Corp.
and Liquidity Facility; Dexia Credit Locale)	0.30	2/7/11	3,700,000 [a]	3,700,000
Upper Illinois River Valley Development Authority, SWDR
(Exolon-ESK Company Project) (LOC; Bank of America)	0.33	2/7/11	8,405,000 [a]	8,405,000
Indiana—2.4%
Elkhart County, EDR (Four Seasons Manufacturing
Project) (LOC; National City Bank)	0.38	2/7/11	3,005,000 [a]	3,005,000
Fort Wayne, EDR (Park Center Project) (LOC; National City Bank)	0.31	2/7/11	2,135,000 [a]	2,135,000
Indiana Finance Authority, EDR (JRL Leasing, Inc.
and LaSarre Co., LLC Project) (LOC; National City Bank)	0.38	2/7/11	3,200,000 [a]	3,200,000
Indiana Finance Authority, Environmental Revenue, Refunding
(Duke Energy Indiana, Inc. Project) (LOC; Bank of America)	0.33	2/7/11	6,000,000 [a]	6,000,000
Puttable Floating Option Tax Exempt Receipts (Indiana Health
Facility Financing Authority, Hospital Improvement Revenue,
Refunding (Community Hospitals Projects)) (Liquidity Facility;
Bank of America and LOC; Bank of America)	0.44	2/7/11	10,000,000 [a,b]	10,000,000
Iowa—.4%
Iowa Higher Education Loan Authority, Revenue,
BAN (William Penn University Project)	1.50	12/1/11	4,000,000	4,029,737

Dreyfus Municipal	Coupon	Maturity	Principal
Cash Management Plus (continued)	Rate (%)	Date	Amount ($)	Value ($)

Short-Term Investments (continued)
Kansas—.8%
Kansas Development Finance Authority, MFHR
(Tree House Apartments) (LOC; U.S. Bank NA)	0.32	2/7/11	8,450,000 [a]	8,450,000
Kentucky—1.8%
Jefferson County, Retirement Home Revenue (Nazareth Literary
and Benevolent Institution Project) (LOC; JPMorgan Chase Bank)	0.30	2/7/11	8,630,000 [a]	8,630,000
Kentucky Rural Water Finance Corporation,
Public Projects Construction Notes	1.50	12/1/11	10,000,000	10,070,191
Louisiana—3.0%
Ascension Parish, Revenue, CP (BASF SE)	0.49	3/17/11	9,000,000	9,000,000
Lake Charles Harbor and Terminal District,
Revenue (Lake Charles Cogeneration LLC Project)	0.37	5/31/11	12,000,000	12,000,000
Louisiana Local Government Environmental Facilities and Community
Development Authority, Revenue (Nicholls State University Student
Housing/Nicholls State University Facilities Corporation Project)
(Insured; Assured Guaranty Municipal Corp and LOC; FHLB)	0.33	2/7/11	10,000,000 [a]	10,000,000
Maryland—1.8%
Anne Arundel County, EDR (Atlas Container
Corporation Project) (LOC; M&T Trust)	0.39	2/7/11	6,475,000 [a]	6,475,000
Baltimore County Revenue Authority,
Golf System Revenue (LOC; M&T Trust)	0.32	2/7/11	5,675,000 [a]	5,675,000
Frederick County, Revenue
(Homewood, Inc. Facility) (LOC; M&T Trust)	0.27	2/7/11	2,700,000 [a]	2,700,000
Maryland Health and Higher Educational Facilities
Authority, Revenue (Charles County Nursing Center)
(Liquidity Facility; M&T Trust)	0.34	2/7/11	3,705,000 [a]	3,705,000
Massachusetts—4.5%
Macon Trust Various Certificates (Massachusetts Health and Educational
Facilities Authority—Harvard Vanguard Medical Associates Issue)
(Liquidity Facility; Bank of America and LOC; Bank of America)	0.41	2/7/11	9,975,000 [a,b]	9,975,000
Massachusetts, GO Notes, RAN	2.00	5/26/11	13,000,000	13,068,834
Massachusetts Development Finance Agency, Multifamily Revenue
(Kennedy Lofts Project) (Liquidity Facility; FHLMC and LOC; FHLMC)	0.39	2/7/11	15,440,000 [a,b]	15,440,000
Massachusetts Housing Finance Agency, SFHR (Insured; Assured
Guaranty Municipal Corp. and Liquidity Facility; Dexia Credit Locale)	0.35	2/7/11	7,380,000 [a]	7,380,000
Michigan—4.6%
Michigan, GO Notes	2.00	9/30/11	8,000,000	8,082,729
Michigan Hospital Finance Authority,
Revenue, CP (Trinity Health System)	0.32	4/6/11	4,000,000	4,000,000
Michigan Strategic Fund, LOR (The Kroger Company Recovery Zone
Facilities Bond Project) (LOC; Bank of Tokyo-Mitsubishi UFJ, Limited)	0.30	2/7/11	9,500,000 [a]	9,500,000

The Funds	31

STATEMENT OF INVESTMENTS (continued)

Dreyfus Municipal	Coupon	Maturity	Principal
Cash Management Plus (continued)	Rate (%)	Date	Amount ($)	Value ($)

Short-Term Investments (continued)
Michigan (continued)
Oakland County Economic Development Corporation, LOR
(Michigan Seamless Tube LLC Project) (LOC; Bank of America)	0.44	2/7/11	1,900,000 [a]	1,900,000
Pittsfield Township Economic Development Corporation, LOR,
Refunding (Arbor Project) (LOC; Comerica Bank)	0.34	2/7/11	4,180,000 [a]	4,180,000
University of Michigan, CP	0.28	2/16/11	8,795,000	8,795,000
Waterford Charter Township Economic Development Corporation,
LOR, Refunding (Canterbury Health Care, Inc. Project) (LOC; FHLB)	0.30	2/7/11	10,270,000 [a]	10,270,000
Minnesota—1.8%
Minnesota Housing Finance Agency, Residential Housing
Finance Revenue (Liquidity Facility; FHLB)	0.30	2/7/11	7,000,000 [a]	7,000,000
Minnesota Housing Finance Agency, Residential Housing
Finance Revenue (Liquidity Facility; Lloyds TSB Bank PLC)	0.31	2/7/11	3,150,000 [a]	3,150,000
University of Minnesota, CP	0.29	4/6/11	7,837,000	7,837,000
Nebraska—1.9%
Nebraska Investment Finance Authority,
SFHR (Liquidity Facility; FHLB)	0.30	2/7/11	19,720,000 [a]	19,720,000
Nevada—2.8%
Clark County, Airport System Subordinate Lien Revenue
(LOC; Landesbank Baden-Wurttemberg)	0.31	2/7/11	16,100,000 [a]	16,100,000
Clark County, Airport System Subordinate Lien Revenue
(LOC; Landesbank Baden-Wurttemberg)	0.31	2/7/11	6,600,000 [a]	6,600,000
Director of Nevada Department of Business and Industry,
Revenue (Nevada Cancer Institute Project) (LOC; Bank of America)	0.35	2/7/11	5,450,000 [a]	5,450,000
New Hampshire—.5%
New Hampshire Health and Education Facilities Authority,
Revenue (Kimball Union Academy) (LOC; RBS Citizens NA)	0.42	2/7/11	5,000,000 [a]	5,000,000
New Jersey—2.3%
East Brunswick Township, GO Notes, BAN	2.50	4/27/11	10,500,000	10,546,924
New Brunswick Parking Authority, City-Guaranteed
Subordinated Project Notes (Transit Village Parking Project)	2.00	3/1/11	3,000,000	3,001,957
New Jersey Turnpike Authority, Turnpike Revenue
(Insured; Assured Guaranty Municipal Corp. and
Liquidity Facility; Westdeutsche Landesbank)	0.31	2/7/11	10,000,000 [a]	10,000,000
New York—3.8%
New York Liberty Development Corporation,
Liberty Revenue (World Trade Center Project)	0.35	8/4/11	25,000,000	25,000,000
New York Local Government Assistance Corporation, Subordinate
Lien Revenue, Refunding (Liquidity Facility; Bank of America)	0.30	2/7/11	9,000,000 [a]	9,000,000
Port Authority of New York and New Jersey, Special Obligation Revenue
(Versatile Structure Obligations) (LOC; Bayerische Landesbank)	0.32	2/1/11	4,300,000 [a]	4,300,000

Dreyfus Municipal	Coupon	Maturity	Principal
Cash Management Plus (continued)	Rate (%)	Date	Amount ($)	Value ($)

Short-Term Investments (continued)
North Carolina—3.5%
North Carolina Education Assistance Authority, Student Loan
Revenue, Refunding (LOC; Royal Bank of Canada)	0.31	2/7/11	29,600,000 [a]	29,600,000
Union County, GO Notes (Liquidity Facility;
Branch Banking and Trust Co.)	0.27	2/7/11	6,200,000 [a]	6,200,000
Ohio—3.3%
Akron, Bath and Copley Joint Township Hospital District, Health Care
Facilities Revenue (Sumner on Ridgewood Project) (LOC; KBC Bank)	0.31	2/7/11	5,055,000 [a]	5,055,000
Lorain County, IDR (Cutting Dynamics, Inc.
Project) (LOC; National City Bank)	0.39	2/7/11	1,905,000 [a]	1,905,000
Montgomery County, Revenue, CP (Miami Valley Hospital)	0.45	2/18/11	10,000,000	10,000,000
Puttable Floating Option Tax Exempt Receipts (Hamilton County,
Hospital Facilities Revenue (University Hospital)) (Liquidity
Facility; Bank of America and LOC; Bank of America)	0.41	2/7/11	7,870,000 [a,b]	7,870,000
Union Township, GO Notes, BAN (Various Purpose)	1.25	9/13/11	9,000,000	9,027,360
Oklahoma—.6%
Oklahoma Water Resources Board, State Loan Program
Revenue (Liquidity Facility; State Street Bank and Trust Co.)	0.75	3/1/11	6,000,000	6,000,000
Pennsylvania—5.9%
Blair County Industrial Development Authority, Revenue (Hollidaysburg
Area YMCA Project) (LOC; Citizens Bank of Pennsylvania)	0.46	2/7/11	2,920,000 [a]	2,920,000
Chester County Health and Education Facilities Authority, Mortgage
Revenue (Tel Hai Obligated Group Project) (LOC; M&T Trust)	0.29	2/7/11	10,405,000 [a]	10,405,000
Haverford Township School District, GO Notes (LOC; TD Bank)	0.27	2/7/11	3,500,000 [a]	3,500,000
Horizon Hospital System Authority, Senior Health and Housing
Facilities Revenue (Saint Paul Homes Project) (LOC; M&T Trust)	0.34	2/7/11	7,300,000 [a]	7,300,000
Pennsylvania Economic Development Financing Authority, Revenue
(Evergreen Community Power Facility) (LOC; M&T Trust)	0.44	2/7/11	16,000,000 [a]	16,000,000
Philadelphia Authority for Industrial Development,
Revenue (The Pennsylvania School for the Deaf)
(LOC; Citizens Bank of Pennsylvania)	0.46	2/7/11	2,400,000 [a]	2,400,000
Union County Industrial Development Authority,
Revenue (Stabler Companies Inc. Project) (LOC; M&T Trust)	0.44	2/7/11	5,100,000 [a]	5,100,000
University of Pittsburgh of the Commonwealth
System of Higher Education, CP	0.29	3/7/11	10,000,000	10,000,000
York County, GO Notes, TRAN	1.00	4/29/11	3,000,000	3,004,335
South Carolina—4.4%
Charleston County School District, GO Notes, TAN	2.00	4/1/11	20,000,000	20,054,700
South Carolina Association of Governmental Organizations, COP
(Evidencing Undivided Proportionate Interests in Tax Anticipation
Notes (General Obligations) of Certain South Carolina School Districts)	2.00	4/15/11	25,000,000	25,080,924

The Funds	33

STATEMENT OF INVESTMENTS (continued)

Dreyfus Municipal	Coupon	Maturity	Principal
Cash Management Plus (continued)	Rate (%)	Date	Amount ($)	Value ($)

Short-Term Investments (continued)
Tennessee—1.5%
Clarksville Public Building Authority, Pooled Financing Revenue
(Tennessee Municipal Bond Fund) (LOC; Bank of America)	0.30	2/1/11	2,900,000 [a]	2,900,000
Cleveland Health and Educational Facilities Board, Revenue
(Lee University Project) (LOC; Branch Banking and Trust Co.)	0.30	2/7/11	3,400,000 [a]	3,400,000
Metropolitan Government of Nashville and Davidson County
Health and Educational Facilities Board, Revenue, Refunding
(Belmont University Project) (LOC; FHLB)	0.27	2/7/11	6,200,000 [a]	6,200,000
Sevier County Public Building Authority, Public Project
Construction Notes (Tennessee Association of
Utility Districts Interim Loan Program)	1.25	3/1/11	3,000,000	3,001,265
Texas—16.4%
Calhoun Port Authority, Environmental Facilities Revenue (Formosa
Plastics Corporation, Texas Project) (LOC; Bank of America)	0.41	2/7/11	10,000,000 [a]	10,000,000
Cypress-Fairbanks Independent School District, TAN	1.50	2/15/11	10,000,000	10,004,169
DeSoto Industrial Development Authority, IDR, Refunding
(National Service Industries Inc. Project) (LOC; Wells Fargo Bank)	0.39	2/7/11	3,660,000 [a]	3,660,000
El Paso Independent School District, Unlimited Tax School Building
Bonds (Liquidity Facility; JPMorgan Chase Bank and LOC;
Permanent School Fund Guarantee Program)	0.35	4/5/11	13,000,000	13,000,000
Harris County, GO Notes, TAN	2.00	2/28/11	10,000,000	10,012,317
Houston, Utility System Revenue, CP (LOC; Barclays Bank PLC)	0.29	3/17/11	5,000,000	5,000,000
Jefferson County Industrial Development Corporation,
Hurricane Ike Disaster Area Revenue (Jefferson Refinery, LLC
Project) (LOC; Branch Banking and Trust Co.)	0.55	3/30/11	20,000,000	20,000,000
North Texas Tollway Authority, Revenue, CP (LOC; Bank of America)	0.34	3/8/11	7,300,000	7,300,000
Port of Port Arthur Navigation District, Revenue, CP (BASF)	0.49	3/17/11	5,000,000	5,000,000
San Antonio, Sales Tax Revenue, CP (LOC; Bank of America)	0.29	2/17/11	5,000,000	5,000,000
Texas, GO Notes (Veterans’ Housing Assistance Program)
(Liquidity Facility; State Street Bank and Trust Co.)	0.31	2/7/11	16,000,000 [a]	16,000,000
Texas, TRAN	2.00	8/31/11	10,000,000	10,095,206
Texas Department of Housing and Community Affairs, SFMR	0.30	2/7/11	52,600,000 [a]	52,600,000
Utah—.9%
Murray City, HR (Intermountain Health Care Health Services, Inc.)	0.25	2/7/11	7,300,000 [a]	7,300,000
Utah Housing Corporation, SFMR (LOC; Royal Bank of Canada)	0.45	3/22/11	1,800,000	1,800,000

Dreyfus Municipal	Coupon	Maturity	Principal
Cash Management Plus (continued)	Rate (%)	Date	Amount ($)	Value ($)

Short-Term Investments (continued)
Vermont—.9%
Vermont Economic Development Authority, Revenue, CP (Economic
Development Capital Program) (LOC; JPMorgan Chase Bank)	0.38	3/10/11	9,000,000	9,000,000
Virginia—1.3%
Lynchburg Redevelopment and Housing Authority, Housing
Revenue (KHM Properties-Lynchburg, LLC Project) (LOC; M&T Trust)	0.39	2/7/11	13,520,000 [a]	13,520,000
Washington—1.3%
Pierce County Economic Development Corporation, Multi-Mode Industrial
Revenue (SeaTac Packaging Project) (LOC; HSBC Bank USA)	0.41	2/7/11	4,960,000 [a]	4,960,000
Washington Economic Development Finance Authority, SWDR
(CleanScapes, Inc. Project) (LOC; Bank of the West)	0.35	2/7/11	7,895,000 [a]	7,895,000
Wisconsin—2.5%
Wisconsin Health and Educational Facilities Authority, Revenue
(Mequon Jewish Campus, Inc. Project) (LOC; JPMorgan Chase Bank)	0.40	2/7/11	6,250,000 [a]	6,250,000
Wisconsin Housing and Economic Development Authority,
Home Ownership Revenue (Liquidity Facility; Fortis Bank)	0.33	2/7/11	19,660,000 [a]	19,660,000
Wyoming—1.5%
Wyoming Student Loan Corporation, Student Loan
Revenue, Refunding (LOC; Royal Bank of Canada)	0.29	2/7/11	15,000,000 [a]	15,000,000
U.S. Related—.3%
Puerto Rico Commonwealth, Public Improvement GO Notes,
Refunding (Insured; Assured Guaranty Municipal Corp.
and Liquidity Facility; Dexia Credit Locale)	0.29	2/7/11	3,320,000 [a]	3,320,000

Total Investments (cost $1,025,948,832)			100.5%	1,025,948,832
Liabilities, Less Cash and Receivables			(.5%)	(5,189,055)
Net Assets			100.0%	1,020,759,777

See footnotes on page 57.
See notes to financial statements.

The Funds	35

STATEMENT OF INVESTMENTS

January 31, 2011

Dreyfus New York	Coupon	Maturity	Principal
Municipal Cash Management	Rate (%)	Date	Amount ($)	Value ($)

Short-Term Investments—100.0%
New York—97.6%
Albany Industrial Development Agency, Civic Facility Revenue
(Albany Medical Center Hospital Project) (LOC; Bank of America)	0.30	2/7/11	2,700,000 [a]	2,700,000
Attica, GO Notes, BAN	1.25	5/19/11	1,850,000	1,851,356
Babylon, GO Notes, BAN	1.50	4/15/11	4,000,000	4,008,425
Chautauqua County Industrial Development Agency, Civic Facility
Revenue (Gerry Homes Project) (LOC; HSBC Bank USA)	0.45	2/7/11	11,340,000 [a]	11,340,000
Chemung County Industrial Development Agency, IDR (MMARS
2nd Program) (Trayer Products, Inc. Project) (LOC; HSBC Bank USA)	0.45	2/7/11	655,000 [a]	655,000
Columbia County Capital Resource Corporation, Civic Facility Revenue
(The Columbia Memorial Hospital Project) (LOC; HSBC Bank USA)	0.28	2/7/11	6,945,000 [a]	6,945,000
Columbia County Industrial Development Agency, Civic Facility Revenue
(The Columbia Memorial Hospital Project) (LOC; HSBC Bank USA)	0.28	2/7/11	5,245,000 [a]	5,245,000
Dutchess County Industrial Development Agency, Civic Facility Revenue
(Anderson Foundation for Autism, Inc. Project) (LOC; M&T Trust)	0.34	2/7/11	7,645,000 [a]	7,645,000
Dutchess County Industrial Development Agency, Civic Facility Revenue
(Anderson Foundation for Autism, Inc. Project) (LOC; M&T Trust)	0.34	2/7/11	9,065,000 [a]	9,065,000
Dutchess County Industrial Development Agency, Civic Facility
Revenue (Arbor Ridge Brookmeade Inc.) (LOC; M&T Trust)	0.34	2/7/11	13,330,000 [a]	13,330,000
Elmira City School District, GO Notes, BAN	1.50	6/30/11	8,500,000	8,512,006
Erie County Industrial Development Agency, Civic Facility Revenue
(YMCA of Greater Buffalo Project) (LOC; HSBC Bank USA)	0.45	2/7/11	225,000 [a]	225,000
Erie County Industrial Development Agency, Civic Facility Revenue
(YMCA of Greater Buffalo Project) (LOC; HSBC Bank USA)	0.45	2/7/11	3,185,000 [a]	3,185,000
Erie County Industrial Development Agency, IDR
(Hydro-Air Components Inc. Project) (LOC; HSBC Bank USA)	0.41	2/7/11	2,900,000 [a]	2,900,000
Evans, GO Notes, BAN	1.25	10/6/11	2,125,000	2,127,833
Forestville Central School District, GO Notes, BAN	2.00	7/14/11	4,700,000	4,718,046
Fort Ann, GO Notes, BAN	1.50	8/26/11	3,000,000	3,005,858
Herkimer County Industrial Development Agency, IDR (F.E. Hale
Manufacturing Company Facility) (LOC; HSBC Bank USA)	0.45	2/7/11	1,710,000 [a]	1,710,000
JPMorgan Chase Putters/Drivers Trust (New York State
Dormitory Authority, State Personal Income Tax Revenue
(Education)) (Liquidity Facility; JPMorgan Chase Bank)	0.29	2/7/11	7,000,000 [a,b]	7,000,000
Lancaster Industrial Development Agency, IDR
(Sealing Devices Inc. Project) (LOC; HSBC Bank USA)	0.41	2/7/11	2,170,000 [a]	2,170,000
Long Island Power Authority, CP (Long Island Lighting
Company) (LOC; JPMorgan Chase Bank)	0.29	4/6/11	30,900,000	30,900,000
Long Island Power Authority, CP (Long Island Lighting
Company) (LOC; State Street Bank and Trust Co.)	0.30	3/8/11	18,800,000	18,800,000
Long Island Power Authority, Electric System General
Revenue (Insured; Assured Guaranty Municipal Corp.
and Liquidity Facility; Dexia Credit Locale)	0.30	2/7/11	20,000,000 [a]	20,000,000
Long Island Power Authority, Electric System
Subordinated Revenue (LOC; Westdeutsche Landesbank)	0.26	2/1/11	4,000,000 [a]	4,000,000

Dreyfus New York	Coupon	Maturity	Principal
Municipal Cash Management (continued)	Rate (%)	Date	Amount ($)	Value ($)

Short-Term Investments (continued)
New York (continued)
Metropolitan Transportation Authority, Dedicated Tax Fund
Revenue (Insured; Assured Guaranty Municipal Corp.
and Liquidity Facility; Dexia Credit Locale)	0.32	2/7/11	10,000,000 [a]	10,000,000
Metropolitan Transportation Authority, Dedicated Tax Fund
Revenue, Refunding (Insured; Assured Guaranty
Municipal Corp. and Liquidity Facility; Dexia Credit Locale)	0.33	2/7/11	34,700,000 [a]	34,700,000
Metropolitan Transportation Authority,
Transportation Revenue, CP (LOC; Citibank NA)	0.32	3/8/11	15,000,000	15,000,000
Metropolitan Transportation Authority,
Transportation Revenue, CP (LOC; Citibank NA)	0.29	4/6/11	10,000,000	10,000,000
Metropolitan Transportation Authority, Transportation Revenue,
Refunding (Insured; Assured Guaranty Municipal Corp.
and Liquidity Facility; Westdeutsche Landesbank)	0.34	2/7/11	14,310,000 [a]	14,310,000
Monroe County Industrial Development Agency, Civic Facility
Revenue (YMCA of Greater Rochester Project) (LOC; M&T Trust)	0.34	2/7/11	2,175,000 [a]	2,175,000
Monroe County Industrial Development Agency, IDR
(Chaney Enterprise) (LOC; M&T Trust)	0.49	2/7/11	1,950,000 [a]	1,950,000
Monroe County Industrial Development Agency, IDR
(Genesee Metal Stampings Inc. Facility) (LOC; HSBC Bank USA)	0.45	2/7/11	310,000 [a]	310,000
Monroe County Industrial Development Agency, Revenue (HDF-RWC
Project 1, LLC— Robert Weslayan College Project) (LOC; M&T Trust)	0.35	2/7/11	2,600,000 [a]	2,600,000
Monroe County Industrial Development Corporation, Revenue
(Saint Ann’s Home for the Aged Project) (LOC; HSBC Bank USA)	0.34	2/7/11	8,000,000 [a]	8,000,000
New York City, GO Notes	5.00	8/1/11	7,360,000	7,528,223
New York City, GO Notes (Liquidity Facility; Bank of America)	0.28	2/1/11	1,800,000 [a]	1,800,000
New York City, GO Notes (LOC; Bank of America)	0.24	2/7/11	7,895,000 [a]	7,895,000
New York City, GO Notes (LOC; Bank of Nova Scotia)	0.28	2/7/11	6,785,000 [a]	6,785,000
New York City, GO Notes (LOC; JPMorgan Chase Bank)	0.24	2/1/11	4,000,000 [a]	4,000,000
New York City, GO Notes (LOC; Westdeutsche Landesbank)	0.32	2/1/11	7,950,000 [a]	7,950,000
New York City Capital Resource Corporation, Recovery Zone
Facility Revenue (WytheHotel Project) (LOC; M&T Trust)	0.37	2/7/11	3,800,000 [a]	3,800,000
New York City Housing Development Corporation,
MFHR (Liquidity Facility; Citibank NA)	0.31	2/7/11	10,000,000 [a,b]	10,000,000
New York City Housing Development Corporation, MFMR (The Crest
Project) (LOC; Landesbank Hessen-Thuringen Girozentrale)	0.34	2/7/11	8,000,000 [a]	8,000,000
New York City Industrial Development Agency, Civic Facility
Revenue (Children’s Oncology Society of New York, Inc.
Project) (LOC; JPMorgan Chase Bank)	0.30	2/7/11	8,200,000 [a]	8,200,000
New York City Industrial Development Agency, Civic Facility
Revenue (French Institute-Alliance Francaise de New York—Federation
of French Alliances in the United States Project) (LOC; M&T Trust)	0.37	2/7/11	3,475,000 [a]	3,475,000
New York City Industrial Development Agency,
Civic Facility Revenue (Jewish Community Center
on the Upper West Side, Inc. Project) (LOC; M&T Trust)	0.34	2/7/11	4,900,000 [a]	4,900,000

The Funds	37

STATEMENT OF INVESTMENTS (continued)

Dreyfus New York	Coupon	Maturity	Principal
Municipal Cash Management (continued)	Rate (%)	Date	Amount ($)	Value ($)

Short-Term Investments (continued)
New York (continued)
New York City Industrial Development Agency, Civic Facility Revenue
(Sephardic Community Youth Center, Inc. Project) (LOC; M&T Trust)	0.34	2/7/11	3,100,000 [a]	3,100,000
New York City Industrial Development Agency, Civic Facility
Revenue (Spence-Chapin, Services to Families
and Children Project) (LOC; TD Bank)	0.34	2/7/11	5,970,000 [a]	5,970,000
New York City Industrial Development Agency, Civic Facility Revenue
(The Allen-Stevenson School Project) (LOC; JPMorgan Chase Bank)	0.32	2/7/11	9,470,000 [a]	9,470,000
New York City Industrial Development Agency, Civic Facility
Revenue (Village Community School Project) (LOC; M&T Trust)	0.47	2/7/11	2,400,000 [a]	2,400,000
New York City Municipal Water Finance Authority, Water and
Sewer System Revenue (Liquidity Facility; BNP Paribas)	0.26	2/7/11	6,000,000 [a]	6,000,000
New York City Municipal Water Finance Authority, Water and
Sewer System Revenue (Liquidity Facility; Wells Fargo Bank)	0.25	2/7/11	15,000,000 [a]	15,000,000
New York City Transitional Finance Authority, Future Tax Secured
Revenue (Liquidity Facility; Westdeutsche Landesbank)	0.26	2/7/11	9,000,000 [a]	9,000,000
New York City Transitional Finance Authority, Revenue
(New York City Recovery) (Liquidity Facility; Dexia Credit Locale)	0.29	2/1/11	6,500,000 [a]	6,500,000
New York Job Development Authority,
State-Guaranteed Special Purpose Bonds	5.00	3/1/11	1,200,000	1,203,949
New York Liberty Development Corporation,
Liberty Revenue (World Trade Center Project)	0.35	8/4/11	35,000,000	35,000,000
New York Liberty Development Corporation,
Recovery Zone Revenue (3 World Trade Center Project)	0.42	1/19/12	21,500,000	21,500,000
New York Local Government Assistance Corporation, Subordinate
Lien Revenue, Refunding (Liquidity Facility; Bank of America)	0.30	2/7/11	35,000,000 [a]	35,000,000
New York Local Government Assistance Corporation, Subordinate
Lien Revenue, Refunding (Liquidity Facility; JPMorgan Chase Bank)	0.25	2/7/11	5,000,000 [a]	5,000,000
New York State Dormitory Authority, Insured Revenue
(The Culinary Institute of America) (LOC; TD Bank)	0.26	2/7/11	6,925,000 [a]	6,925,000
New York State Dormitory Authority, Revenue
(F.F.T. Senior Communities, Inc.) (LOC; KBC Bank)	0.29	2/7/11	4,420,000 [a]	4,420,000
New York State Dormitory Authority, Revenue
(Saint John’s University) (LOC; JPMorgan Chase Bank)	0.28	2/7/11	10,315,000 [a]	10,315,000
New York State Dormitory Authority, Revenue
(The College of New Rochelle) (LOC; RBS Citizens NA)	0.28	2/7/11	4,000,000 [a]	4,000,000
New York State Dormitory Authority,
Revenue (The Rockefeller University)	0.27	2/7/11	10,175,000 [a]	10,175,000
New York State Housing Finance Agency,
Housing Revenue (250 West 93rd Street)
(LOC; Landesbank Hessen-Thuringen Girozentrale)	0.28	2/7/11	23,400,000 [a]	23,400,000
New York State Housing Finance Agency, Housing
Revenue (350 West 37th Street) (LOC; Wells Fargo Bank)	0.28	2/7/11	9,000,000 [a]	9,000,000
New York State Housing Finance Agency, Service
Contract Revenue, Refunding (LOC; Bank of America)	0.27	2/7/11	4,200,000 [a]	4,200,000
New York State Mortgage Agency, Homeowner Mortgage
Revenue (Liquidity Facility; Bank of America)	0.30	2/7/11	17,700,000 [a]	17,700,000

Dreyfus New York	Coupon	Maturity	Principal
Municipal Cash Management (continued)	Rate (%)	Date	Amount ($)	Value ($)

Short-Term Investments (continued)
New York (continued)
New York State Thruway Authority, General Revenue, BAN	2.50	7/15/11	4,595,000	4,637,800
New York State Thruway Authority, General Revenue, BAN	4.00	7/15/11	14,975,000	15,217,986
New York State Thruway Authority, Second General
Highway and Bridge Trust Fund Bonds	5.00	4/1/11	1,000,000	1,007,589
New York State Urban Development Corporation,
State Personal Income Tax Revenue (General Purpose)	2.00	3/15/11	15,345,000	15,375,829
Onondaga County Industrial Development Agency, IDR
(ICM Controls Corporation Project) (LOC; M&T Trust)	0.44	2/7/11	2,120,000 [a]	2,120,000
Ontario County Industrial Development Agency,
Civic Facility Revenue (Friends of the Finger Lakes
Performing Arts Center, Inc. Civic Facility) (LOC; FHLB)	0.49	2/7/11	6,345,000 [a]	6,345,000
Ontario County Industrial Development Agency, IDR
(Dixit Enterprises/Newtex Industries, Inc.
Facility) (LOC; HSBC Bank USA)	0.45	2/7/11	2,400,000 [a]	2,400,000
Port Authority of New York and New Jersey, CP	0.32	3/7/11	25,000,000	25,000,000
Port Authority of New York and New Jersey, CP	0.32	3/14/11	5,000,000	5,000,000
Port Authority of New York and New Jersey, CP	0.33	4/29/11	5,010,000	5,010,000
Port Authority of New York and New Jersey, CP	0.33	5/5/11	20,000,000	20,000,000
Port Authority of New York and New Jersey, CP	0.34	6/8/11	15,890,000	15,890,000
Port Authority of New York and New Jersey, Equipment Notes	0.35	2/7/11	10,500,000 [a]	10,500,000
Port Authority of New York and New Jersey, Special Obligation
Revenue (Versatile Structure Obligations) (Liquidity
Facility; Landesbank Hessen-Thuringen Girozentrale)	0.30	2/1/11	5,200,000 [a]	5,200,000
Port Authority of New York and New Jersey,
Special Obligation Revenue (Versatile Structure
Obligations) (LOC; Bayerische Landesbank)	0.32	2/1/11	19,900,000 [a]	19,900,000
Putnam County Industrial Development Agency, Civic Facility
Revenue (United Cerebral Palsy of Putnam and Southern
Dutchess Project) (LOC; Commerce Bank NA)	0.26	2/7/11	3,480,000 [a]	3,480,000
Schenectady, GO Notes, BAN	1.50	5/20/11	5,000,000	5,003,635
Schenectady Industrial Development Agency, Civic Facility
Revenue (Union Graduate College Project) (LOC; M&T Trust)	0.34	2/7/11	5,435,000 [a]	5,435,000
South Country Central School District
at Brookhaven, GO Notes, TAN	1.50	6/30/11	3,500,000	3,507,799
Syracuse Industrial Development Agency,
Civic Facility Revenue (Community Development
Properties-Larned Project) (LOC; M&T Trust)	0.35	2/7/11	2,410,000 [a]	2,410,000
Ticonderoga Central School District, GO Notes, BAN	2.00	6/24/11	7,300,000	7,323,979
Ulster County Industrial Development Agency,
IDR (Selux Corporation Project) (LOC; M&T Trust)	0.44	2/7/11	1,025,000 [a]	1,025,000
Westchester County Industrial Development Agency,
Civic Facility Revenue (The Masters School
Civic Facility) (LOC; JPMorgan Chase Bank)	0.32	2/7/11	5,400,000 [a]	5,400,000
Yonkers Industrial Development Agency, MFHR
(Main Street Lofts Yonkers LLC Project) (LOC; M&T Trust)	0.44	2/7/11	30,000,000 [a]	30,000,000

The Funds	39

STATEMENT OF INVESTMENTS (continued)

Dreyfus New York	Coupon	Maturity	Principal
Municipal Cash Management (continued)	Rate (%)	Date	Amount ($)	Value ($)

Short-Term Investments (continued)
U.S. Related—2.4%
Puerto Rico Commonwealth Public Improvement GO Notes,
Refunding (Insured; Assured Guaranty Municipal Corp.
and Liquidity Facility; Dexia Credit Locale)	0.26	2/7/11	6,200,000 [a]	6,200,000
Puerto Rico Commonwealth, Public Improvement GO Notes,
Refunding (Insured; Assured Guaranty Municipal Corp.
and Liquidity Facility; Dexia Credit Locale)	0.29	2/7/11	6,800,000 [a]	6,800,000
Puerto Rico Sales Tax Financing Corporation,
Sales Tax Revenue (Liquidity Facility; Citibank NA)	0.30	2/7/11	7,000,000 [a,b]	7,000,000

Total Investments (cost $827,885,313)			100.0%	827,885,313
Liabilities, Less Cash and Receivables			(.0%)	(159,626)
Net Assets			100.0%	827,725,687

See footnotes on page 57.
See notes to financial statements.

STATEMENT OF INVESTMENTS

January 31, 2011

Dreyfus Tax Exempt	Coupon	Maturity	Principal
Cash Management	Rate (%)	Date	Amount ($)	Value ($)

Short-Term Investments—100.4%
Alabama—.8%
University of Alabama Board of Trustees, Revenue (University of
Alabama at Birmingham Hospital) (LOC; Bank of America)	0.33	2/7/11	25,000,000 [a]	25,000,000
Arizona—.7%
Arizona Health Facilities Authority, HR (Phoenix Children’s Hospital)
(Liquidity Facility; Bank of America and LOC; Bank of America)	0.48	2/7/11	9,875,000 [a,b]	9,875,000
Arizona Health Facilities Authority, HR (Phoenix Children’s Hospital)
(Liquidity Facility; BNP Paribas and LOC; BNP Paribas)	0.39	2/7/11	12,395,000 [a,b]	12,395,000
California—1.1%
Irvine Assessment District Number 07-22, Limited
Obligation Improvement Revenue (LOC; KBC Bank)	0.30	2/1/11	12,475,000 [a]	12,475,000
Los Angeles Department of Airports, Airport Revenue, CP
(LOC: Citibank NA and State Street Bank and Trust Co.)	0.31	3/9/11	17,500,000	17,500,000
Orange County Sanitation District, COP,
Refunding (Liquidity Facility; Lloyds TSB Bank PLC)	0.30	2/1/11	4,300,000 [a]	4,300,000
Colorado—3.3%
Colorado Educational and Cultural Facilities Authority, Revenue,
Refunding (YMCA of the Rockies Project) (LOC; Bank of America)	0.32	2/1/11	8,000,000 [a]	8,000,000
Denver Urban Renewal Authority, Stapleton
Senior Tax Increment Revenue (LOC; U.S. Bank NA)	0.29	2/7/11	9,700,000 [a]	9,700,000
RBC Municipal Products Inc. Trust (Meridian Village Metropolitan
District Number One, Improvement Revenue) (Liquidity Facility;
Royal Bank of Canada and LOC; Royal Bank of Canada)	0.29	2/7/11	17,600,000 [a,b]	17,600,000
Southern Ute Indian Tribe of the
Southern Ute Indian Reservation, Revenue	0.30	2/7/11	65,300,000 [a]	65,300,000
Southglenn Metropolitan District,
Special Revenue (LOC; BNP Paribas)	0.31	2/7/11	7,900,000 [a]	7,900,000
Connecticut—.5%
Connecticut Health and Educational Facilities Authority,
Revenue (The Jerome Home Issue) (LOC; Bank of America)	0.36	2/7/11	4,560,000 [a]	4,560,000
Connecticut Health and Educational Facilities Authority,
Revenue (Yale University Issue) (Liquidity Facility; Citibank NA)	0.29	2/7/11	11,850,000 [a,b]	11,850,000
Delaware—.6%
Delaware Economic Development Authority, Multi-Family
Revenue (School House Trust Project) (LOC; HSBC Bank USA)	0.45	2/7/11	11,500,000 [a]	11,500,000
Delaware Health Facilities Authority, Revenue, CP
(Christiana Care Health Services)	0.28	2/14/11	8,000,000	8,000,000
District of Columbia—2.8%
Anacostia Waterfront Corporation, PILOT Revenue (Merlots Program)
(Liquidity Facility; Wells Fargo Bank and LOC; Wells Fargo Bank)	0.29	2/7/11	50,000,000 [a,b]	50,000,000
District of Columbia, Revenue (American Legacy Foundation Issue)	0.28	2/7/11	14,000,000 [a]	14,000,000
District of Columbia, Revenue (American Public Health
Association Issue) (LOC; Bank of America)	0.54	2/7/11	6,350,000 [a]	6,350,000
District of Columbia, Revenue (Carnegie Endowment for
International Peace Issue) (LOC; Wells Fargo Bank)	0.28	2/7/11	20,250,000 [a]	20,250,000

The Funds	41

STATEMENT OF INVESTMENTS (continued)

Dreyfus Tax Exempt	Coupon	Maturity	Principal
Cash Management (continued)	Rate (%)	Date	Amount ($)	Value ($)

Short-Term Investments (continued)
Florida—5.9%
Capital Trust Agency, MFHR (Brittany Bay Apartments—Waterman’s
Crossing) (Liquidity Facility; FHLMC and LOC; FHLMC)	0.32	2/7/11	22,925,000 [a,b]	22,925,000
Citizens Property Insurance Corporation, High-Risk
Account Senior Secured Revenue	2.00	4/21/11	77,150,000	77,281,428
Florida Local Governmental Finance Commission,
Pooled Loan Program Revenue, CP (LOC; Wells Fargo Bank)	0.30	3/11/11	16,895,000	16,895,000
Highlands County Health Facilities Authority, HR
(Adventist Health System/Sunbelt Obligated Group)	0.26	2/7/11	2,500,000 [a]	2,500,000
Sunshine State Government Financing Commission,
Revenue, CP (Liquidity Facility; JPMorgan Chase Bank)	0.32	5/5/11	12,050,000	12,050,000
Sunshine State Governmental Financing Commission,
Revenue (LOC; Dexia Credit Locale)	0.35	2/7/11	9,300,000 [a]	9,300,000
Tohopekaliga Water Authority, Utility System Revenue
(LOC; Landesbank Hessen-Thuringen Girozentrale)	0.30	2/7/11	51,430,000 [a]	51,430,000
Georgia—2.9%
Atlanta, Airport General Revenue, Refunding (Insured; Assured
Guaranty Municipal Corp. and Liquidity Facility; Citibank NA)	0.33	2/7/11	10,000,000 [a,b]	10,000,000
Douglas County School District, GO Notes	5.00	4/1/11	3,000,000	3,023,010
Fulton County Development Authority, Educational
Facilities Revenue (Catholic Education of
North Georgia, Inc. Project) (LOC; Wells Fargo Bank)	0.29	2/7/11	14,200,000 [a]	14,200,000
Fulton County Housing Authority, MFHR
(Liquidity Facility; FHLMC and LOC; FHLMC)	0.32	2/7/11	25,365,000 [a,b]	25,365,000
Georgia, GO Notes	5.00	3/1/11	3,345,000	3,357,488
Georgia, GO Notes	6.80	3/1/11	7,500,000	7,538,020
Henry County School District, GO Notes	5.00	4/1/11	6,900,000	6,953,254
Municipal Electric Authority of Georgia, CP
(Project One) (LOC; Wells Fargo Bank)	0.28	2/9/11	20,000,000	20,000,000
Thomasville Hospital Authority, RAC (John D. Archbold Memorial
Hospital, Inc. Project) (LOC; Branch Banking and Trust Co.)	0.30	2/7/11	5,040,000 [a]	5,040,000
Illinois—3.5%
Illinois Educational Facilities Authority, Revenue, CP
(Pooled Finance Program) (LOC; Northern Trust Company)	0.32	3/8/11	81,200,000	81,200,000
Illinois Finance Authority, Revenue (Hospice of
Northeastern Illinois Project) (LOC; Harris NA)	0.30	2/7/11	5,500,000 [a]	5,500,000
Illinois Health Facilities Authority, Revenue (Revolving Fund
Pooled Financing Program) (LOC; JPMorgan Chase Bank)	0.30	2/7/11	2,300,000 [a]	2,300,000
Illinois Toll Highway Authority, Toll Highway Senior Revenue,
Refunding (Insured; Assured Guaranty Municipal Corp.
and Liquidity Facility; Dexia Credit Locale)	0.31	2/7/11	23,000,000 [a]	23,000,000
Lake County, MFHR (Whispering Oaks
Apartments Project) (LOC; FHLMC)	0.35	2/7/11	3,250,000 [a]	3,250,000

Dreyfus Tax Exempt	Coupon	Maturity	Principal
Cash Management (continued)	Rate (%)	Date	Amount ($)	Value ($)

Short-Term Investments (continued)
Indiana—1.2%
Indiana Finance Authority, HR (Community
Health Network Project) (LOC; Bank of America)	0.33	2/7/11	15,000,000 [a]	15,000,000
Indiana Finance Authority, Revenue
(Ascension Health Senior Credit Group)	0.26	2/7/11	5,000,000 [a]	5,000,000
Indiana Finance Authority, Revenue,
Refunding (Trinity Health Credit Group)	0.22	2/7/11	5,800,000 [a]	5,800,000
Puttable Floating Option Tax Exempt Receipts (Indiana Health
Facility Financing Authority, Hospital Improvement Revenue,
Refunding (Community Hospitals Projects)) (Liquidity Facility;
Bank of America and LOC; Bank of America)	0.44	2/7/11	13,000,000 [a,b]	13,000,000
Iowa—.1%
Tobacco Settlement Authority of Iowa,
Tobacco Settlement Asset-Backed Bonds (Prerefunded)	5.30	6/1/11	4,225,000 [c]	4,334,372
Kentucky—.5%
Kentucky Property and Buildings Commission, Revenue,
Refunding (Project Number 84) (Liquidity Facility;
Dexia Credit Locale and LOC; Dexia Credit Locale)	0.43	2/7/11	16,305,000 [a,b]	16,305,000
Louisiana—2.1%
Louisiana Local Government Environmental Facilities and
Community Development Authority, Healthcare Facilities
Revenue, Refunding (Saint James Place of Baton
Rouge Project) (LOC; Bank of America)	0.34	2/7/11	11,520,000 [a]	11,520,000
Louisiana Public Facilities Authority, HR (Touro Infirmary Project)
(Liquidity Facility; Merrill Lynch Bank and LOC; Bank of America)	0.48	2/7/11	30,840,000 [a,b]	30,840,000
Louisiana Public Facilities Authority, Revenue
(Tiger Athletic Foundation Project) (LOC; FHLB)	0.28	2/7/11	15,575,000 [a]	15,575,000
Port of New Orleans Board of Commissioners,
Subordinate Lien Revenue, Refunding (LOC; FHLB)	0.29	2/7/11	9,090,000 [a]	9,090,000
Maine—1.3%
Falmouth, GO Notes, BAN	1.00	6/1/11	30,000,000	30,066,240
Maine Finance Authority, Revenue (Waynflete
School Issue) (LOC; JPMorgan Chase Bank)	0.30	2/7/11	11,090,000 [a]	11,090,000
Maryland—1.7%
Baltimore County Revenue Authority,
Golf System Revenue (LOC; M&T Trust)	0.32	2/7/11	3,200,000 [a]	3,200,000
Frederick County, Revenue (Homewood, Inc. Facility) (LOC; M&T Trust)	0.27	2/7/11	12,100,000 [a]	12,100,000
Frederick County, Revenue, Refunding (Manekin-Frederick
Associates Facility) (LOC; M&T Trust)	0.41	2/7/11	2,060,000 [a]	2,060,000
Maryland Economic Development Corporation,
Revenue (Easter Seals Facility) (LOC; M&T Trust)	0.34	2/7/11	6,655,000 [a]	6,655,000
Maryland Economic Development Corporation, Revenue
(Legal Aid Bureau, Inc. Facility) (LOC; M&T Trust)	0.36	2/7/11	1,965,000 [a]	1,965,000

The Funds	43

STATEMENT OF INVESTMENTS (continued)

Dreyfus Tax Exempt	Coupon	Maturity	Principal
Cash Management (continued)	Rate (%)	Date	Amount ($)	Value ($)

Short-Term Investments (continued)
Maryland (continued)
Maryland Health and Higher Educational Facilities Authority,
Revenue (De Matha Catholic High School Issue)
(LOC; Branch Banking and Trust Co.)	0.29	2/7/11	9,690,000 [a]	9,690,000
Maryland Industrial Development Financing Authority,
Recovery Zone Facility Revenue (Wexford Maryland
Bio Park 3, LLC Facility) (LOC; M&T Trust)	0.34	2/7/11	20,000,000 [a]	20,000,000
Massachusetts—3.7%
Massachusetts, GO Notes, RAN	2.00	4/28/11	20,000,000	20,079,441
Massachusetts, GO Notes, RAN	2.00	5/26/11	36,000,000	36,190,618
Massachusetts Bay Transportation Authority, GO Notes (General
Transportation System) (Liquidity Facility; Dexia Credit Locale)	0.31	2/7/11	19,150,000 [a]	19,150,000
Massachusetts Development Finance Agency, Revenue (The Marine
Biological Laboratory Issue) (LOC; JPMorgan Chase Bank)	0.30	2/7/11	10,100,000 [a]	10,100,000
Massachusetts Health and Educational Facilities Authority,
Revenue (Partners HealthCare System Issue)
(Liquidity Facility; Bank of America)	0.30	2/7/11	35,690,000 [a]	35,690,000
Michigan—6.6%
Board of Trustees of the Michigan State University, CP	0.27	2/22/11	16,000,000	16,000,000
Deutsche Bank Spears/Lifers Trust (Royal Oak Hospital
Finance Authority, HR, Refunding (William Beaumont
Hospital Obligated Group)) (Liquidity Facility;
Deutsche Bank AG and LOC; Deutsche Bank AG)	0.29	2/7/11	16,705,000 [a,b]	16,705,000
Michigan, GO Notes	2.00	9/30/11	55,000,000	55,568,760
Michigan Finance Authority, State Aid Revenue Notes	2.00	8/19/11	15,000,000	15,097,340
Michigan Hospital Finance Authority,
Revenue, CP (Trinity Health System)	0.30	2/3/11	37,500,000	37,500,000
Michigan Hospital Finance Authority,
Revenue, CP (Trinity Health System)	0.30	4/6/11	38,840,000	38,840,000
Michigan Hospital Finance Authority,
Revenue, CP (Trinity Health System)	0.31	4/6/11	15,000,000	15,000,000
Michigan Hospital Finance Authority,
Revenue, CP (Trinity Health System)	0.32	4/6/11	13,000,000	13,000,000
University of Michigan, CP	0.29	3/7/11	8,305,000	8,305,000
Minnesota—1.8%
RBC Municipal Products Inc. Trust (Minneapolis, Health Care
System Revenue (Fairview Health Services)) (Liquidity
Facility; Royal Bank of Canada and LOC; Royal Bank of Canada)	0.29	2/7/11	10,000,000 [a,b]	10,000,000
University of Minnesota, CP	0.27	2/22/11	18,000,000	18,000,000
University of Minnesota, CP	0.27	2/22/11	12,000,000	12,000,000
University of Minnesota, CP	0.28	2/23/11	15,175,000	15,175,000
University of Minnesota, CP	0.29	4/6/11	4,250,000	4,250,000
Missouri—.8%
Kansas City Industrial Development Authority, Revenue (Kansas City
Downtown Redevelopment District) (LOC; JPMorgan Chase Bank)	0.30	2/7/11	25,100,000 [a]	25,100,000

Dreyfus Tax Exempt	Coupon	Maturity	Principal
Cash Management (continued)	Rate (%)	Date	Amount ($)	Value ($)

Short-Term Investments (continued)
Nebraska—.8%
Nebraska Investment Finance Authority,
SFHR (Liquidity Facility; FHLB)	0.28	2/7/11	25,000,000 [a]	25,000,000
Nevada—1.8%
Austin Trust (Clark County, GO Bond Bank Bonds)
(Liquidity Facility; Bank of America)	0.36	2/7/11	9,770,000 [a,b]	9,770,000
Las Vegas Valley Water District, CP (LOC; BNP Paribas)	0.32	2/2/11	47,600,000	47,600,000
New Hampshire—.3%
New Hampshire Higher Educational and Health Facilities
Authority, Revenue (Hunt Community Issue) (LOC; TD Bank)	0.26	2/7/11	9,795,000 [a]	9,795,000
New Jersey—2.5%
New Jersey Economic Development Authority, School Facilities
Construction Revenue, Refunding (LOC; Dexia Credit Locale)	0.33	2/7/11	82,745,000 [a]	82,745,000
New Mexico—.2%
Dona Ana County, Industrial Revenue (Foamex
Products, Inc. Project) (LOC; Wells Fargo Bank)	0.36	2/7/11	6,000,000 [a]	6,000,000
New York—6.5%
Long Island Power Authority, Electric System General
Revenue (Insured; Assured Guaranty Municipal Corp.
and Liquidity Facility; Dexia Credit Locale)	0.30	2/7/11	23,150,000 [a]	23,150,000
Long Island Power Authority, Electric System General
Revenue (Insured; Assured Guaranty Municipal Corp.
and Liquidity Facility; Dexia Credit Locale)	0.30	2/7/11	14,615,000 [a]	14,615,000
Metropolitan Transportation Authority, Dedicated Tax Fund
Revenue (Insured; Assured Guaranty Municipal Corp.
and Liquidity Facility; Dexia Credit Locale)	0.32	2/7/11	13,500,000 [a]	13,500,000
Metropolitan Transportation Authority, Transportation Revenue,
Refunding (Insured; Assured Guaranty Municipal Corp.
and Liquidity Facility; Dexia Credit Locale)	0.32	2/7/11	35,720,000 [a]	35,720,000
Metropolitan Transportation Authority, Transportation Revenue,
Refunding (Insured; Assured Guaranty Municipal Corp. and
Liquidity Facility; Westdeutsche Landesbank)	0.34	2/7/11	26,000,000 [a]	26,000,000
New York Liberty Development Corporation,
Liberty Revenue (World Trade Center Project)	0.35	8/4/11	70,000,000	70,000,000
New York Liberty Development Corporation, Recovery
Zone Revenue (3 World Trade Center Project)	0.42	1/19/12	10,000,000	10,000,000
New York Local Government Assistance Corporation, Subordinate
Lien Revenue, Refunding (Liquidity Facility; Bank of America)	0.30	2/7/11	10,000,000 [a]	10,000,000
Tompkins County Industrial Development Agency,
Civic Facility Revenue (Community Development
Properties Ithaca Inc. Project) (LOC; M&T Trust)	0.39	2/7/11	10,000,000 [a]	10,000,000
North Carolina—.9%
North Carolina Medical Care Commission, Health Care
Facilities First Mortgage Revenue (Deerfield Episcopal
Retirement Community) (LOC; Branch Banking and Trust Co.)	0.30	2/7/11	5,000,000 [a]	5,000,000

The Funds	45

STATEMENT OF INVESTMENTS (continued)

Dreyfus Tax Exempt	Coupon	Maturity	Principal
Cash Management (continued)	Rate (%)	Date	Amount ($)	Value ($)

Short-Term Investments (continued)
North Carolina (continued)
Piedmont Triad Airport Authority, Airport
Revenue (LOC; Branch Banking and Trust Co.)	0.36	2/7/11	3,400,000 [a]	3,400,000
Union County, GO Notes, Refunding (Liquidity
Facility; Branch Banking and Trust Co.)	0.27	2/7/11	19,505,000 [a]	19,505,000
Ohio—3.8%
Akron, GO Notes, BAN (Various Purpose)	1.13	12/8/11	4,715,000	4,735,864
Akron, Bath and Copley Joint Township Hospital District, Health Care
Facilities Revenue (Sumner on Ridgewood Project) (LOC; KBC Bank)	0.31	2/7/11	5,200,000 [a]	5,200,000
Cleveland, Airport System Revenue (LOC; KBC Bank)	0.32	2/7/11	8,000,000 [a]	8,000,000
Franklin County, Hospital Facilities Revenue, Refunding
(OhioHealth Corporation) (Liquidity Facility;
Landesbank Hessen-Thuringen Girozentrale)	0.32	2/7/11	59,400,000 [a]	59,400,000
Ohio Higher Educational Facility Commission,
Revenue, CP (Cleveland Clinic Health System)	0.32	3/1/11	13,000,000	13,000,000
Ohio Higher Educational Facility Commission,
Revenue, CP (Cleveland Clinic Health System)	0.35	8/9/11	20,000,000	20,000,000
Puttable Floating Option Tax Exempt Receipts (Hamilton
County, Hospital Facilities Revenue (University Hospital))
(Liquidity Facility; Bank of America and LOC; Bank of America)	0.41	2/7/11	14,300,000 [a,b]	14,300,000
Oklahoma—1.4%
Oklahoma Development Finance Authority, Continuing
Care Retirement Community Revenue, Refunding
(Inverness Village Project) (LOC; KBC Bank)	0.30	2/7/11	22,300,000 [a]	22,300,000
Oklahoma Development Finance Authority,
Revenue, CP (Integris Baptist Medical Center)	0.32	3/17/11	23,650,000	23,650,000
Oregon—.4%
Salem Hospital Facility Authority, Revenue
(Capital Manor, Inc. Project) (LOC; Bank of America)	0.31	2/7/11	5,370,000 [a]	5,370,000
Salem Hospital Facility Authority, Revenue, Refunding
(Capital Manor, Inc. Project) (LOC; Bank of America)	0.31	2/7/11	8,475,000 [a]	8,475,000
Pennsylvania—14.0%
Berks County Municipal Authority, Revenue
(The Reading Hospital and Medical Center Project)	0.49	7/13/11	5,000,000	5,000,000
Bucks County Industrial Development Authority, Revenue
(Pennswood Village Project) (LOC; Bank of America)	0.32	2/7/11	8,600,000 [a]	8,600,000
East Hempfield Township Industrial Development Authority,
Revenue (The Mennonite Home Project) (LOC; M&T Trust)	0.34	2/7/11	11,190,000 [a]	11,190,000
East Hempfield Township Industrial Development Authority,
Revenue (The Mennonite Home Project) (LOC; M&T Trust)	0.34	2/7/11	6,465,000 [a]	6,465,000
Emmaus General Authority (Pennsylvania Variable Rate Loan
Program) (Insured; Assured Guaranty Municipal Corp.
and Liquidity Facility; Wells Fargo Bank)	0.34	2/7/11	92,475,000 [a]	92,475,000
Emmaus General Authority, Local Government
Revenue (Bond Pool Program) (LOC; U.S. Bank NA)	0.30	2/7/11	8,600,000 [a]	8,600,000
Emmaus General Authority, Local Government
Revenue (Bond Pool Program) (LOC; U.S. Bank NA)	0.30	2/7/11	10,500,000 [a]	10,500,000

Dreyfus Tax Exempt	Coupon	Maturity	Principal
Cash Management (continued)	Rate (%)	Date	Amount ($)	Value ($)

Short-Term Investments (continued)
Pennsylvania (continued)
Emmaus General Authority, Local Government
Revenue (Bond Pool Program) (LOC; U.S. Bank NA)	0.30	2/7/11	10,600,000 [a]	10,600,000
Emmaus General Authority, Local Government
Revenue (Bond Pool Program) (LOC; U.S. Bank NA)	0.30	2/7/11	5,850,000 [a]	5,850,000
Emmaus General Authority, Local Government
Revenue (Bond Pool Program) (LOC; U.S. Bank NA)	0.30	2/7/11	15,700,000 [a]	15,700,000
Emmaus General Authority, Local Government
Revenue (Bond Pool Program) (LOC; U.S. Bank NA)	0.30	2/7/11	11,800,000 [a]	11,800,000
Emmaus General Authority, Local Government
Revenue (Bond Pool Program) (LOC; U.S. Bank NA)	0.30	2/7/11	9,200,000 [a]	9,200,000
Emmaus General Authority, Local Government
Revenue (Bond Pool Program) (LOC; U.S. Bank NA)	0.30	2/7/11	12,200,000 [a]	12,200,000
Emmaus General Authority, Local Government
Revenue (Bond Pool Program) (LOC; U.S. Bank NA)	0.30	2/7/11	10,000,000 [a]	10,000,000
Emmaus General Authority, Local Government
Revenue (Bond Pool Program) (LOC; U.S. Bank NA)	0.30	2/7/11	9,400,000 [a]	9,400,000
Emmaus General Authority, Local Government
Revenue (Bond Pool Program) (LOC; U.S. Bank NA)	0.30	2/7/11	10,000,000 [a]	10,000,000
General Authority of South Central Pennsylvania,
Revenue (Lutheran Social Services of South Central
Pennsylvania Project) (LOC; M&T Trust)	0.34	2/7/11	16,305,000 [a]	16,305,000
Horizon Hospital System Authority, Senior Health and Housing
Facilities Revenue (Saint Paul Homes Project) (LOC; M&T Trust)	0.34	2/7/11	9,700,000 [a]	9,700,000
Lancaster County Hospital Authority, Health Center
Revenue (LUTHERCARE Project) (LOC; M&T Trust)	0.29	2/7/11	33,406,000 [a]	33,406,000
Lancaster County Hospital Authority, Revenue (Landis
Home Retirement Community Project) (LOC; M&T Trust)	0.34	2/7/11	7,970,000 [a]	7,970,000
Montgomery County Higher Education and Health
Authority, Revenue (Pennsylvania Higher Education
and Health Loan Program) (LOC; M&T Trust)	0.34	2/7/11	595,000 [a]	595,000
Pennsylvania Housing Finance Agency, SFMR	0.45	9/22/11	8,000,000	8,000,000
Pennsylvania Turnpike Commission, Registration Fee Revenue,
Refunding (Insured; Assured Guaranty Municipal Corp.
and Liquidity Facility; JPMorgan Chase Bank)	0.30	2/7/11	19,550,000 [a]	19,550,000
Philadelphia, GO Notes, TRAN	2.00	6/30/11	52,000,000	52,274,054
Ridley School District, GO Notes (LOC; TD Bank)	0.29	2/7/11	2,900,000 [a]	2,900,000
Schuylkill County Industrial Development Authority, RRR,
Refunding (WPS Westwood Generation, LLC Project)
(LOC; JPMorgan Chase Bank)	0.29	2/7/11	22,000,000 [a]	22,000,000
University of Pittsburgh of the Commonwealth
System of Higher Education, CP	0.29	3/7/11	15,000,000	15,000,000
University of Pittsburgh of the Commonwealth
System of Higher Education, CP	0.29	4/8/11	20,000,000	20,000,000
Wallingford-Swarthmore School District, GO Notes
(Insured; Assured Guaranty Municipal Corp. and
Liquidity Facility; Dexia Credit Locale)	0.40	2/7/11	10,000,000 [a]	10,000,000

The Funds	47

STATEMENT OF INVESTMENTS (continued)

Dreyfus Tax Exempt	Coupon	Maturity	Principal
Cash Management (continued)	Rate (%)	Date	Amount ($)	Value ($)

Short-Term Investments (continued)
Pennsylvania (continued)
York General Authority, Revenue (Strand-Capitol
Performing Arts Center Project) (LOC; M&T Trust)	0.34	2/7/11	3,765,000 [a]	3,765,000
South Carolina—2.8%
Charleston County School District, GO Notes	1.50	3/1/11	40,500,000	40,538,672
Saint Peters Parish/Jasper County Public Facilities Corporation,
Installment Purchase Revenue, BAN (County Office Building Projects)	2.00	11/1/11	5,000,000	5,027,850
South Carolina Jobs-Economic Development Authority, HR
(Conway Hospital, Inc.) (Insured; Assured Guaranty Municipal Corp.
and Liquidity Facility; Branch Banking and Trust Co.)	0.30	2/7/11	44,625,000 [a]	44,625,000
Tennessee—8.4%
Blount County Public Building Authority, Local Government
Public Improvement Revenue (Liquidity Facility;
Branch Banking and Trust Co.)	0.30	2/7/11	49,425,000 [a]	49,425,000
Blount County Public Building Authority, Local Government Public
Improvement Revenue (LOC; Branch Banking and Trust Co.)	0.30	2/7/11	9,690,000 [a]	9,690,000
Blount County Public Building Authority, Local Government Public
Improvement Revenue (LOC; Branch Banking and Trust Co.)	0.30	2/7/11	3,045,000 [a]	3,045,000
Blount County Public Building Authority, Local Government Public
Improvement Revenue (LOC; Branch Banking and Trust Co.)	0.30	2/7/11	6,000,000 [a]	6,000,000
Blount County Public Building Authority, Local Government Public
Improvement Revenue (LOC; Branch Banking and Trust Co.)	0.30	2/7/11	48,225,000 [a]	48,225,000
Metropolitan Government of Nashville and Davidson County Health
and Educational Facilities Board, Revenue (The Vanderbilt University)	0.22	2/7/11	25,355,000 [a]	25,355,000
Metropolitan Government of Nashville and Davidson County
Health and Educational Facilities Board, Revenue (The Vanderbilt
University) (Liquidity Facility: Bayerische Landesbank and
Landesbank Hessen-Thuringen Girozentrale)	0.22	2/7/11	18,460,000 [a]	18,460,000
Sevier County Public Building Authority, Local Government
Public Improvement Revenue (LOC; Bank of America)	0.33	2/7/11	18,000,000 [a]	18,000,000
Tennergy Corporation, Gas Revenue (Putters Program)
(Liquidity Facility; JPMorgan Chase Bank)	0.34	2/7/11	14,640,000 [a,b]	14,640,000
Tennergy Corporation, Gas Revenue (Putters Program)
(LOC; BNP Paribas)	0.34	2/7/11	53,990,000 [a,b]	53,990,000
Tennessee, CP	0.29	3/9/11	25,810,000	25,810,000
Texas—9.7%
Gregg County Health Facilities Development Corporation, HR (Good
Shepherd Medical Center Project) (LOC; JPMorgan Chase Bank)	0.31	2/1/11	5,450,000 [a]	5,450,000
Harris County, GO Notes, TAN	2.00	2/28/11	32,000,000	32,039,416
Harris County Cultural Education Facilities Finance
Corporation, Revenue, CP (Methodist Healthcare)	0.37	8/4/11	22,500,000	22,500,000
Harris County Metropolitan Transportation Authority, CP
(Liquidity Facility; JPMorgan Chase Bank)	0.30	3/9/11	13,250,000	13,250,000

Dreyfus Tax Exempt	Coupon	Maturity	Principal
Cash Management (continued)	Rate (%)	Date	Amount ($)	Value ($)

Short-Term Investments (continued)
Texas (continued)
Houston, Utility System Revenue, CP (LOC; Bank of Nova Scotia)	0.33	3/15/11	10,000,000	10,000,000
Jefferson County Industrial Development Corporation,
Hurricane Ike Disaster Area Revenue (Jefferson Refinery, LLC
Project) (LOC; Branch Banking and Trust Co.)	0.55	3/30/11	55,000,000	55,000,000
JPMorgan Chase Putters/Drivers Trust (Texas, TRAN)
(Liquidity Facility; JPMorgan Chase Bank)	0.27	2/1/11	3,000,000 [a,b]	3,000,000
North Texas Tollway Authority, Revenue, CP (LOC; Bank of America)	0.34	3/8/11	20,000,000	20,000,000
Puttable Floating Option Tax Exempt Receipts (Brazos County
Health Facilities Development Corporation, Revenue (Franciscan
Services Corporation Obligated Group)) (Liquidity Facility;
Bank of America and LOC; Bank of America)	0.41	2/7/11	7,000,000 [a,b]	7,000,000
RBC Municipal Products Inc. Trust (Harris County Cultural
Education Facilities Finance Corporation, HR, Refunding
(Memorial Hermann Healthcare System)) (Liquidity Facility;
Royal Bank of Canada and LOC; Royal Bank of Canada)	0.29	2/7/11	17,000,000 [a,b]	17,000,000
RBC Municipal Products Inc. Trust (Houston, Combined Utility
System First Lien Revenue, Refunding) (Liquidity Facility;
Royal Bank of Canada and LOC; Royal Bank of Canada)	0.29	2/7/11	21,000,000 [a,b]	21,000,000
Tarrant County Cultural Education Facilities Finance
Corporation, Revenue (Texas Health Resources System)	0.25	2/7/11	6,500,000 [a]	6,500,000
Texas, TRAN	2.00	8/31/11	61,000,000	61,583,049
Texas A&M University Board of Regents, Revenue, CP	0.30	6/9/11	4,500,000	4,500,000
Texas Transportation Commission, GO Mobility Fund Bonds
(Liquidity Facility: California Public Employees Retirement
System and State Street Bank and Trust Co.)	0.28	2/7/11	26,180,000 [a]	26,180,000
Texas Water Development Board, State Revolving Fund
Subordinate Lien Revenue (Liquidity Facility; Citibank NA)	0.28	2/7/11	10,940,000 [a,b]	10,940,000
Utah—2.2%
Central Utah Water Conservancy District Revenue, Refunding
(Liquidity Facility; Landesbank Hessen-Thuringen Girozentrale)	0.32	2/7/11	39,600,000 [a]	39,600,000
Murray City, HR (Intermountain Health Care Health Services, Inc.)	0.25	2/7/11	24,700,000 [a]	24,700,000
Utah Housing Finance Agency, MFHR, Refunding (Candlestick
Apartments Project) (Liquidity Facility; FNMA and LOC; FNMA)	0.30	2/7/11	6,400,000 [a]	6,400,000
Virginia—.4%
Richmond, CP (Liquidity Facility; Bank of America)	0.34	2/10/11	12,000,000	12,000,000
Washington—.2%
Puttable Floating Option Tax Exempt Receipts
(Washington, Various Purpose GO, Refunding)
(Liquidity Facility; Bank of America)	0.36	2/7/11	6,060,000 [a,b]	6,060,000
Wisconsin—.4%
Byron, IDR, Refunding (Ocean Spray
Cranberries, Inc. Project) (LOC; Bank of America)	0.39	2/7/11	6,500,000 [a]	6,500,000

The Funds	49

STATEMENT OF INVESTMENTS (continued)

Dreyfus Tax Exempt	Coupon	Maturity	Principal
Cash Management (continued)	Rate (%)	Date	Amount ($)	Value ($)

Short-Term Investments (continued)
Wisconsin (continued)
Milwaukee Redevelopment Authority, Redevelopment LR (University
of Wisconsin-Milwaukee Kenilworth Project) (LOC; U.S. Bank NA)	0.29	2/7/11	6,340,000 [a]	6,340,000
U.S. Related—1.8%
Puerto Rico Commonwealth, Public Improvement GO Notes,
Refunding (Insured; Assured Guaranty Municipal Corp.
and Liquidity Facility; Dexia Credit Locale)	0.29	2/7/11	40,000,000 [a]	40,000,000
Puerto Rico Sales Tax Financing Corporation,
Sales Tax Revenue (Liquidity Facility; Citibank NA)	0.30	2/7/11	18,815,000 [a,b]	18,815,000

Total Investments (cost $3,269,169,876)			100.4%	3,269,169,876
Liabilities, Less Cash and Receivables			(.4%)	(12,921,684)
Net Assets			100.0%	3,256,248,192

See footnotes on page 57.
See notes to financial statements.

STATEMENT OF INVESTMENTS

January 31, 2011

Dreyfus California AMT-Free	Coupon	Maturity	Principal
Municipal Cash Management	Rate (%)	Date	Amount ($)	Value ($)
Short-Term Investments—100.4%
California—97.3%
ABAG Finance Authority for Nonprofit Corporations,
Revenue (Eskaton Village-Roseville) (LOC; KBC Bank)	0.32	2/7/11	14,485,000 [a]	14,485,000
ABAG Finance Authority for Nonprofit Corporations, Revenue
(Northbay Healthcare Group) (LOC; JPMorgan Chase Bank)	0.30	2/7/11	13,400,000 [a]	13,400,000
ABAG Finance Authority for Nonprofit Corporations, Revenue
(Santa Cruz Montessori School) (LOC; Comerica Bank)	0.38	2/7/11	765,000 [a]	765,000
ABAG Finance Authority for Nonprofit Corporations, Revenue,
Refunding (Eskaton Properties, Inc.) (LOC; Bank of America)	0.34	2/7/11	15,290,000 [a]	15,290,000
Alameda County Industrial Development Authority, Recovery Zone
Facility Revenue (Dale Hardware, Inc. Project) (LOC; Comerica Bank)	0.35	2/7/11	2,670,000 [a]	2,670,000
Alameda County Industrial Development Authority,
Revenue (Santini Foods, Inc. Project) (LOC; Comerica Bank)	0.35	2/7/11	2,900,000 [a]	2,900,000
Alameda Unified School District, GO Notes, TRAN	2.00	6/30/11	2,600,000	2,610,504
California Department of Water Resources, Power Supply Revenue	5.50	5/1/11	2,000,000	2,025,150
California Economic Development Financing Authority, Revenue,
Refunding (KQED, Inc. Project) (LOC; Wells Fargo Bank)	0.61	2/7/11	200,000 [a]	200,000
California Enterprise Development Authority, IDR
(JBR, Inc. Project) (LOC; U.S. Bank NA)	0.32	2/7/11	4,000,000 [a]	4,000,000
California Enterprise Development Authority, IDR (Ramar
International Corporation Project) (LOC; Bank of the West)	0.32	2/7/11	4,220,000 [a]	4,220,000
California Enterprise Development Authority, IDR
(Tri Tool Inc. Project) (LOC; Comerica Bank)	0.37	2/7/11	10,000,000 [a]	10,000,000
California Enterprise Development Authority, Recovery Zone
Facility Revenue (Regional Properties, Inc. Project) (LOC; FHLB)	0.32	2/7/11	10,000,000 [a]	10,000,000
California Health Facilities Financing Authority, Health Facility Revenue
(Catholic Healthcare West Loan Program) (LOC; Bank of America)	0.30	2/7/11	1,800,000 [a]	1,800,000
California Infrastructure and Economic Development Bank,
IDR (Kennfoods USA, LLC Project) (LOC; Bank of the West)	0.32	2/7/11	2,440,000 [a]	2,440,000
California Infrastructure and Economic Development Bank, Revenue
(Saddleback Valley Christian Schools Project) (LOC; FHLB)	0.32	2/7/11	5,000,000 [a]	5,000,000
California Municipal Finance Authority, Revenue
(Notre Dame High School, San Jose) (LOC; Comerica Bank)	0.38	2/7/11	1,000,000 [a]	1,000,000
California Municipal Finance Authority, Revenue
(Trinity School) (LOC; Comerica Bank)	0.38	2/7/11	670,000 [a]	670,000
California Pollution Control Financing Authority, SWDR
(Athens Services Project) (LOC; Wells Fargo Bank)	0.29	2/7/11	9,700,000 [a]	9,700,000
California Pollution Control Financing Authority, SWDR
(Big Bear Disposal, Inc. Project) (LOC; Union Bank NA)	0.32	2/7/11	1,125,000 [a]	1,125,000

The Funds	51

STATEMENT OF INVESTMENTS (continued)

Dreyfus California AMT-Free	Coupon	Maturity	Principal
Municipal Cash Management (continued)	Rate (%)	Date	Amount ($)	Value ($)

Short-Term Investments (continued)
California (continued)
California Pollution Control Financing Authority, SWDR
(Garden City Sanitation, Inc. Project) (LOC; Comerica Bank)	0.35	2/7/11	2,745,000 [a]	2,745,000
California Pollution Control Financing Authority, SWDR
(Garden City Sanitation, Inc. Project) (LOC; Union Bank NA)	0.32	2/7/11	10,010,000 [a]	10,010,000
California Pollution Control Financing Authority, SWDR
(Mission Trail Waste Systems, Inc. Project) (LOC; Comerica Bank)	0.35	2/7/11	3,140,000 [a]	3,140,000
California Pollution Control Financing Authority, SWDR, Refunding
(BLT Enterprises of Fremont LLC Project) (LOC; Union Bank NA)	0.32	2/7/11	9,415,000 [a]	9,415,000
California Pollution Control Financing Authority, SWDR, Refunding
(MarBorg Industries Project) (LOC; Union Bank NA)	0.32	2/7/11	3,640,000 [a]	3,640,000
California School Cash Reserve Program Authority, Revenue	2.00	6/1/11	7,545,000	7,571,684
California Statewide Communities Development
Authority, Revenue, CP (Kaiser Permanente)	0.37	7/8/11	2,200,000	2,200,000
California Statewide Communities Development
Authority, Revenue, CP (Kaiser Permanente)	0.38	7/18/11	7,000,000	7,000,000
California Statewide Communities Development
Authority, TRAN (County of Yolo)	2.00	6/30/11	5,400,000	5,421,817
Deutsche Bank Spears/Lifers Trust (Anaheim Redevelopment
Agency, Tax Allocation Revenue, Refunding (Anaheim
Merged Redevelopment Project Area)) (Liquidity Facility;
Deutsche Bank AG and LOC; Deutsche Bank AG)	0.29	2/7/11	9,255,000 [a,b]	9,255,000
Golden State Tobacco Securitization Corporation, Enhanced Tobacco
Settlement Asset-Backed Bonds (Insured; Berkshire Hathaway
Assurance Corporation and Liquidity Facility; Citibank NA)	0.29	2/7/11	3,450,000 [a,b]	3,450,000
Irvine Assessment District Number 05-21, Limited Obligation
Improvement Bonds (LOC: California State Teachers
Retirement System and U.S. Bank NA)	0.29	2/1/11	3,300,000 [a]	3,300,000
Irvine Assessment District Number 97-17, Limited Obligation
Improvement Bonds (LOC; State Street Bank and Trust Co.)	0.29	2/1/11	1,400,000 [a]	1,400,000
Los Angeles, GO Notes, TRAN	2.00	6/30/11	16,400,000	16,491,785
Los Angeles, Wastewater System Subordinate Revenue, Refunding	5.00	6/1/11	975,000	989,515
Menlo Park Community Development Agency, Tax Allocation
Revenue, Refunding (Las Pulgas Community Development
Project) (LOC; State Street Bank and Trust Co.)	0.29	2/1/11	5,800,000 [a]	5,800,000

Dreyfus California AMT-Free	Coupon	Maturity	Principal
Municipal Cash Management (continued)	Rate (%)	Date	Amount ($)	Value ($)

Short-Term Investments (continued)
California (continued)
Poway Unified School District Public Financing Authority, LR
(Insured; Assured Guaranty Municipal Corp. and
Liquidity Facility; Dexia Credit Locale)	0.50	2/7/11	18,600,000 [a]	18,600,000
Puttable Floating Option Tax Exempt Receipts (California Statewide
Communities Development Authority, MFHR (La Mision Village
Apartments Project)) (Liquidity Facility; FHLMC and LOC; FHLMC)	0.45	2/7/11	1,240,000 [a,b]	1,240,000
Puttable Floating Option Tax Exempt Receipts (California Statewide
Communities Development Authority, Revenue (Japanese American
National Museum)) (Liquidity Facility; Merrill Lynch Capital Services
and LOC; Merrill Lynch Capital Services)	0.60	2/7/11	4,215,000 [a,b]	4,215,000
Ravenswood City School District, GO Notes, TRAN	1.75	7/1/11	2,000,000	2,005,688
Riverside County Transportation Commission,
Sales Tax Revenue (Liquidity Facility; JPMorgan Chase Bank)	0.29	2/7/11	5,900,000 [a]	5,900,000
Roseville Joint Union High School District, COP (Insured; Assured
Guaranty Municipal Corp. and Liquidity Facility; Dexia Credit Locale)	0.50	2/7/11	1,235,000 [a]	1,235,000
San Jose Redevelopment Agency, MFHR (101 San Fernando
Apartments) (Liquidity Facility; Citibank NA and LOC; Citibank NA)	0.37	2/7/11	13,000,000 [a,b]	13,000,000
Sausalito, MFHR (Rotary Village Senior Housing
Project) (LOC; Bank of the West)	0.29	2/7/11	2,185,000 [a]	2,185,000
West Covina Public Financing Authority, LR, Refunding (Public Facilities
Project) (LOC; California State Teachers Retirement System)	0.35	2/7/11	1,480,000 [a]	1,480,000
U.S. Related—3.1%
Puerto Rico Sales Tax Financing Corporation,
Sales Tax Revenue (Liquidity Facility; Citibank NA)	0.30	2/7/11	7,815,000 [a,b]	7,815,000

Total Investments (cost $253,806,143)			100.4%	253,806,143
Liabilities, Less Cash and Receivables			(.4%)	(1,008,546)
Net Assets			100.0%	252,797,597

See footnotes on page 57.
See notes to financial statements.

The Funds	53

STATEMENT OF INVESTMENTS

January 31, 2011

Dreyfus New York AMT-Free	Coupon	Maturity	Principal
Municipal Cash Management	Rate (%)	Date	Amount ($)	Value ($)

Short-Term Investments—100.2%
New York—97.8%
Babylon, GO Notes, BAN	1.50	4/15/11	1,600,000	1,603,370
Bayville, GO Notes, BAN	1.50	3/24/11	1,814,500	1,816,136
Broome County Industrial Development Agency, Continuing Care
Retirement Community Revenue (Good Shepherd Village
at Endwell, Inc. Project) (LOC; M&T Trust)	0.34	2/7/11	3,250,000 [a]	3,250,000
Dutchess County Industrial Development Agency, Civic Facility Revenue
(Anderson Foundation for Autism, Inc. Project) (LOC; M&T Trust)	0.34	2/7/11	4,400,000 [a]	4,400,000
East Farmingdale Volunteer Fire Company Inc.,
Volunteer Fire Department Revenue (LOC; Citibank NA)	0.53	2/7/11	4,255,000 [a]	4,255,000
Elmira City School District, GO Notes, BAN	1.50	6/30/11	2,260,000 [d]	2,263,192
Franklin County Industrial Development Agency, Civic Facility
Revenue (Paul Smith’s College Project) (LOC; U.S. Bank NA)	0.35	2/7/11	460,000 [a]	460,000
Franklin County Industrial Development Agency, Civic Facility
Revenue (Trudeau Institute, Inc. Project) (LOC; HSBC Bank USA)	0.47	2/7/11	2,130,000 [a]	2,130,000
Long Island Power Authority, Electric System Subordinated Revenue
(LOC: Bayerische Landesbank and Westdeutsche Landesbank)	0.29	2/1/11	2,895,000 [a]	2,895,000
Monroe County Industrial Development Agency, Civic Facility Revenue
(Saint Ann’s Home for the Aged Project) (LOC; HSBC Bank USA)	0.34	2/7/11	1,130,000 [a]	1,130,000
Monroe County Industrial Development Agency, Revenue
(Collegiate Housing Foundation —Rochester, L.L.C.—Rochester
Institute of Technology Project) (LOC; Wells Fargo Bank)	0.29	2/7/11	3,500,000 [a,d]	3,500,000
New York City Capital Resource Corporation, Revenue
(Loan Enhanced Assistance Program) (LOC; Bank of America)	0.51	2/7/11	1,445,000 [a,d]	1,445,000
New York City Capital Resource Corporation, Revenue (Loan Enhanced
Assistance Program) (Village Center for Care) (LOC; Bank of America)	0.35	2/7/11	2,620,000 [a]	2,620,000
New York City Housing Development Corporation,
Residential Revenue (Queens College Residences) (LOC; FHLB)	0.27	2/7/11	14,900,000 [a,d]	14,900,000
New York City Industrial Development Agency, Civic Facility
Revenue (Ateret Torah Center Project) (LOC; Wells Fargo Bank)	0.29	2/7/11	12,480,000 [a,d]	12,480,000
New York City Industrial Development Agency, Civic Facility
Revenue (Birch Wathen Lenox School Project) (LOC; TD Bank)	0.33	2/7/11	4,450,000 [a,d]	4,450,000
New York City Industrial Development Agency, Civic Facility Revenue
(Sephardic Community Youth Center, Inc. Project) (LOC; M&T Trust)	0.34	2/7/11	4,400,000 [a]	4,400,000
New York City Industrial Development Agency,
Civic Facility Revenue (Spence-Chapin, Services to
Families and Children Project) (LOC; TD Bank)	0.34	2/7/11	3,200,000 [a]	3,200,000
New York City Municipal Water Finance Authority, Water and
Sewer System Revenue (Liquidity Facility; BNP Paribas)	0.26	2/7/11	3,500,000 [a]	3,500,000
New York City Municipal Water Finance Authority, Water and
Sewer System Second General Resolution Revenue (Liquidity
Facility; Landesbank Hessen-Thuringen Girozentrale)	0.26	2/1/11	3,100,000 [a]	3,100,000

Dreyfus New York AMT-Free	Coupon	Maturity	Principal
Municipal Cash Management (continued)	Rate (%)	Date	Amount ($)	Value ($)

Short-Term Investments (continued)
New York (continued)
New York City Municipal Water Finance Authority, Water and Sewer
System Second General Resolution Revenue (Liquidity Facility;
Landesbank Hessen-Thuringen Girozentrale)	0.31	2/1/11	2,000,000 [a]	2,000,000
New York City Transitional Finance Authority, Revenue (New York
City Recovery) (Liquidity Facility; JPMorgan Chase Bank)	0.27	2/1/11	1,000,000 [a]	1,000,000
New York Liberty Development Corporation,
Liberty Revenue (World Trade Center Project)	0.35	8/4/11	6,000,000	6,000,000
New York Local Government Assistance Corporation,
GO Notes (LOC; Landesbank Hessen-Thuringen Girozentrale)	0.27	2/7/11	6,000,000 [a]	6,000,000
New York State Dormitory Authority, Revenue
(F.F.T. Senior Communities, Inc.) (LOC; KBC Bank)	0.29	2/7/11	3,915,000 [a]	3,915,000
New York State Dormitory Authority,
Revenue (Long Island University) (LOC; FHLB)	0.26	2/7/11	3,100,000 [a,d]	3,100,000
New York State Dormitory Authority,
Revenue (Saint John Fisher College) (LOC; FHLB)	0.27	2/7/11	5,625,000 [a,d]	5,625,000
New York State Dormitory Authority, Revenue
(Samaritan Medical Center) (LOC; HSBC Bank USA)	0.26	2/7/11	6,600,000 [a]	6,600,000
New York State Environmental Facilities Corporation,
State Clean Water and Drinking Water Revolving Funds
Revenue (New York City Municipal Water Finance
Authority Projects) (Liquidity Facility; Citibank NA)	0.29	2/7/11	4,300,000 [a,b]	4,300,000
New York State Environmental Facilities Corporation,
State Clean Water and Drinking Water Revolving
Funds Revenue (Pooled Financing Program)	4.50	3/15/11	500,000	502,238
New York State Housing Finance Agency, Housing
Revenue (Baisley Park Gardens) (LOC; Citibank NA)	0.28	2/7/11	2,300,000 [a]	2,300,000
New York State Thruway Authority, General Revenue, BAN	2.50	7/15/11	200,000	201,751
New York State Thruway Authority, General Revenue, BAN	3.00	7/15/11	400,000	404,228
New York State Thruway Authority, General Revenue, BAN	4.00	7/15/11	1,590,000	1,613,482
New York State Urban Development Corporation, State Personal
Income Tax Revenue (State Facilities and Equipment)	5.00	3/15/11	500,000	502,582
Olean, GO Notes, BAN	1.50	8/11/11	1,500,000	1,501,503
Orange County Industrial Development Agency, Civic Facility
Revenue (Tuxedo Park School Project) (LOC; M&T Trust)	0.34	2/7/11	1,000,000 [a]	1,000,000
Port Authority of New York and New Jersey
(Consolidated Bonds, 164th Series)	5.00	9/1/11	500,000	513,082
Port Authority of New York and New Jersey, Equipment Notes	0.35	2/7/11	2,800,000 [a]	2,800,000
Ramapo, GO Notes, BAN	2.00	12/13/11	2,500,000	2,526,762
Sag Harbor Union Free School District, GO Notes, TAN	1.50	6/23/11	1,200,000 [d]	1,201,843
Schenectady, GO Notes, BAN	1.50	5/20/11	5,600,000	5,604,072

The Funds	55

STATEMENT OF INVESTMENTS (continued)

Dreyfus New York AMT-Free	Coupon	Maturity	Principal
Municipal Cash Management (continued)	Rate (%)	Date	Amount ($)	Value ($)

Short-Term Investments (continued)
New York (continued)
Springs Union Free School District, GO Notes, TAN	1.50	6/30/11	1,100,000 [d]	1,104,028
Sullivan County, GO Notes, TAN	1.00	3/10/11	1,500,000	1,500,761
Syracuse Industrial Development Agency,
Civic Facility Revenue (Community Development
Properties-Larned Project) (LOC; M&T Trust)	0.35	2/7/11	1,800,000 [a]	1,800,000
Ticonderoga Central School District, GO Notes, BAN	2.00	6/24/11	1,228,175 [d]	1,232,209
Westchester County Industrial Development Agency,
Civic Facility Revenue (The Masters School Civic
Facility) (LOC; JPMorgan Chase Bank)	0.32	2/7/11	2,055,000 [a,d]	2,055,000
U.S. Related—2.4%
Puttable Floating Option Tax Exempt Receipts (Puerto Rico
Electric Power Authority, Power Revenue) (Liquidity Facility;
Bank of America and LOC; Bank of America)	0.40	2/7/11	3,480,000 [a,b]	3,480,000

Total Investments (cost $148,181,239)			100.2%	148,181,239
Liabilities, Less Cash and Receivables			(.2%)	(313,179)
Net Assets			100.0%	147,868,060

See footnotes on page 57.
See notes to financial statements.

Summary of Abbreviations

ABAG	Association of Bay Area Governments			ACA	American Capital Access
AGC	ACE Guaranty Corporation			AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation			ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes			BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty			COP	Certificate of Participation
CP	Commercial Paper			EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue			FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration			FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation			FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes			GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association			GO	General Obligation
HR	Hospital Revenue			IDB	Industrial Development Board
IDC	Industrial Development Corporation			IDR	Industrial Development Revenue
LOC	Letter of Credit			LOR	Limited Obligation Revenue
LR	Lease Revenue			MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue			PCR	Pollution Control Revenue
PILOT	Payment in Lieu of Taxes			PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates			RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants			RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes			SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue			SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency			SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes			TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes			XLCA	XL Capital Assurance

Summary of Combined Ratings (Unaudited)
Value (%)†
						Dreyfus	Dreyfus
			Dreyfus	Dreyfus	Dreyfus	California	New York
			Municipal Cash	New York	Tax Exempt	AMT-Free	AMT-Free
			Management Municipal Cash		Cash	Municipal Cash Municipal Cash
Fitch	or Moody’s	or Standard & Poor’s	Plus	Management	Management	Management	Management
F1+, F1	VMIG1, MIG1, P1	SP1+, SP1, A1+, A1	89.8	80.5	92.2	98.1	83.8
AAA, AA, Ae	Aaa, Aa, Ae	AAA, AA, Ae	4.9	15.4	7.6	1.9	1.0
Not Rated[f]	Not Rated[f]	Not Rated[f]	5.3	4.1	.2	—	15.2
			100.0	100.0	100.0	100.0	100.0

† Based on total investments.
a Variable rate demand note—rate shown is the interest rate in effect at January 31, 2011. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At January 31, 2011, Dreyfus Municipal Cash Management Plus amounted to $73,080,000 or 7.2%, Dreyfus NewYork Municipal Cash Management
amounted to $24,000,000 or 2.9%, Dreyfus Tax Exempt Cash Management amounted to $423,375,000 or 13.0%, Dreyfus California AMT-Free Municipal Cash Management
amounted to $38,975,000 or 15.4% and Dreyfus NewYork AMT-Free Municipal Cash Management amounted to $7,780,000 or 5.3% of net assets.
c This security is prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
[d] At January 31, 2011, Dreyfus NewYork AMT-Free Municipal Cash Management had $53,356,272 or 36.1% of net assets invested in securities whose payment of principal and interest is dependent upon revenues generated from education.
e Notes which are not F, MIG or SP rated are represented by bond ratings of the issuers.
f Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.

See notes to financial statements.

The Funds	57

STATEMENT OF ASSETS AND LIABILITIES

(amounts in thousands, except Net Asset Value Per Share)

January 31, 2011

		Dreyfus	Dreyfus	Dreyfus	Dreyfus	Dreyfus
	Dreyfus	Cash	Government	Government	Treasury &	Treasury
	Cash	Management	Cash	Prime Cash	Agency Cash	Prime Cash
	Management	Plus, Inc.	Management	Management	Management	Management
Assets ($):
Investments at value—Note 1(a,b)†	28,910,565[a]	6,397,982[a]	23,976,244[a]	4,453,845	10,704,913[a]	22,122,169
Cash	18,017	15,765	29,970	22,419	4,874	40,140
Interest receivable	13,321	1,463	14,536	1,112	18,207	35,823
Prepaid expenses and other assets	93	157	111	105	80	120
	28,941,996	6,415,367	24,020,861	4,477,481	10,728,074	22,198,252
Liabilities ($):
Due to The Dreyfus Corporation
and affiliates—Note 2(c)	6,075	1,343	4,709	705	1,889	3,045
Payable for investment securities purchased	—	—	—	—	—	652,679
Payable for shares of Beneficial
Interest/Common Stock redeemed	6,777	9,924	30,085	34,668	3,752	73,266
Accrued expenses	158	48	176	108	113	80
	13,010	11,315	34,970	35,481	5,754	729,070
Net Assets ($)	28,928,986	6,404,052	23,985,891	4,442,000	10,722,320	21,469,182
Composition of Net Assets ($):
Paid-in capital	28,928,868	6,405,204	23,985,913	4,442,000	10,722,310	21,469,124
Accumulated net realized
gain (loss) on investments	118	(1,152)	(22)	—	10	58
Net Assets ($)	28,928,986	6,404,052	23,985,891	4,442,000	10,722,320	21,469,182
Net Asset Value Per Share
Institutional Shares
Net Assets ($)	24,512,113	4,741,039	20,528,937	2,791,718	7,944,134	15,015,741
Shares Outstanding	24,512,011	4,741,892	20,528,984	2,791,721	7,944,125	15,015,701
Net Asset Value Per Share ($)	1.00	1.00	1.00	1.00	1.00	1.00
Investor Shares
Net Assets ($)	2,948,841	735,171	1,704,545	556,952	1,823,005	3,214,724
Shares Outstanding	2,948,833	735,302	1,704,549	556,952	1,823,004	3,214,718
Net Asset Value Per Share ($)	1.00	1.00	1.00	1.00	1.00	1.00

		Dreyfus	Dreyfus	Dreyfus	Dreyfus	Dreyfus
	Dreyfus	Cash	Government	Government	Treasury &	Treasury
	Cash	Management	Cash	Prime Cash	Agency Cash	Prime Cash
	Management	Plus, Inc.	Management	Management	Management	Management
Net Asset Value Per Share (continued)
Administrative Shares
Net Assets ($)	791,969	693,485	1,091,277	561,280	422,308	1,053,916
Shares Outstanding	791,969	693,610	1,091,278	561,281	422,309	1,053,913
Net Asset Value Per Share ($)	1.00	1.00	1.00	1.00	1.00	1.00
Participant Shares
Net Assets ($)	615,906	225,043	530,807	476,337	418,139	2,163,418
Shares Outstanding	615,899	225,084	530,808	476,337	418,138	2,163,409
Net Asset Value Per Share ($)	1.00	1.00	1.00	1.00	1.00	1.00
Service Shares
Net Assets ($)	—	4,138	—	—	5,170	—
Shares Outstanding	—	4,139	—	—	5,170	—
Net Asset Value Per Share ($)	—	1.00	—	—	1.00	—
Select Shares
Net Assets ($)	—	5,175	—	—	19,108	—
Shares Outstanding	—	5,176	—	—	19,108	—
Net Asset Value Per Share ($)	—	1.00	—	—	1.00	—
Agency Shares
Net Assets ($)	60,157	1	130,325	55,713	38,280	21,383
Shares Outstanding	60,156	1	130,325	55,712	38,280	21,383
Net Asset Value Per Share ($)	1.00	1.00	1.00	1.00	1.00	1.00
Premier Shares
Net Assets ($)	—	—	—	—	52,176	—
Shares Outstanding	—	—	—	—	52,176	—
Net Asset Value Per Share ($)	—	—	—	—	1.00	—
† Investments at cost ($)	28,910,565	6,397,982	23,976,244	4,453,845	10,704,913	22,122,169

a Amount includes repurchase agreements of $2,839,000, $970,000, $9,318,000 and $7,693,000 for Dreyfus Cash Management, Dreyfus Cash Management Plus, Inc., Dreyfus
Government Cash Management and Dreyfus Treasury & Agency Cash Management, respectively, See Note 1(c).

See notes to financial statements.

The Funds	59

STATEMENT OF ASSETS AND LIABILITIES (continued)
(amounts in thousands, except Net Asset Value Per Share)

January 31, 2011

				Dreyfus	Dreyfus
	Dreyfus	Dreyfus	Dreyfus	California	New York
Municipal Cash		New York	Tax Exempt	AMT-Free	AMT-Free
Management		Municipal Cash	Cash Municipal Cash		Municipal Cash
	Plus	Management	Management	Management	Management
Assets ($):
Investments at value—Note 1(a,b)†	1,025,949	827,885	3,269,170	253,806	148,181
Cash	9,991	2,587	3,949	—	3,898
Interest receivable	2,153	887	5,250	523	214
Prepaid expenses	45	30	79	6	10
	1,038,138	831,389	3,278,448	254,335	152,303
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(c)	301	214	771	76	43
Cash overdraft due to Custodian	—	—	—	1,416	—
Payable for shares of Beneficial Interest redeemed	9,898	3,404	3,071	—	902
Payable for investment securities purchased	7,126	—	18,262	—	3,480
Accrued expenses	53	45	96	45	10
	17,378	3,663	22,200	1,537	4,435
Net Assets ($)	1,020,760	827,726	3,256,248	252,798	147,868
Composition of Net Assets ($):
Paid-in capital	1,020,770	827,723	3,256,248	252,798	147,868
Accumulated net realized gain (loss) on investments	(10)	3	—	—[a]	—
Net Assets ($)	1,020,760	827,726	3,256,248	252,798	147,868
Net Asset Value Per Share
Instititutional Shares
Net Assets ($)	362,874	459,347	2,830,672	135,333	80,529
Shares Outstanding	362,767	459,347	2,830,672	135,328	80,509
Net Asset Value Per Share ($)	1.00	1.00	1.00	1.00	1.00
Investor Shares
Net Assets ($)	258,689	299,227	344,181	56,114	50,133
Shares Outstanding	258,615	299,227	344,181	56,112	50,121
Net Asset Value Per Share ($)	1.00	1.00	1.00	1.00	1.00
Administrative Shares
Net Assets ($)	376,666	47,354	72,419	13,569	7,961
Shares Outstanding	376,562	47,354	72,419	13,568	7,959
Net Asset Value Per Share ($)	1.00	1.00	1.00	1.00	1.00
Participant Shares
Net Assets ($)	22,516	21,797	8,932	47,781	10
Shares Outstanding	22,510	21,797	8,932	47,778	10
Net Asset Value Per Share ($)	1.00	1.00	1.00	1.00	1.00
Agency Shares
Net Assets ($)	15	1	44	1	—
Shares Outstanding	15	1	44	1	—
Net Asset Value Per Share ($)	1.00	1.00	1.00	1.00	—
Classic Shares
Net Assets ($)	—	—	—	—	9,235
Shares Outstanding	—	—	—	—	9,233
Net Asset Value Per Share ($)	—	—	—	—	1.00
† Investments at cost ($)	1,025,949	827,885	3,269,170	253,806	148,181

a Amount represents less than $1,000.
See notes to financial statements.

STATEMENT OF OPERATIONS

(amounts in thousands)

Year Ended January 31, 2011

		Dreyfus	Dreyfus	Dreyfus	Dreyfus	Dreyfus
	Dreyfus	Cash	Government	Government	Treasury &	Treasury
	Cash	Management	Cash	Prime Cash	Agency Cash	Prime Cash
	Management	Plus, Inc.	Management	Management	Management	Management
Investment Income ($):
Interest Income	109,611	22,454	64,490	10,107	26,755	31,827
Expenses:
Management fee—Note 2(a)	62,187	12,684	52,231	9,262	26,343	44,204
Distribution fees—Note 2(b)	11,648	4,317	7,531	3,967	7,500	19,873
Custodian fees—Note 2(c)	981	295	854	184	495	617
Shareholder servicing costs—Note 2(c)	672	278	321	151	672	545
Registration fees	177	231	272	259	173	212
Trustees’/Directors’ fees
and expenses—Note 2(d)	129	22	112	21	59	94
Professional fees	89	72	81	45	80	82
Prospectus and shareholders’ reports	34	78	154	69	81	186
Miscellaneous	677	97	493	135	298	447
Total Expenses	76,594	18,074	62,049	14,093	35,701	66,260
Less—reduction in expenses
due to undertaking—Note 2(a)	(5,173)	(1,362)	(6,521)	(4,387)	(9,447)	(34,440)
Less—reduction in management fee
due to undertaking—Note 2(a)	—	(3,701)	—	—	—	—
Less—reduction in fees
due to earnings credits—Note 2(c)	—	(8)	(3)	—	(7)	(8)
Net Expenses	71,421	13,003	55,525	9,706	26,247	31,812
Investment Income—Net	38,190	9,451	8,965	401	508	15
Net Realized Gain (Loss) on
Investments—Note 1(b) ($)	120	391	(22)	28	45	58
Net Increase in Net Assets
Resulting from Operations	38,310	9,842	8,943	429	553	73

a Amount represents less than $1,000.
See notes to financial statements.

The Funds	61

STATEMENT OF OPERATIONS (continued)
(amounts in thousands)

Year Ended January 31, 2011 (Unaudited)

				Dreyfus	Dreyfus
	Dreyfus	Dreyfus	Dreyfus	California	New York
	Municipal Cash	New York	Tax Exempt	AMT-Free	AMT-Free
	Management	Municipal Cash	Cash	Municipal Cash	Municipal Cash
	Plus	Management	Management	Management	Management
Investment Income ($):
Interest Income	4,498	3,112	11,579	1,122	791
Expenses:
Management fee—Note 2(a)	2,446	1,733	7,179	600	424
Distribution fees—Note 2(b)	1,307	831	1,138	355	319
Registration fees	121	55	197	14	75
Custodian fees—Note 2(c)	98	91	153	36	25
Professional fees	69	70	76	40	40
Shareholder servicing costs—Note 2(c)	60	31	507	8	13
Prospectus and shareholders’ reports	39	38	44	7	17
Trustees’ fees and expenses—Note 2(d)	6	4	17	1	1
Miscellaneous	52	37	132	23	51
Total Expenses	4,198	2,890	9,443	1,084	965
Less—reduction in management fee
due to undertaking—Note 2(a)	—	—	—	—	(149)
Less—reduction in expenses
due to undertaking—Note 2(a)	(425)	(408)	(632)	(196)	(182)
Less—reduction in fees due
to earnings credits—Note 2(c)	—[a]	—[a]	—[a]	—[a]	—[a]
Net Expenses	3,773	2,482	8,811	888	634
Investment Income—Net	725	630	2,768	234	157
Net Realized Gain (Loss) on
Investments—Note 1(b) ($)	(10)	3	—	—[a]	—
Net Increase in Net Assets
Resulting from Operations	715	633	2,768	234	157

a Amount represents less than $1,000.
See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

(amounts in thousands)

	Dreyfus Cash Management		Dreyfus Cash Management Plus, Inc.
	Year Ended January 31,		Year Ended January 31,
	2011	2010	2011	2010
Operations ($):
Investment income—net	38,190	151,861	9,451	21,224
Net realized gain (loss) on investments	120	231	391	(81,757)
Net unrealized appreciation (depreciation) on investments	—	—	—	32,337
Net Increase from payment by affiliate—Note 1(f)	—	—	—	68,407
Net Increase (Decrease) in Net Assets
Resulting from Operations	38,310	152,092	9,842	40,211
Dividends to Shareholders from ($):
Investment income—net:
Institutional Shares	(37,737)	(134,824)	(8,750)	(14,894)
Investor Shares	(7)	(10,304)	(45)	(2,497)
Administrative Shares	(380)	(4,339)	(656)	(3,054)
Participant Shares	—[a]	(1,690)	—[a]	(771)
Service Shares	—	—	—[a]	(3)
Select Shares	—	—	—[a]	(5)
Agency Shares	(66)	(704)	—[a]	—[a]
Total Dividends	(38,190)	(151,861)	(9,451)	(21,224)
Beneficial Interest/Capital Stock
Transactions ($1.00 per share):
Net proceeds from shares sold:
Institutional Shares	123,589,162	205,919,725	23,476,122	18,044,547
Investor Shares	12,189,202	15,180,824	1,216,590	2,315,173
Administrative Shares	2,512,448	3,832,973	2,161,668	2,041,658
Participant Shares	2,622,489	4,130,178	1,299,319	1,684,262
Service Shares	—	—	3,995,609	45,157
Select Shares	—	—	17,251	24,034
Agency Shares	97,436	317,162	—	—
Capital contribution from affiliate—Note 2(e):
Institutional Shares	—	—	11,794	—
Investor Shares	—	—	1,998	—
Administrative Shares	—	—	1,942	—
Participant Shares	—	—	996	—
Service Shares	—	—	43	—
Select Shares	—	—	20	—
Agency Shares	—	—	—[a]	—
Dividends reinvested:
Institutional Shares	7,089	34,050	3,128	6,598
Investor Shares	1	1,925	42	2,121
Administrative Shares	158	1,264	510	2,588
Participant Shares	—[a]	358	—[a]	717
Service Shares	—	—	—	—[a]
Agency Shares	1	335	—[a]	—[a]
Cost of shares redeemed:
Institutional Shares	(133,375,106)	(203,484,505)	(22,540,093)	(18,089,064)
Investor Shares	(12,697,257)	(16,619,109)	(1,403,703)	(2,889,192)
Administrative Shares	(2,833,493)	(3,897,228)	(2,105,294)	(2,503,691)
Participant Shares	(2,597,285)	(4,592,274)	(1,401,952)	(2,396,803)
Service Shares	—	—	(3,993,324)	(49,976)
Select Shares	—	—	(16,859)	(47,374)
Agency Shares	(127,174)	(326,276)	—	—
Increase (Decrease) in Net Assets from
Beneficial Interest/Capital Stock Transactions	(10,612,329)	499,402	725,807	(1,809,245)
Total Increase (Decrease) In Net Assets	(10,612,209)	499,633	726,198	(1,790,258)
Net Assets ($):
Beginning of Period	39,541,195	39,041,562	5,677,854	7,468,112
End of Period	28,928,986	39,541,195	6,404,052	5,677,854

a Amount represents less than $1,000.
See notes to financial statements.

The Funds	63

STATEMENT OF CHANGES IN NET ASSETS (continued)
(amounts in thousands)

	Dreyfus Government		Dreyfus Government
	Cash Management		Prime Cash Management
	Year Ended January 31,		Year Ended January 31,
	2011	2010	2011	2010
Operations ($):
Investment income—net	8,965	55,790	401	5,610
Net realized gain (loss) on investments	(22)	138	28	13
Net Increase (Decrease) in Net Assets
Resulting from Operations	8,943	55,928	429	5,623
Dividends to Shareholders from ($):
Investment income—net:
Institutional Shares	(9,081)	(52,625)	(429)	(5,334)
Investor Shares	(12)	(1,261)	(6)	(30)
Administrative Shares	(4)	(1,737)	(6)	(238)
Participant Shares	(2)	(56)	(5)	(1)
Agency Shares	(3)	(111)	—[a]	(26)
Total Dividends	(9,102)	(55,790)	(446)	(5,629)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Institutional Shares	139,127,297	164,894,102	14,494,310	19,903,414
Investor Shares	5,745,617	7,738,977	1,678,809	2,096,688
Administrative Shares	4,181,614	3,193,172	5,019,327	5,145,416
Participant Shares	2,053,947	2,203,530	1,163,525	1,568,552
Agency Shares	260,474	231,624	122,994	190,988
Dividends reinvested:
Institutional Shares	1,834	14,771	57	1,794
Investor Shares	8	735	3	13
Administrative Shares	3	1,361	5	209
Participant Shares	1	29	4	1
Agency Shares	—[a]	—[a]	—[a]	—[a]
Cost of shares redeemed:
Institutional Shares	(142,562,963)	(174,661,061)	(14,850,094)	(23,196,803)
Investor Shares	(6,250,286)	(9,588,829)	(1,715,192)	(2,681,628)
Administrative Shares	(3,919,457)	(4,623,225)	(4,954,550)	(5,342,373)
Participant Shares	(1,862,507)	(2,526,210)	(1,392,977)	(2,208,938)
Agency Shares	(202,800)	(244,894)	(157,470)	(142,069)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(3,427,218)	(13,365,918)	(591,249)	(4,664,736)
Total Increase (Decrease) In Net Assets	(3,427,377)	(13,365,780)	(591,266)	(4,664,742)
Net Assets ($):
Beginning of Period	27,413,268	40,779,048	5,033,266	9,698,008
End of Period	23,985,891	27,413,268	4,442,000	5,033,266

a Amount represents less than $1,000.
See notes to financial statements.

	Dreyfus Treasury &		Dreyfus Treasury
	Agency Cash Management		Prime Cash Management
	Year Ended January 31,		Year Ended January 31,
	2011	2010	2011	2010
Operations ($):
Investment income—net	508	10,789	15	5,500
Net realized gain (loss) on investments	45	136	58	102
Net Increase (Decrease) in Net Assets
Resulting from Operations	553	10,925	73	5,602
Dividends to Shareholders from ($):
Investment income—net:
Institutional Shares	(549)	(10,543)	(78)	(5,594)
Investor Shares	(8)	(5)	(20)	(9)
Administrative Shares	(2)	(214)	(6)	(11)
Participant Shares	(2)	(1)	(13)	(6)
Service Shares	—[a]	—[a]	—	—
Select Shares	—[a]	—[a]	—	—
Agency Shares	—[a]	(26)	—[a]	(13)
Premier Shares	(1)	—[a]	—	—
Total Dividends	(562)	(10,789)	(117)	(5,633)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Institutional Shares	49,934,745	68,033,436	55,449,345	60,299,612
Investor Shares	10,365,713	11,174,580	9,217,693	9,985,602
Administrative Shares	2,395,745	4,043,353	3,143,989	4,671,129
Participant Shares	1,832,518	2,139,953	10,611,292	11,299,483
Service Shares	3,015	5,379	—	—
Select Shares	63,744	69,667	—	—
Agency Shares	41,114	208,593	117,080	666,934
Premier Shares	421,004	886,267	—	—
Dividends reinvested:
Institutional Shares	88	3,198	24	2,210
Investor Shares	1	1	10	5
Administrative Shares	1	135	3	6
Participant Shares	1	—[a]	10	5
Service Shares	—[a]	—[a]	—	—
Select Shares	—	—[a]	—	—
Agency Shares	—[a]	—[a]	—[a]	10
Premier Shares	—	—[a]	—	—
Cost of shares redeemed:
Institutional Shares	(54,005,747)	(72,482,785)	(59,184,393)	(72,138,346)
Investor Shares	(10,464,335)	(12,569,809)	(10,224,890)	(13,286,181)
Administrative Shares	(2,667,965)	(4,703,968)	(3,361,742)	(5,925,054)
Participant Shares	(1,934,704)	(2,063,624)	(11,046,691)	(14,137,635)
Service Shares	(3,104)	(5,553)	—	—
Select Shares	(69,446)	(77,569)	—	—
Agency Shares	(73,609)	(201,117)	(477,114)	(694,755)
Premier Shares	(429,918)	(860,009)	—	—
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(4,591,139)	(6,399,872)	(5,755,384)	(19,256,975)
Total Increase (Decrease) In Net Assets	(4,591,148)	(6,399,736)	(5,755,428)	(19,257,006)
Net Assets ($):
Beginning of Period	15,313,468	21,713,204	27,224,610	46,481,616
End of Period	10,722,320	15,313,468	21,469,182	27,224,610

a Amount represents less than $1,000.
See notes to financial statements.

The Funds	65

STATEMENT OF CHANGES IN NET ASSETS (continued)
(amounts in thousands)

	Dreyfus Municipal		Dreyfus New York Municipal
	Cash Management Plus		Cash Management
	Year Ended January 31,		Year Ended January 31,
	2011	2010	2011	2010
Operations ($):
Investment income—net	725	8,292	630	3,592
Net realized gain (loss) on investments	(10)	3	3	31
Net Increase (Decrease) in Net Assets
Resulting from Operations	715	8,295	633	3,623
Dividends to Shareholders from ($):
Investment income—net:
Institutional Shares	(552)	(4,713)	(633)	(2,573)
Investor Shares	(1)	(835)	(10)	(851)
Administrative Shares	(175)	(2,815)	(18)	(202)
Participant Shares	—[a]	(96)	—[a]	(54)
Agency Shares	—[a]	(8)	—[a]	—[a]
Total Dividends	(728)	(8,467)	(661)	(3,680)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Institutional Shares	2,409,687	6,300,589	958,580	1,100,157
Investor Shares	453,364	703,488	588,954	889,613
Administrative Shares	812,902	1,559,147	70,541	90,472
Participant Shares	52,866	62,395	49,114	91,910
Agency Shares	—[a]	14,601	—	—
Dividends reinvested:
Institutional Shares	391	2,833	155	444
Investor Shares	1	801	9	731
Administrative Shares	172	2,711	17	197
Participant Shares	—[a]	96	—[a]	54
Agency Shares	—[a]	6	—[a]	—[a]
Cost of shares redeemed:
Institutional Shares	(2,407,108)	(6,532,452)	(1,088,380)	(1,055,760)
Investor Shares	(595,260)	(596,560)	(571,590)	(982,328)
Administrative Shares	(1,018,138)	(1,604,890)	(92,849)	(82,764)
Participant Shares	(53,364)	(100,239)	(39,529)	(130,790)
Agency Shares	(1,131)	(13,462)	—	—
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(345,618)	(200,936)	(124,978)	(78,064)
Total Increase (Decrease) In Net Assets	(345,631)	(201,108)	(125,006)	(78,121)
Net Assets ($):
Beginning of Period	1,366,391	1,567,499	952,732	1,030,853
End of Period	1,020,760	1,366,391	827,726	952,732

a Amount represents less than $1,000.
See notes to financial statements.

	Dreyfus Tax Exempt		Dreyfus California AMT-Free
	Cash Management		Municipal Cash Management
	Year Ended January 31,		Year Ended January 31,
	2011	2010	2011	2010
Operations ($):
Investment income—net	2,768	23,272	234	676
Net realized gain (loss) on investments	—	315	—[a]	—
Net Increase (Decrease) in Net Assets
Resulting from Operations	2,768	23,587	234	676
Dividends to Shareholders from ($):
Investment income—net:
Institutional Shares	(3,027)	(20,448)	(230)	(462)
Investor Shares	(34)	(1,122)	—[a]	(86)
Administrative Shares	(20)	(1,629)	(4)	(28)
Participant Shares	(2)	(189)	—[a]	(115)
Agency Shares	—[a]	(24)	—[a]	—[a]
Total Dividends	(3,083)	(23,412)	(234)	(691)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Institutional Shares	13,739,366	17,954,303	494,406	331,375
Investor Shares	582,597	870,127	80,508	181,355
Administrative Shares	121,922	779,288	117,701	76,700
Participant Shares	85,284	227,547	81,166	85,895
Agency Shares	514	28,927	—	—
Dividends reinvested:
Institutional Shares	1,294	10,310	225	409
Investor Shares	20	883	—[a]	86
Administrative Shares	16	1,381	3	28
Participant Shares	—[a]	1	—[a]	115
Agency Shares	—[a]	21	—[a]	—[a]
Cost of shares redeemed:
Institutional Shares	(14,292,820)	(19,772,464)	(498,235)	(284,010)
Investor Shares	(592,198)	(1,082,483)	(88,138)	(141,488)
Administrative Shares	(169,657)	(1,305,085)	(108,325)	(72,589)
Participant Shares	(103,434)	(334,628)	(89,455)	(126,545)
Agency Shares	(7,517)	(26,239)	—	—
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(634,613)	(2,648,111)	(10,144)	51,331
Total Increase (Decrease) In Net Assets	(634,928)	(2,647,936)	(10,144)	51,316
Net Assets ($):
Beginning of Period	3,891,176	6,539,112	262,942	211,626
End of Period	3,256,248	3,891,176	252,798	262,942

a Amount represents less than $1,000.
See notes to financial statements.

The Funds	67

STATEMENT OF CHANGES IN NET ASSETS (continued)
(amounts in thousands)

	Dreyfus New York AMT-Free
	Municipal Cash Management
	Year Ended January 31,
	2011	2010
Operations ($):
Investment income—net	157	586
Net realized gain (loss) on investments	—	8
Net Increase (Decrease) in Net Assets Resulting from Operations	157	594
Dividends to Shareholders from ($):
Investment income—net:
Institutional Shares	(158)	(247)
Investor Shares	(3)	(236)
Administrative Shares	(4)	(2)
Participant Shares	—[a]	—[a]
Classic Shares	—[a]	(101)
Total Dividends	(165)	(586)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Institutional Shares	167,755	196,310
Investor Shares	136,935	193,259
Administrative Shares	20,770	31,044
Participant Shares	—	—[a]
Classic Shares	179,313	304,233
Dividends reinvested:
Institutional Shares	110	52
Investor Shares	1	62
Administrative Shares	3	2
Classic Shares	—[a]	101
Cost of shares redeemed:
Institutional Shares	(197,638)	(135,412)
Investor Shares	(160,329)	(221,786)
Administrative Shares	(20,958)	(22,912)
Participant Shares	—	—[a]
Classic Shares	(229,658)	(321,100)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(103,696)	23,853
Settlement payment from unaffiliated third party†	36	—
Total Increase (Decrease) In Net Assets	(103,668)	23,861
Net Assets ($):
Beginning of Period	251,536	227,675
End of Period	147,868	251,536

†	See Note 6.
a	Amount represents less than $1,000.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the funds’ financial statements. Please note that the financial highlights information in the following tables for Dreyfus NewYork AMT-Free Municipal Cash Management’s Institutional, Investor and Classic shares represents the financial highlights of Dreyfus New York AMT-Free Municipal Cash Management’s predecessor, BNY Hamilton NewYork AMT-Free Municipal Money Fund (NewYork AMT-Free Municipal Money Fund), before Dreyfus NewYork AMT-Free Municipal Cash Management commenced operations as of the close of business on September 12, 2008, and represents the performance of Dreyfus NewYork AMT-Free Municipal Cash Management’s Institutional, Investor and Classic shares thereafter. Before Dreyfus NewYork AMT-Free Municipal Cash Management commenced operations, all of the assets of the NewYork AMT-Free Municipal Money Fund were transferred to Dreyfus NewYork AMT-Free Municipal Cash Management in exchange for Institutional, Investor and Classic shares of the fund in a tax-free reorganization.Total return shows how much your investment in Dreyfus NewYork AMT-Free Municipal Cash Management would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from Dreyfus New York AMT-Free Municipal Cash Management’s predecessor’s financial statements.

		Per Share Data ($)				Ratios/Supplemental Data (%)
								Ratio of Net
	Net Asset		Dividends	Net Asset		Ratio of	Ratio of	Investment	Net ssets
	Value	Net	from Net	Value		Total Expenses	Net Expenses	Income to	End of
	Beginning	Investment	Investment	End	Total	to Average	to Average	Average	Period
	of Period	Income	Income	of Period	Return (%)	Net Assets	Net Assets	Net Assets	($ ,000,000)

Dreyfus Cash Management
Institutional Shares
Year Ended January 31,
2011	1.00	.001	(.001)	1.00	.15	.21	.21	.14	24,512
2010	1.00	.004	(.004)	1.00	.41	.22	.22	.40	34,291
2009	1.00	.026	(.026)	1.00	2.65	.21	.21	2.56	31,821
2008	1.00	.051	(.051)	1.00	5.18	.20	.20	5.03	18,983
2007	1.00	.050	(.050)	1.00	5.07	.20	.20	4.98	11,063
Investor Shares
Year Ended January 31,
2011	1.00	.000[a]	(.000)[a]	1.00	.00[b]	.46	.35	.00[b]	2,949
2010	1.00	.002	(.002)	1.00	.21	.47	.43	.23	3,457
2009	1.00	.024	(.024)	1.00	2.40	.47	.47	2.30	4,893
2008	1.00	.048	(.048)	1.00	4.92	.45	.45	4.78	3,194
2007	1.00	.047	(.047)	1.00	4.80	.45	.45	4.73	1,590
Administrative Shares
Year Ended January 31,
2011	1.00	.001	(.001)	1.00	.05	.31	.30	.05	792
2010	1.00	.003	(.003)	1.00	.32	.32	.32	.31	1,113
2009	1.00	.025	(.025)	1.00	2.55	.31	.31	2.46	1,176
2008	1.00	.050	(.050)	1.00	5.08	.30	.30	4.93	638
2007	1.00	.049	(.049)	1.00	4.96	.30	.30	4.88	315
Participant Shares
Year Ended January 31,
2011	1.00	.000[a]	(.000)[a]	1.00	.00[b]	.61	.36	.00[b]	616
2010	1.00	.001	(.001)	1.00	.14	.63	.52	.15	591
2009	1.00	.022	(.022)	1.00	2.24	.62	.62	2.15	1,052
2008	1.00	.047	(.047)	1.00	4.77	.60	.60	4.63	390
2007	1.00	.046	(.046)	1.00	4.65	.60	.60	4.58	206
Agency Shares
Year Ended January 31,
2011	1.00	.001	(.001)	1.00	.09	.27	.27	.09	60
2010	1.00	.004	(.004)	1.00	.35	.29	.28	.42	90
2009	1.00	.026	(.026)	1.00	2.59	.28	.28	2.49	99
2008[c]	1.00	.016	(.016)	1.00	4.84[d]	.26[d]	.26[d]	4.97[d]	19

a	Amount represents less than $.001 per share.
b	Amount represents less than .01%.
c	From October 1, 2007 (commencement of initial offering) to January 31, 2008.
[d]	Annualized.

See notes to financial statements.

The Funds	69

FINANCIAL HIGHLIGHTS (continued)

		Per Share Data ($)				Ratios/Supplemental Data (%)
								RatIio of Net
	Net Asset		Dividends	Net Asset		Ratio of	Ratio of	Investment	Net Assets
	Value	Net	from Net	Value		Total Expenses	Net Expenses	Income to	End of
	Beginning	Investment	Investment	End	Total	to Average	to Average	Average	Period
	of Period	Income	Income	of Period	Return (%)	Net Assets	Net Assets	Net Expenses	($x 1,000,000)

Dreyfus Cash Management Plus, Inc.
Institutional Shares
Year Ended January 31,
2011	1.00	.002	(.002)	1.00	.19	.22	.16	.20	4,741
2010	1.00	.004	(.004)	1.00	.36[a]	.27	.25	.36	3,790
2009	1.00	.026	(.026)	1.00	2.66	.21	.21	2.80	3,822
2008	1.00	.051	(.051)	1.00	5.18	.20	.20	5.04	9,513
2007	1.00	.049	(.049)	1.00	5.06	.20	.20	4.95	6,495
Investor Shares
Year Ended January 31,
2011	1.00	.000[b]	(.000)[b]	1.00	.01	.47	.35	.01	735
2010	1.00	.002	(.002)	1.00	.17[a]	.51	.46	.20	919
2009	1.00	.024	(.024)	1.00	2.40	.47	.47	2.54	1,487
2008	1.00	.048	(.048)	1.00	4.92	.45	.45	4.79	1,802
2007	1.00	.047	(.047)	1.00	4.80	.45	.45	4.70	1,658
Administrative Shares
Year Ended January 31,
2011	1.00	.001	(.001)	1.00	.09	.32	.26	.10	693
2010	1.00	.003	(.003)	1.00	.27[a]	.36	.35	.31	635
2009	1.00	.025	(.025)	1.00	2.55	.32	.32	2.69	1,091
2008	1.00	.050	(.050)	1.00	5.08	.30	.30	4.94	2,278
2007	1.00	.048	(.048)	1.00	4.95	.30	.30	4.85	1,148
Participant Shares
Year Ended January 31,
2011	1.00	.000[b]	(.000)[b]	1.00	.00[c]	.62	.35	.00[c]	225
2010	1.00	.001	(.001)	1.00	.10[a]	.67	.55	.14	327
2009	1.00	.022	(.022)	1.00	2.25	.62	.62	2.39	1,034
2008	1.00	.047	(.047)	1.00	4.76	.60	.60	4.64	1,264
2007	1.00	.045	(.045)	1.00	4.64	.60	.60	4.55	941
Service Shares
Year Ended January 31,
2011	1.00	.000[b]	(.000)[b]	1.00	.00[c]	.71	.32	.00[c]	4
2010	1.00	.001	(.001)	1.00	.06[a]	.78	.63	.07	2
2009	1.00	.021	(.021)	1.00	2.14	.72	.72	2.29	7
2008[d]	1.00	.027	(.027)	1.00	3.82[e]	.70[e]	.70[e]	4.54[e]	70
Select Shares
Year Ended January 31,
2011	1.00	.000[b]	(.000)[b]	1.00	.00[c]	1.01	.35	.00[c]	5
2010	1.00	.000[b]	(.000)[b]	1.00	.02[a]	1.07	.75	.06	5
2009	1.00	.018	(.018)	1.00	1.84	1.04	1.04	1.97	28
2008[d]	1.00	.025	(.025)	1.00	3.57[e]	1.00[e]	1.00[e]	4.24[e]	—[f]
Agency Shares
Year Ended January 31,
2011	1.00	.001	(.001)	1.00	.13	.28	.26	.10	—[f]
2010	1.00	.003	(.003)	1.00	.30[a]	.33	.31	.30	—[f]
2009	1.00	.026	(.026)	1.00	2.60	.26	.26	2.75	—[f]
2008[g]	1.00	.016	(.016)	1.00	4.81[e]	.26[e]	.26[e]	4.98[e]	—[f]

a If payment pursuant to the Capital Support Agreement was not made, total return would have been (1.65)% for Institutional Shares, (1.83)% for Investor Shares, (1.74)% for
Administrative Shares, (1.90)% for Participant Shares, (1.94)% for Service Shares, (1.98)% for Select Shares and (1.71)% for Agency Shares.
b Amount represents less than $.001 per share.
c Amount represents less than .01%.
[d] From June 29, 2007 (commencement of initial offering) to January 31, 2008.
e Annualized.
f Amount represents less than $1 million.
g From October 1, 2007 (commencement of initial offering) to January 31, 2008.

See notes to financial statements.

		Per Share Data ($)				Ratios/Supplemental Data (%)
								Ratio of Net
	Net Asset		Dividends	Net Asset		Ratio of	Ratio of	Investment	Net Assets
	Value	Net	from Net	Value		Total Expenses	Net Expenses	Income	End of
	Beginning	Investment	Investment	End	Total	to Average	to Average	to Average	Period
	of Period	Income	Income	of Period	Return (%)	Net Assets	Net Assets	Net Assets	($ x1,000,000)

Dreyfus Government
Cash Management
Institutional Shares
Year Ended January 31,
2011	1.00	.000[a]	(.000)[a]	1.00	.04	.21	.21	.04	20,529
2010	1.00	.002	(.002)	1.00	.17	.22	.21	.18	23,963
2009	1.00	.020	(.020)	1.00	2.01	.22	.22	1.63	33,715
2008	1.00	.048	(.048)	1.00	4.93	.20	.20	4.73	9,303
2007	1.00	.049	(.049)	1.00	4.99	.20	.20	4.89	3,118
Investor Shares
Year Ended January 31,
2011	1.00	.000[a]	(.000)[a]	1.00	.00[b]	.46	.25	.00[b]	1,705
2010	1.00	.000[a]	(.000)[a]	1.00	.03	.46	.37	.04	2,209
2009	1.00	.017	(.017)	1.00	1.76	.46	.46	1.39	4,058
2008	1.00	.046	(.046)	1.00	4.67	.45	.45	4.48	1,738
2007	1.00	.046	(.046)	1.00	4.72	.45	.45	4.64	909
Administrative Shares
Year Ended January 31,
2011	1.00	.000[a]	(.000)[a]	1.00	.00[b]	.31	.25	.00[b]	1,091
2010	1.00	.001	(.001)	1.00	.10	.32	.29	.13	829
2009	1.00	.019	(.019)	1.00	1.91	.31	.31	1.54	2,258
2008	1.00	.047	(.047)	1.00	4.83	.30	.30	4.63	693
2007	1.00	.048	(.048)	1.00	4.88	.30	.30	4.79	320
Participant Shares
Year Ended January 31,
2011	1.00	.000[a]	(.000)[a]	1.00	.00[b]	.61	.25	.00[b]	531
2010	1.00	.000[a]	(.000)[a]	1.00	.01	.62	.41	.01	339
2009	1.00	.016	(.016)	1.00	1.60	.61	.61	1.24	662
2008	1.00	.044	(.044)	1.00	4.51	.60	.60	4.33	445
2007	1.00	.045	(.045)	1.00	4.57	.60	.60	4.49	196
Agency Shares
Year Ended January 31,
2011	1.00	.000[a]	(.000)[a]	1.00	.00[b]	.28	.25	.00[b]	130
2010	1.00	.001	(.001)	1.00	.13	.27	.26	.13	73
2009	1.00	.019	(.019)	1.00	1.96	.27	.27	1.58	86
2008[c]	1.00	.014	(.014)	1.00	4.30[d]	.26[d]	.26[d]	4.67[d]	2

a	Amount represents less than $.001 per share.
b	Amount represents less than .01%.
c	From October 1, 2007 (commencement of initial offering) to January 31, 2008.
[d]	Annualized.

See notes to financial statements.

The Funds	71

FINANCIAL HIGHLIGHTS (continued)

		Per Share Data ($)				Ratios/Supplemental Data (%)
								Ratio of Net
	Net Asset		Dividends Net Asset			Ratio of	Ratio of	Investment Net Assets
	Value	Net	from Net	Value		Total Expenses Net Expenses I ncome to			End of
	Beginning Investment Investment			End	Total	to Average	to Average	Average	Period
	of Period	Income	Income	of Period Return (%) Net Assets			Net Assets Net Assets ($ x1,000,000)

Dreyfus Government Prime
Cash Management
Institutional Shares
Year Ended January 31,
2011	1.00	.000[a]	(.000)[a]	1.00	.01	.22	.20	.01	2,792
2010	1.00	.001	(.001)	1.00	.11	.23	.21	.12	3,147
2009	1.00	.019	(.019)	1.00	1.91	.22	.22	1.64	6,439
2008	1.00	.048	(.048)	1.00	4.91	.20	.20	4.67	2,327
2007	1.00	.048	(.048)	1.00	4.95	.20	.20	4.86	1,005
Investor Shares
Year Ended January 31,
2011	1.00	.000[a]	(.000)[a]	1.00	.00[b]	.47	.22	.00[b]	557
2010	1.00	.000[a]	(.000)[a]	1.00	.00[b]	.48	.33	.00[b]	593
2009	1.00	.016	(.016)	1.00	1.66	.47	.47	1.39	1,178
2008	1.00	.046	(.046)	1.00	4.65	.45	.45	4.42	563
2007	1.00	.046	(.046)	1.00	4.69	.45	.45	4.61	275
Administrative Shares
Year Ended January 31,
2011	1.00	.000[a]	(.000)[a]	1.00	.00[b]	.32	.22	.00[b]	561
2010	1.00	.000[a]	(.000)[a]	1.00	.04	.33	.29	.04	497
2009	1.00	.018	(.018)	1.00	1.81	.32	.32	1.54	693
2008	1.00	.047	(.047)	1.00	4.80	.30	.30	4.57	307
2007	1.00	.047	(.047)	1.00	4.85	.30	.30	4.76	314
Participant Shares
Year Ended January 31,
2011	1.00	.000[a]	(.000)[a]	1.00	.00[b]	.62	.22	.00[b]	476
2010	1.00	.000[a]	(.000)[a]	1.00	.00[b]	.62	.33	.00[b]	706
2009	1.00	.015	(.015)	1.00	1.51	.62	.61	1.25	1,346
2008	1.00	.044	(.044)	1.00	4.49	.60	.60	4.27	711
2007	1.00	.044	(.044)	1.00	4.53	.60	.60	4.46	341
Agency Shares
Year Ended January 31,
2011	1.00	.000[a]	(.000)[a]	1.00	.00[b]	.28	.21	.00[b]	56
2010	1.00	.001	(.001)	1.00	.06	.29	.26	.06	90
2009	1.00	.018	(.018)	1.00	1.85	.28	.28	1.58	41
2008[c]	1.00	.015	(.015)	1.00	4.33[d]	.26[d]	.26[d]	4.61[d]	10

a	Amount represents less than $.001 per share.
b	Amount represents less than .01%.
c	From October 1, 2007 (commencement of initial offering) to January 31, 2008.
[d]	Annualized.

See notes to financial statements.

		Per Share Data ($)				Ratios/Supplemental Data (%)
								Ratio of Net
	Net Asset		Dividends Net Asset			Ratio of	Ratio of	Investment Net Assets
	Value	Net	from Net	Value		Total Expenses Net Expenses Income to			End of
	Beginning Investment Investment			End	Total	to Average	to Average	Average	Period
	of Period	Income	Income	of Period Return (%) Net Assets			Net Assets Net Assets ($ x1,000,000)

Dreyfus Treasury & Agency
Cash Management
Institutional Shares
Year Ended January 31,
2011	1.00	.000[a]	(.000)[a]	1.00	.01	.22	.20	.01	7,944
2010	1.00	.001	(.001)	1.00	.07	.22	.21	.08	12,015
2009	1.00	.013	(.013)	1.00	1.27	.22	.22	1.09	16,461
2008	1.00	.046	(.046)	1.00	4.71	.20	.20	4.30	12,891
2007	1.00	.048	(.048)	1.00	4.89	.20	.20	4.80	3,429
Investor Shares
Year Ended January 31,
2011	1.00	.000[a]	(.000)[a]	1.00	.00[b]	.46	.20	.00[b]	1,823
2010	1.00	.000[a]	(.000)[a]	1.00	.00[b]	.47	.29	.00[b]	1,922
2009	1.00	.010	(.010)	1.00	1.04	.47	.45	.86	3,317
2008	1.00	.044	(.044)	1.00	4.45	.45	.45	4.05	3,483
2007	1.00	.045	(.045)	1.00	4.63	.45	.45	4.55	1,471
Administrative Shares
Year Ended January 31,
2011	1.00	.000[a]	(.000)[a]	1.00	.00[b]	.31	.20	.00[b]	422
2010	1.00	.000[a]	(.000)[a]	1.00	.02	.33	.27	.03	695
2009	1.00	.012	(.012)	1.00	1.17	.31	.31	1.00	1,355
2008	1.00	.045	(.045)	1.00	4.61	.30	.30	4.20	758
2007	1.00	.047	(.047)	1.00	4.79	.30	.30	4.70	141
Participant Shares
Year Ended January 31,
2011	1.00	.000[a]	(.000)[a]	1.00	.00[b]	.61	.20	.00[b]	418
2010	1.00	.000[a]	(.000)[a]	1.00	.00[b]	.62	.28	.00[b]	520
2009	1.00	.009	(.009)	1.00	.93	.62	.54	.77	444
2008	1.00	.042	(.042)	1.00	4.30	.60	.60	3.90	288
2007	1.00	.044	(.044)	1.00	4.47	.60	.60	4.40	257
Service Shares
Year Ended January 31,
2011	1.00	.000[a]	(.000)[a]	1.00	.00[b]	.71	.21	.00[b]	5
2010	1.00	.000[a]	(.000)[a]	1.00	.00[b]	.72	.28	.00[b]	5
2009	1.00	.009	(.009)	1.00	.86	.71	.66	.65	5
2008[c]	1.00	.023	(.023)	1.00	3.15[d]	.70[d]	.70[d]	3.80[d]	56
Select Shares
Year Ended January 31,
2011	1.00	.000[a]	(.000)[a]	1.00	.00[b]	1.01	.20	.00[b]	19
2010	1.00	.000[a]	(.000)[a]	1.00	.00[b]	1.02	.28	.00[b]	25
2009	1.00	.007	(.007)	1.00	.66	1.01	.87	.44	33
2008[c]	1.00	.021	(.021)	1.00	2.89[d]	1.00[d]	1.00[d]	3.50[d]	94
Agency Shares
Year Ended January 31,
2011	1.00	.000[a]	(.000)[a]	1.00	.00[b]	.27	.20	.00[b]	38
2010	1.00	.000[a]	(.000)[a]	1.00	.03	.28	.24	.03	71
2009	1.00	.012	(.012)	1.00	1.21	.27	.27	1.04	63
2008[e]	1.00	.013	(.013)	1.00	3.92[d]	.26[d]	.26[d]	4.24[d]	—[f]
Premier Shares
Year Ended January 31,
2011	1.00	.000[a]	(.000)[a]	1.00	.00[b]	.52	.20	.00[b]	52
2010	1.00	.000[a]	(.000)[a]	1.00	.00[b]	.53	.27	.00[b]	61
2009	1.00	.010	(.010)	1.00	1.00	.53	.48	.83	35
2008[e]	1.00	.012	(.012)	1.00	3.68[d]	.51[d]	.51[d]	3.99[d]	29

a	Amount represents less than $.001 per share.
b	Amount represents less than .01%.
c	From June 29, 2007 (commencement of initial offering) to January 31, 2008.
[d]	Annualized.
e	From October 1, 2007 (commencement of initial offering) to January 31, 2008.
f	Amount represents less than $1 million.

See notes to financial statements.

The Funds	73

FINANCIAL HIGHLIGHTS (continued)

		Per Share Data ($)				Ratios/Supplemental Data (%)
								Ratio of Net
	Net Asset		Dividends Net Asset			Ratio of	Ratio of	Investment Net Assets
	Value	Net	from Net	Value		Total Expenses Net Expenses Income to			End of
	Beginning Investment Investment			End	Total	to Average	to Average	Average	Period
	of Period	Income	Income	of Period Return (%) Net Assets			Net Assets Net Assets ($ x1,000,000)

Dreyfus Treasury
Prime Cash Management
Institutional Shares
Year Ended January 31,
2011	1.00	.000[a]	(.000)[a]	1.00	.00[b]	.21	.14	.00[b]	15,016
2010	1.00	.000[a]	(.000)[a]	1.00	.02	.22	.19	.03	18,751
2009	1.00	.012	(.012)	1.00	1.24	.22	.22	.78	30,587
2008	1.00	.042	(.042)	1.00	4.28	.20	.20	3.81	5,373
2007	1.00	.046	(.046)	1.00	4.68	.20	.20	4.57	1,043
Investor Shares
Year Ended January 31,
2011	1.00	.000[a]	(.000)[a]	1.00	.00[b]	.46	.14	.00[b]	3,215
2010	1.00	.000[a]	(.000)[a]	1.00	.00[b]	.47	.22	.00[b]	4,222
2009	1.00	.010	(.010)	1.00	1.01	.46	.44	.56	7,522
2008	1.00	.039	(.039)	1.00	4.02	.45	.45	3.56	2,573
2007	1.00	.043	(.043)	1.00	4.43	.45	.45	4.32	615
Administrative Shares
Year Ended January 31,
2011	1.00	.000[a]	(.000)[a]	1.00	.00[b]	.31	.14	.00[b]	1,054
2010	1.00	.000[a]	(.000)[a]	1.00	.00[b]	.32	.21	.00[b]	1,272
2009	1.00	.011	(.011)	1.00	1.15	.32	.31	.69	2,526
2008	1.00	.041	(.041)	1.00	4.18	.30	.30	3.71	438
2007	1.00	.045	(.045)	1.00	4.59	.30	.30	4.47	5
Participant Shares
Year Ended January 31,
2011	1.00	.000[a]	(.000)[a]	1.00	.00[b]	.61	.15	.00[b]	2,163
2010	1.00	.000[a]	(.000)[a]	1.00	.00[b]	.62	.22	.00[b]	2,599
2009	1.00	.009	(.009)	1.00	.89	.62	.53	.47	5,437
2008	1.00	.038	(.038)	1.00	3.87	.60	.60	3.41	975
2007	1.00	.042	(.042)	1.00	4.27	.60	.60	4.17	121
Agency Shares
Year Ended January 31,
2011	1.00	.000[a]	(.000)[a]	1.00	.00[b]	.27	.11	.00[b]	21
2010	1.00	.000[a]	(.000)[a]	1.00	.00[b]	.28	.19	.01	381
2009	1.00	.012	(.012)	1.00	1.18	.27	.27	.73	409
2008[c]	1.00	.011	(.011)	1.00	3.38[d]	.26[d]	.26[d]	3.75[d]	—[e]

a	Amount represents less than $.001 per share.
b	Amount represents less than .01%.
c	From October 1, 2007 (commencement of initial offering) to January 31, 2008.
[d]	Annualized.
e	Amount represents less than $1 million.

See notes to financial statements.

		Per Share Data ($)				Ratios/Supplemental Data (%)
								Ratio of Net
	Net Asset		Dividends Net Asset			Ratio of	Ratio of	Investment Net Assets
	Value	Net	from Net	Value		Total Expenses Net Expenses Income to			End of
	Beginning Investment Investment			End	Total	to Average	to Average	Average	Period
	of Period	Income	Income	of Period Return (%) Net Assets			Net Assets Net Assets ($ x1,000,000)

Dreyfus Municipal
Cash Management Plus
Institutional Shares
Year Ended January 31,
2011	1.00	.001	(.001)	1.00	.13	.24	.24	.13	363
2010	1.00	.005	(.005)	1.00	.49	.25	.23	.50	360
2009	1.00	.021	(.021)	1.00	2.17	.21	.21	2.14	589
2008	1.00	.034	(.034)	1.00	3.50	.20	.20	3.42	1,787
2007	1.00	.033	(.033)	1.00	3.37	.20	.20	3.33	596
Investor Shares
Year Ended January 31,
2011	1.00	.000[a]	(.000)[a]	1.00	.00[b]	.48	.37	.00[b]	259
2010	1.00	.003	(.003)	1.00	.27	.50	.44	.29	401
2009	1.00	.019	(.019)	1.00	1.91	.46	.46	1.89	293
2008	1.00	.032	(.032)	1.00	3.25	.45	.45	3.17	472
2007	1.00	.031	(.031)	1.00	3.11	.45	.45	3.08	206
Administrative Shares
Year Ended January 31,
2011	1.00	.000[a]	(.000)[a]	1.00	.04	.33	.33	.04	377
2010	1.00	.004	(.004)	1.00	.39	.35	.32	.41	582
2009	1.00	.020	(.020)	1.00	2.07	.31	.31	2.04	625
2008	1.00	.033	(.033)	1.00	3.40	.30	.30	3.32	294
2007	1.00	.032	(.032)	1.00	3.27	.30	.30	3.23	291
Participant Shares
Year Ended January 31,
2011	1.00	.000[a]	(.000)[a]	1.00	.00[b]	.63	.37	.00[b]	23
2010	1.00	.002	(.002)	1.00	.18	.65	.56	.17	23
2009	1.00	.017	(.017)	1.00	1.76	.61	.61	1.74	61
2008	1.00	.030	(.030)	1.00	3.09	.60	.60	3.02	37
2007	1.00	.029	(.029)	1.00	2.96	.60	.60	2.93	23
Agency Shares
Year Ended January 31,
2011	1.00	.001	(.001)	1.00	.06	.30	.30	.06	—[c]
2010	1.00	.004	(.004)	1.00	.42	.32	.29	.44	1
2009	1.00	.021	(.021)	1.00	2.10	.27	.27	2.08	—[c]
2008[d]	1.00	.011	(.011)	1.00	3.20[e]	.26[e]	.26[e]	3.36[e]	—[c]

a	Amount represents less than $.001 per share.
b	Amount represents less than .01%.
c	Amount represents less than $1 million.
[d]	From October 1, 2007 (commencement of initial offering) to January 31, 2008.
e	Annualized.

See notes to financial statements.

The Funds	75

FINANCIAL HIGHLIGHTS (continued)

		Per Share Data ($)				Ratios/Supplemental Data (%)
								Ratio of Net
	Net Asset		Dividends Net Asset			Ratio of	Ratio of	Investment Net Assets
	Value	Net	from Net	Value		Total Expenses Net Expenses Income to			End of
	Beginning Investment Investment			End	Total	to Average	to Average	Average	Period
	of Period	Income	Income	of Period Return (%) Net Assets			Net Assets Net Assets ($ x1,000,000)

Dreyfus New York Municipal
Cash Management
Institutional Shares
Year Ended January 31,
2011	1.00	.001	(.001)	1.00	.13	.24	.24	.12	459
2010	1.00	.004	(.004)	1.00	.45	.25	.23	.44	589
2009	1.00	.020	(.020)	1.00	1.99	.22	.22	1.95	544
2008	1.00	.034	(.034)	1.00	3.47	.20	.20	3.41	458
2007	1.00	.033	(.033)	1.00	3.36	.20	.20	3.31	377
Investor Shares
Year Ended January 31,
2011	1.00	.000[a]	(.000)[a]	1.00	.00[b]	.48	.36	.00[b]	299
2010	1.00	.002	(.002)	1.00	.23	.50	.45	.22	282
2009	1.00	.017	(.017)	1.00	1.74	.47	.47	1.70	374
2008	1.00	.032	(.032)	1.00	3.21	.45	.45	3.16	363
2007	1.00	.031	(.031)	1.00	3.10	.45	.45	3.06	120
Administrative Shares
Year Ended January 31,
2011	1.00	.000[a]	(.000)[a]	1.00	.03	.34	.33	.03	47
2010	1.00	.004	(.004)	1.00	.35	.35	.33	.34	70
2009	1.00	.019	(.019)	1.00	1.89	.32	.32	1.85	62
2008	1.00	.033	(.033)	1.00	3.37	.30	.30	3.31	74
2007	1.00	.032	(.032)	1.00	3.25	.30	.30	3.21	36
Participant Shares
Year Ended January 31,
2011	1.00	.000[a]	(.000)[a]	1.00	.00[b]	.64	.36	.00[b]	22
2010	1.00	.001	(.001)	1.00	.15	.65	.57	.10	12
2009	1.00	.016	(.016)	1.00	1.59	.62	.62	1.55	51
2008	1.00	.030	(.030)	1.00	3.06	.60	.60	3.01	47
2007	1.00	.029	(.029)	1.00	2.94	.60	.60	2.91	40
Agency Shares
Year Ended January 31,
2011	1.00	.001	(.001)	1.00	.07	.30	.30	.03	—[c]
2010	1.00	.004	(.004)	1.00	.39	.31	.29	.38	—[c]
2009	1.00	.019	(.019)	1.00	1.93	.28	.28	1.89	—[c]
2008[d]	1.00	.011	(.011)	1.00	3.18[e]	.26[e]	.26[e]	3.35[e]	—[c]

a	Amount represents less than $.001 per share.
b	Amount represents less than .01%.
c	Amount represents less than $1 million.
[d]	From October 1, 2007 (commencement of initial offering) to January 31, 2008.
e	Annualized.

See notes to financial statements.

		Per Share Data ($)				Ratios/Supplemental Data (%)
								Ratio of Net
	Net Asset		Dividends Net Asset			Ratio of	Ratio of	Investment Net Assets
	Value	Net	from Net	Value		Total Expenses Net Expenses Income to			End of
	Beginning Investment Investment			End	Total	to Average	to Average	Average	Period
	of Period	Income	Income	of Period Return (%) Net Assets			Net Assets Net Assets ($ x1,000,000)

Dreyfus Tax Exempt
Cash Management
Institutional Shares
Year Ended January 31,
2011	1.00	.001	(.001)	1.00	.10	.23	.23	.09	2,831
2010	1.00	.004	(.004)	1.00	.37	.24	.23	.40	3,383
2009	1.00	.021	(.021)	1.00	2.11	.21	.21	2.06	5,191
2008	1.00	.034	(.034)	1.00	3.47	.20	.20	3.39	4,370
2007	1.00	.033	(.033)	1.00	3.34	.20	.20	3.29	2,333
Investor Shares
Year Ended January 31,
2011	1.00	.000[a]	(.000)[a]	1.00	.01	.47	.32	.00[b]	344
2010	1.00	.002	(.002)	1.00	.19	.49	.42	.21	354
2009	1.00	.018	(.018)	1.00	1.86	.46	.46	1.81	565
2008	1.00	.032	(.032)	1.00	3.21	.45	.45	3.14	556
2007	1.00	.030	(.030)	1.00	3.08	.45	.45	3.04	288
Administrative Shares
Year Ended January 31,
2011	1.00	.000[a]	(.000)[a]	1.00	.02	.32	.31	.01	72
2010	1.00	.003	(.003)	1.00	.28	.34	.32	.31	120
2009	1.00	.020	(.020)	1.00	2.01	.31	.31	1.96	645
2008	1.00	.033	(.033)	1.00	3.36	.30	.30	3.29	259
2007	1.00	.032	(.032)	1.00	3.24	.30	.30	3.19	213
Participant Shares
Year Ended January 31,
2011	1.00	.000[a]	(.000)[a]	1.00	.01	.62	.32	.00[b]	9
2010	1.00	.001	(.001)	1.00	.12	.64	.53	.10	27
2009	1.00	.017	(.017)	1.00	1.70	.61	.61	1.66	134
2008	1.00	.030	(.030)	1.00	3.06	.60	.60	2.99	55
2007	1.00	.029	(.029)	1.00	2.93	.60	.60	2.89	30
Agency Shares
Year Ended January 31,
2011	1.00	.000[a]	(.000)[a]	1.00	.04	.28	.27	.01	—[c]
2010	1.00	.003	(.003)	1.00	.32	.30	.29	.34	7
2009	1.00	.020	(.020)	1.00	2.05	.27	.27	2.00	4
2008[d]	1.00	.011	(.011)	1.00	3.18[e]	.26[e]	.26[e]	3.33[e]	—[c]

a	Amount represents less than $.001 per share.
b	Amount represents less than .01%.
c	Amount represents less than $1 million.
[d]	From October 1, 2007 (commencement of initial offering) to January 31, 2008.
e	Annualized.

See notes to financial statements.

The Funds	77

FINANCIAL HIGHLIGHTS (continued)

		Per Share Data ($)				Ratios/Supplemental Data (%)
								Ratio of Net
	Net Asset		Dividends Net Asset			Ratio of	Ratio of	Investment Net Assets
	Value	Net	from Net	Value		Total Expenses Net Expenses Income to			End of
	Beginning Investment Investment			End	Total	to Average	to Average	Average	Period
	of Period	Income	Income	of Period Return (%) Net Assets			Net Assets Net Assets ($ x1,000,000)

Dreyfus California AMT-Free
Municipal Cash Management
Institutional Shares
Year Ended January 31,
2011	1.00	.001	(.001)	1.00	.13	.24	.24	.13	135
2010	1.00	.004	(.004)	1.00	.40	.29	.22	.34	139
2009	1.00	.019	(.019)	1.00	1.88	.22	.17	1.93	91
2008[a]	1.00	.017	(.017)	1.00	3.29[b]	.20[b]	.15[b]	3.15[b]	115
Investor Shares
Year Ended January 31,
2011	1.00	.000[c]	(.000)[c]	1.00	.00[d]	.49	.38	.00[d]	56
2010	1.00	.002	(.002)	1.00	.21	.54	.40	.16	64
2009	1.00	.016	(.016)	1.00	1.63	.47	.42	1.68	24
2008[a]	1.00	.015	(.015)	1.00	3.05[b]	.45[b]	.40[b]	2.90[b]	6
Administrative Shares
Year Ended January 31,
2011	1.00	.000[c]	(.000)[c]	1.00	.04	.35	.34	.03	14
2010	1.00	.003	(.003)	1.00	.30	.40	.32	.24	4
2009	1.00	.018	(.018)	1.00	1.78	.32	.27	1.83	—[e]
2008[a]	1.00	.016	(.016)	1.00	3.19[b]	.30[b]	.25[b]	3.05[b]	—[e]
Participant Shares
Year Ended January 31,
2011	1.00	.000[c]	(.000)[c]	1.00	.00[d]	.64	.38	.00[d]	48
2010	1.00	.001	(.001)	1.00	.13	.69	.50	.06	56
2 009	1.00	.015	(.015)	1.00	1.48	.62	.57	1.53	97
2008[a]	1.00	.014	(.014)	1.00	2.90[b]	.60[b]	.55[b]	2.75[b]	142
Agency Shares
Year Ended January 31,
2011	1.00	.001	(.001)	1.00	.07	.30	.30	.04	—[e]
2010	1.00	.003	(.003)	1.00	.34	.35	.28	.28	—[e]
2009	1.00	.018	(.018)	1.00	1.82	.28	.23	1.87	—[e]
2008[f]	1.00	.010	(.010)	1.00	3.09[b]	.26[b]	.21[b]	3.09[b]	—[e]

a	From August 1, 2007 (commencement of operations) to January 31, 2008.
b	Annualized.
c	Amount represents less than $.001 per share.
[d]	Amount represents less than .01%.
e	Amount represents less than $1 million.
f	From October 1, 2007 (commencement of initial offering) to January 31, 2008.

See notes to financial statements.

			Per Share Data ($)					Ratios/Supplemental Data (%)
				Dividends						Ratio of Net
Net Asset			Dividends from Net			Net Asset		Ratio of	Ratio of	Investment Net Assets
	Value	Net	from Net	Realized		Value		Total Expenses Net Expenses Income to			End of
Beginning Investment Investment Gain on					Total	End	Total	to Average	to Average	Average	Period
of Period		Income	Income Investments Distributions of Period Return (%) Net Assets						Net Assets Net Assets ($ x1,000,000)

Dreyfus New York
AMT-Free
Municipal Cash
Management
Institutional Shares†
Year Ended
January 31,
2011	1.00	.001	(.001)	—	(.001)	1.00	.14	.31	.23	.14	81
2010	1.00	.005	(.005)	—	(.005)	1.00	.47	.22	.22	.47	110
One Month Ended
January 31,
2009[a]	1.00	.001	(.001)	—	(.001)	1.00	.06[b]	.24[c]	.24[c]	.70[c]	49
Year Ended
December 31,
2008	1.00	.021	(.021)	(.000)[d]	(.021)	1.00	2.08	.25	.24	2.08	49
2007	1.00	.034	(.034)	—	(.034)	1.00	3.42	.25	.25	3.38	64
2006	1.00	.032	(.032)	—	(.032)	1.00	3.24	.26	.25	3.20	64
Investor Shares†
Year Ended
January 31,
2011	1.00	.000[d]	(.000)[d]	—	(.000)[d]	1.00	.00[e]	.55	.37	.00[e]	50
2010	1.00	.003	(.003)	—	(.003)	1.00	.27	.47	.43	.26	74
One Month Ended
January 31,
2009[a]	1.00	.000[d]	(.000)[d]	—	(.000)[d]	1.00	.04[b]	.49[c]	.49[c]	.45[c]	102
Year Ended
December 31,
2008	1.00	.018	(.018)	(.000)[d]	(.018)	1.00	1.83	.50	.49	1.80	100
2007	1.00	.031	(.031)	—	(.031)	1.00	3.16	.50	.50	3.12	139
2006	1.00	.029	(.029)	—	(.029)	1.00	2.98	.51	.50	2.94	209
Administrative
Shares
Year Ended
January 31,
2011	1.00	.000[d]	(.000)[d]	—	(.000)[d]	1.00	.05	.40	.33	.04	8
2010	1.00	.004	(.004)	—	(.004)	1.00	.37	.32	.31	.38	8
One Month Ended
January 31,
2009[a]	1.00	.001	(.001)	—	(.001)	1.00	.05[b]	.34[c]	.34[c]	.60[c]	—[f]
Year Ended
December 31,
2008[g]	1.00	.006	(.006)	—	(.006)	1.00	.62[c]	.33[c]	.33[c]	2.02[c]	—[f]

The Funds	79

FINANCIAL HIGHLIGHTS (continued)

			Per Share Data ($)					Ratios/Supplemental Data (%)
				Dividends						Ratio of Net
Net Asset			Dividends from Net			Net Asset		Ratio of	Ratio of	Investment Net Assets
Value		Net	from Net	Realized		Value		Total Expenses Net Expenses Income to			End of
Beginning Investment Investment Gain on					Total	End	Total	to Average	to Average	Average	Period
of Period		Income	Income Investments Distributions of Period Return (%) Net Assets						Net Assets Net Assets ($ x1,000,000)

Dreyfus New York
AMT-Free
Municipal Cash
Management
(continued)
Participant Shares
Year Ended
January 31,
2011	1.00	.000[d]	(.000)[d]	—	(.000)[d]	1.00	.00[e]	.70	.37	.00[e]	—[f]
2010	1.00	.002	(.002)	—	(.002)	1.00	.18	.62	.51	.18	—[f]
One Month Ended
January 31,
2009[a]	1.00	.000[d]	(.000)[d]	—	(.000)[d]	1.00	.03[b]	.64[c]	.64[c]	.30[c]	—[f]
Year Ended
December 31,
2008[g]	1.00	.005	(.005)	—	(.005)	1.00	.53[c]	.63[c]	.63[c]	1.73[c]	—[f]
Classic Shares†
Year Ended
January 31,
2011	1.00	.000[d]	(.000)[d]	—	(.000)[d]	1.00	.00[e]	.81	.37	.00[e]	9
2010	1.00	.001	(.001)	—	(.001)	1.00	.13	.72	.59	.10	60
One Month Ended
January 31,
2009[a]	1.00	.000[d]	(.000)[d]	—	(.000)[d]	1.00	.02[b]	.74[c]	.73[c]	.21[c]	76
Year Ended
December 31,
2008	1.00	.016	(.016)	(.000)[d]	(.016)	1.00	1.58	.75	.74	1.55	73
2007	1.00	.029	(.029)	—	(.029)	1.00	2.90	.75	.75	2.78	79
2006	1.00	.027	(.027)	—	(.027)	1.00	2.73	.76	.75	2.68	29

† Represents information for the fund’s predecessor, BNY Hamilton NewYork AMT-Free Money Market Fund through September 12, 2008.
a The fund has changed its fiscal year end from December 31 to January 31.
b Not annualized.
c Annualized.
[d] Amount represents less than $.001 per share.
e Amount represents less than .01%.
f Amount represents less than $1 million.
g From September 13, 2008 (commencement of initial offering) to December 31, 2008.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Cash Management, Dreyfus Cash Management Plus, Inc., Dreyfus Government Cash Management, Dreyfus Government Prime Cash Management, Dreyfus Treasury & Agency Cash Management, Dreyfus Treasury Prime Cash Management, Dreyfus Municipal Cash Management Plus, Dreyfus New York Municipal Cash Management, Dreyfus Tax Exempt Cash Management, Dreyfus California AMT-Free Municipal Cash Management and Dreyfus New York AMT-Free Municipal Cash Management (each, a “fund” and collectively, the “funds”) are open-end management investment companies registered under the Investment Company Act of 1940, as amended (the “Act”). Each fund, other than Dreyfus New York Municipal Cash Management, Dreyfus California AMT-Free Municipal Cash Management and Dreyfus New York AMT-Free Municipal Cash Management is diversified. Dreyfus New York Municipal Cash Management, Dreyfus California AMT-Free Municipal Cash Management and Dreyfus New York AMT-Free Municipal Cash Management are non-diversified. Dreyfus Government Cash Management and Dreyfus Government Prime Cash Management are each a separate series of Dreyfus Government Cash Management Funds (the “Company”) and Dreyfus Tax Exempt Cash Management, Dreyfus California AMT-Free Municipal Cash Management and Dreyfus New York AMT-Free Municipal Cash Management are separate series of Dreyfus Tax Exempt Cash Management Funds (the “Trust”). Each fund’s investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity and, in the case of Dreyfus Municipal Cash Management Plus and Dreyfus Tax Exempt Cash Management only, which are exempt from federal income tax; in the case of Dreyfus NewYork Municipal Cash Management and Dreyfus New York AMT-Free Municipal Cash Management, which is exempt from federal, New York state and New York city personal income taxes, and in the case of Dreyfus California AMT-Free Municipal Cash Management only, which is exempt from federal and California state personal income taxes. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of NewYork Mellon Corporation (“BNY Mellon”), serves as each fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the funds’ shares, which are sold to the public without a sales charge. Each fund offers Institutional Shares, Investor Shares, Administrative Shares, Participant Shares and Agency Shares (with the exception of Dreyfus New York AMT-Free Municipal Cash Management which does not offer Agency Shares). In addition, Dreyfus Cash Management Plus, Inc. and Dreyfus Treasury & Agency Cash Management also offer Service Shares and Select Shares, Dreyfus Treasury & Agency Cash Management also offers Premier Shares and Dreyfus New York AMT-Free Municipal Cash Management also offers Classic Shares. Each share class, except Institutional Shares, are subject to a Service Plan adopted pursuant to Rule 12b-1 under the Act. Other differences between the classes include the services offered (by service agents receiving Rule 12b-1 fees) to and the expenses borne by each class and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of January 31, 2011, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held the following shares:

Dreyfus Cash Management
Plus, Inc., Agency Shares	1,046

Dreyfus Municipal Cash
Management Plus, Agency Shares	1,036

Dreyfus New York Municipal
Cash Management, Agency Shares	1,034

Dreyfus California AMT-Free
Municipal Cash Management,
Agency Shares	1,032

Dreyfus New York AMT-Free
Municipal Cash Management,
Participant Shares	10,000

It is each fund’s policy to maintain a continuous net asset value per share of $1.00; each fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that any fund will be able to maintain a stable net asset value per share of $1.00.

The Funds	81

NOTES TO FINANCIAL STATEMENTS (continued)

The Company and the Trust account separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. Each fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The funds enter into contracts that contain a variety of indemnifications. The funds’ maximum exposure under these arrangements is unknown.The funds do not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees/Directors to represent the fair value of each fund’s investments.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of each fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Table 1 summarizes the inputs used as of January 31, 2011 in valuing each fund’s investments.

(b) Securities transactions and investment income:

Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Cost of investments represents amortized cost.

Dreyfus New York Municipal Cash Management, Dreyfus California AMT-Free Municipal Cash Management and Dreyfus NewYork AMT-Free Municipal Cash Management follow an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Repurchase Agreements: Dreyfus Cash Management, Dreyfus Cash Management Plus, Inc., Dreyfus Government Cash Management and Dreyfus Treasury & Agency Cash Management may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the funds’ custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller.

(d) Dividends to shareholders: It is the policy of each fund to declare dividends from investment income-net on each business day. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but each fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of each fund not to distribute such gains.

(e) Federal income taxes: It is the policy of each of Dreyfus Cash Management, Dreyfus Cash Management Plus, Inc., Dreyfus Government Cash Management, Dreyfus Government Prime Cash Management, Dreyfus Treasury & Agency Cash Management and Dreyfus Treasury Prime Cash Management to continue to qualify as a regulated investment company if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

It is the policy of each of Dreyfus Municipal Cash Management Plus, Dreyfus New York Municipal Cash Management, Dreyfus Tax Exempt Cash Management, Dreyfus California AMT-Free Municipal Cash Management and Dreyfus New York AMT-Free Municipal Cash Management to continue to qualify as a regulated investment company, which can distribute tax exempt dividends,

Table 1—Fair Value Measurements

		Short-Term Investments ($)†
	Level 1—Unadjusted	Level 2—Other Significant	Level 3—Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Dreyfus Cash Management	—	28,910,565,183	—	28,910,565,183
Dreyfus Cash Management Plus, Inc.	—	6,397,982,138	—	6,397,982,138
Dreyfus Government Cash Management	—	23,976,244,060	—	23,976,244,060
Dreyfus Government Prime Cash Management	—	4,453,844,562	—	4,453,844,562
Dreyfus Treasury & Agency Cash Management	—	10,704,912,829	—	10,704,912,829
Dreyfus Treasury Prime Cash Management	—	22,122,168,597	—	22,122,168,597
Dreyfus Municipal Cash Management Plus	—	1,025,948,832	—	1,025,948,832
Dreyfus New York Municipal Cash Management	—	827,885,313	—	827,885,313
Dreyfus Tax Exempt Cash Management	—	3,269,169,876	—	3,269,169,876
Dreyfus California AMT—Free Municipal Cash Management	—	253,806,143	—	253,806,143
Dreyfus New York AMT—Free Municipal Cash Management	—	148,181,239	—	148,181,239

†	See Statements of Investments for additional detailed categorizations.

The Funds	83

NOTES TO FINANCIAL STATEMENTS (continued)

by complying with the applicable provisions of the Code and to make distributions of income and net realized gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended January 31, 2011, the funds did not have any liabilities for any uncertain tax posi-tions.The funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the period, the funds did not incur any interest or penalties.

Each of the tax years in the four-year period ended January 31, 2011 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At January 31, 2011, the components of accumulated earnings on a tax basis were substantially the same as for financial reporting purposes.

Table 2 summarizes each relevant fund’s accumulated capital loss carryover available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to January 31, 2011.

The tax character of distributions paid to shareholders for each fund (except for Dreyfus Municipal Cash Management Plus, Dreyfus New York Municipal Cash Management, Dreyfus Tax Exempt Cash Management, Dreyfus California AMT-Free Municipal Cash Management and Dreyfus New York AMT-Free Municipal Cash Management) during the fiscal periods ended January 31, 2011 and January 31, 2010, were all ordinary income.

Table 3 summarizes the tax character of distributions paid to shareholders of Dreyfus Municipal Cash Management Plus, Dreyfus New York Municipal Cash Management, Dreyfus Tax Exempt Cash Management, Dreyfus California AMT-Free Municipal Cash Management and Dreyfus New York AMT-Free Municipal Cash Management during the fiscal periods ended January 31, 2011 and January 31, 2010.

During the period ended January 31, 2011, as a result of permanent book to tax differences, primarily due to capital contributions by an affiliate, Dreyfus Cash Management Plus, Inc. increased accumulated net realized gain (loss) on investments by $16,792,692 and decreased paid-in capital by the same amount. Net assets and net asset value per share were not affected by this reclassification.

During the period ended January 31, 2011, as a result of permanent book to tax differences, primarily due to dividend reclassification, Dreyfus Government Cash Management increased accumulated undistributed investment income-net by $137,215 and decreased accumulated net realized gain (loss) on investments by the same amount. Net assets and net asset value per share were not affected by this reclassification.

Table 2—Capital Loss Carryover

				Expiring in fiscal: ($ x 1,000)
				2018	2019	Total
Dreyfus Cash Management Plus, Inc.				1,152	—	1,152
Dreyfus Government Cash Management				—	22	22
Dreyfus Municipal Cash Management Plus				—	10	10

Table 3—Tax Character of Distributions Paid

Tax Character of Distributions Paid ($ x 1,000)		2011			2010
			Long-Term			Long-Term
	Tax-Exempt	Ordinary	Capital	Tax-Exempt	Ordinary	Capital
	Income	Income	Gains	Income	Income	Gains
Dreyfus Municipal Cash Management Plus	726	—	2	8,292	175	—
Dreyfus New York Municipal Cash Management	630	31	—	3,592	3	85
Dreyfus Tax Exempt Cash Management	2,768	170	145	23,272	97	43
Dreyfus California AMT-Free Municipal Cash Management	234	—	—	676	15	—
Dreyfus New York AMT-Free Municipal Cash Management	157	8	—	586	—	—

During the period ended January 31, 2011, as a result of permanent book to tax differences, primarily due to dividend reclassification, Dreyfus Government Prime Cash Management increased accumulated undistributed investment income-net by $44,964, decreased accumulated net realized gain (loss) on investments by $41,162 and decreased paid-in capital by $3,802. Net assets and net asset value per share were not affected by this reclassification.

During the period ended January 31, 2011, as a result of permanent book to tax differences, primarily due to dividend reclassification, Dreyfus Treasury & Agency Cash Management increased accumulated undistributed investment income-net by $53,468 and decreased accumulated net realized gain (loss) on investments by the same amount. Net assets and net asset value per share were not affected by this reclassification.

During the period ended January 31, 2011, as a result of permanent book to tax differences, primarily due to dividend reclassification, Dreyfus Treasury Prime Cash Management increased accumulated undistributed investment income-net by $102,189 and decreased accumulated net realized gain (loss) on investments by the same amount. Net assets and net asset value per share were not affected by this reclassification.

During the period ended January 31, 2011, as a result of permanent book to tax differences, primarily due to dividend reclassification, Dreyfus Municipal Cash Management Plus increased accumulated undistributed investment income-net by $2,500 and decreased accumulated net realized gain (loss) on investments by the same amount. Net assets and net asset value per share were not affected by this reclassification.

During the period ended January 31, 2011, as a result of permanent book to tax differences, primarily due to dividend reclassification, Dreyfus New York Municipal Cash Management increased accumulated undistributed investment income-net by $30,811 and decreased accumulated net realized gain (loss) on investments by the same amount. Net assets and net asset value per share were not affected by this reclassification.

During the period ended January 31, 2011, as a result of permanent book to tax differences, primarily due to dividend reclassification, Dreyfus Tax Exempt Cash Management increased accumulated undistributed investment income-net by $315,196 and decreased accumulated net realized gain (loss) on investments by the same amount. Net assets and net asset value per share were not affected by this reclassification.

During the period ended January 31, 2011, as a result of permanent book to tax differences, primarily due to dividend reclassification, Dreyfus New York AMT-Free Municipal Cash Management increased accumulated undistributed investment income-net by $7,861 and decreased accumulated net realized gain (loss) on investments by the same amount. Net assets and net asset value per share were not affected by this reclassification.

At January 31, 2011, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statements of Investments).

(f) Capital Support Agreement: Dreyfus Cash Management Plus, Inc., held notes (the “Notes”) issued by Lehman Brothers Holdings, Inc. (“Lehman”). In order to mitigate the negative impact of holding these securities in light of the bankruptcy of Lehman, on September 16, 2008, the fund entered into a Capital Support Agreement (the “Agreement”) with BNY Mellon, the parent company of the fund’s adviser. Pursuant to the Agreement, BNY Mellon had agreed to provide capital support to the fund, subject to a maximum amount of $97.2 million (the “Maximum Capital Support Payment”), if any of the following events resulted in the fund’s net asset value falling below $0.9950:

(i)

Any final sale or other final liquidation of the Notes by the fund for cash in an amount, after deduction of costs, which is less than the amortized cost value of the Notes as of the date such sale or liquidation is consummated;

(ii)	Receipt by the fund of final payment on the Notes in cash in an amount less than the amortized cost value of the Notes less costs in respect thereof, as of the date such final payment is received; and
(iii)

The date upon which a court of competent jurisdic- tion over the matter discharges Lehman from liabil- ity in respect of the Notes, and such discharge results in the receipt of aggregate payments on the Notes in an amount less than the amortized cost value of the Notes, less costs in respect thereof, as of the date such final payment is received.

The Funds	85

NOTES TO FINANCIAL STATEMENTS (continued)

On September 9, 2009, the fund sold the Notes it held in Lehman, which obligated BNY Mellon to make payments to the fund pursuant to the terms of the Agreement. The fund received payments amounting to $68,406,721 and the Agreement was terminated.

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to separate management agreements with the Manager, the management fee of each fund is computed at the annual rate of .20% of the value of such fund’s average daily net assets and is payable monthly.

The Manager has undertaken to reimburse expenses in the event that current yields drop below a certain level. Such expense limitations may fluctuate daily, are voluntary and not contractual and may be terminated at any time. Table 4 summarizes the reduction in expenses for each relevant class of shares of each fund pursuant to these undertakings during the period ended January 31, 2011.

As to Dreyfus Cash Management Plus, Inc., the Manager had agreed from February 10, 2010 through November 4, 2010 to waive a portion of the expenses so that annual fund operating expenses (exclusive of Rule 12b-1 Service Plan expenses) were limited to .15% of the value of the fund’s average daily net assets.The Manager had further agreed from November 5, 2010 through January 31, 2011 to waive a portion of the expenses so that annual fund operating expenses (exclusive of Rule 12b-1 Service Plan expenses) were limited to .18% of the value of the fund’s average daily net assets.This undertaking is voluntary, not contractual, and may be terminated at any time. The reduction in management fee for Dreyfus Cash Management Plus, Inc., pursuant to the undertaking, amounted to $3,700,529 during the period ending January 31, 2011.

As to Dreyfus New York AMT-Free Municipal Cash Management, the Manager had contractually agreed from February 1, 2010 until September 30, 2010, that the Manager, and not the fund, was liable for fund expenses

Table 4—Yield Floor Expense Reimbursement

		Dreyfus	Dreyfus	Dreyfus	Dreyfus	Dreyfus
		Cash	Government	Government	Treasury &	Treasury
	Dreyfus Cash	Management	Cash	Prime Cash	Agency Cash	Prime Cash
	Management	Plus, Inc.	Management	Management	Management	Management
Institutional Shares ($)	—	—	257,503	425,452	1,708,423	9,849,033
Investor Shares ($)	3,475,693	514,145	4,325,429	1,306,410	4,833,009	11,054,303
Administrative Shares ($)	42,056	5,144	540,868	574,686	493,300	1,990,765
Participant Shares ($)	1,655,514	626,936	1,377,249	2,054,141	2,006,436	11,444,957
Service Shares ($)	—	177,938	—	—	24,885	—
Select Shares ($)	—	38,068	—	—	151,069	—
Agency Shares ($)	—	—	19,292	26,576	37,571	101,338
Premier Shares ($)	—	—	—	—	192,255	—

Table 4. (continued)

		Dreyfus	Dreyfus		Dreyfus	Dreyfus
		Municipal	New York	Dreyfus	California	New York
		Cash	Municipal	Tax Exempt	AMT-Free	AMT-Free
		Management	Cash	Cash	Municipal Cash	Municipal Cash
		Plus	Management	Management	Management	Management
Investor Shares ($)		352,578	351,329	549,349	68,513	72,302
Administrative Shares ($)		9,238	2,104	10,589	1,142	453
Participant Shares ($)		63,247	55,021	71,568	126,033	26
Agency Shares ($)		4	—	143	—	—
Classic Shares ($)		—	—	—	—	108,787

(exclusive of taxes, brokerage fees, interest on borrowings and extraordinary expenses) other than the following expenses, which currently are borne by the fund: the management fee, and with respect to the fund’s Investor Shares, Administrative Shares, Participant Shares, and Classic Shares, Rule 12b-1 Service Plan expenses. Effective October 1, 2010, the fund is liable for its own expenses.The reduction in management fee, pursuant to the undertaking, amounted to $149,199 during the period ended January 31, 2011.

(b) Under each fund’s Service Plan adopted pursuant to Rule 12b-1 under the Act, with respect to each fund’s Investor Shares, Administrative Shares, Participant Shares and Agency Shares (with the exception of Dreyfus New York AMT-Free Municipal Cash Management which does not offer Agency Shares), Dreyfus Cash Management Plus, Inc.’s Service Shares and Select Shares, Dreyfus Treasury & Agency Cash Management’s Service Shares, Select Shares and Premier Shares and Dreyfus New York AMT-Free Municipal Cash Management’s Classic Shares, each fund pays the Distributor for distributing such classes of shares, for advertising and marketing and for providing certain services relating to shareholders of the respective class of shares. These services include answering shareholder inquiries regarding the fund and providing reports and other information and services related to the maintenance of shareholder accounts (“Servicing”). Under the Service Plan, as to each relevant class, the Distributor may make payments to Service Agents in respect to these services. Generally, the Service Agent may provide holders of Investor,Administrative, Participant, Service, Select,Agency, Premier and Classic Shares a consolidated statement. The Service Agent will generally also provide the holders of Investor, Participant, Service, Select and/or Premier Shares, automated teller check writing privileges and, in the case of Participant, Service, Select or Premier Shares, automated teller machine access, and bill paying services.The amount paid under the Service Plan for Servicing is intended to be a “service fee” as defined under the Conduct Rules of the Financial Industry Regulatory Authority (“FINRA”), and at no time will such amount exceed the maximum amount permitted to be paid under the FINRA Conduct Rules as a service fee. The fees payable under the Service Plan are payable without regard to actual expenses incurred. Table 5 summarizes the amount each fund was charged pursuant to the Service Plan during the period ended January 31, 2011.

Table 5—12b-1 Service Plan Fees

	Investor	Administrative	Participant	Service	Select	Agency	Premier	Classic
	Shares ($)	Shares ($)	Shares ($)	Shares ($)	Shares ($)	Shares ($)	Shares ($)	Shares ($)
Dreyfus Cash Management	8,159,958	824,992	2,617,185	—	—	45,878	—	—
Dreyfus Cash Management Plus, Inc.	2,116,532	677,912	1,183,756	288,705	50,349	1	—	—
Dreyfus Government Cash Management	5,130,426	843,322	1,513,711	—	—	43,094	—	—
Dreyfus Government
Prime Cash Management	1,311,303	572,435	2,058,943	—	—	23,959	—	—
Dreyfus Treasury & Agency
Cash Management	4,708,874	439,153	1,956,678	24,642	149,642	33,513	187,318	—
Dreyfus Treasury Prime
Cash Management	8,791,192	1,213,213	9,829,181	—	—	39,182	—	—
Dreyfus Municipal Cash
Management Plus	754,204	456,897	95,294	—	—	252	—	—
Dreyfus New York Municipal
Cash Management	695,176	56,389	79,417	—	—	1	—	—
Dreyfus Tax Exempt Cash Management	952,069	90,278	95,149	—	—	659	—	—
Dreyfus California AMT-Free
Municipal Cash Management	150,899	14,074	190,377	—	—	1	—	—
Dreyfus New York AMT-Free
Municipal Cash Management	164,207	7,376	40	—	—	—	—	147,525

The Funds	87

NOTES TO FINANCIAL STATEMENTS (continued)

(c) Each fund has adopted a Shareholder Services Plan (the “Plan”), with respect to their Institutional shares. Each fund reimburses the Distributor an amount not to exceed an annual rate of .25% of the value of the fund’s average daily net assets attributable to Institutional Shares for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, providing reports and other information and services related to the maintenance of shareholder accounts.Table 6 summarizes the amount each fund was charged pursuant to the Plan during the period ended January 31, 2011.

The funds compensate Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the funds.Table 7 summarizes the amount each fund was charged during the period ended January 31, 2011, pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statements of Operations.

Table 6—Shareholder Service Plan Fees

Institutional
Shares ($)
Dreyfus Cash Management	511,157
Dreyfus Cash Management Plus, Inc.	93,615
Dreyfus Government Cash Management	140,081
Dreyfus Government Prime Cash Management	55,126
Dreyfus Treasury & Agency Cash Management	606,433
Dreyfus Treasury Prime Cash Management	342,681
Dreyfus Municipal Cash Management Plus	38,276
Dreyfus New York Municipal Cash Management	12,562
Dreyfus Tax Exempt Cash Management	460,137
Dreyfus California AMT-Free Municipal Cash Management	4,975
Dreyfus New York AMT-Free Municipal Cash Management	5,394

Table 7—Transfer Agency Agreement Fees

Transfer Agency
Fees ($)
Dreyfus Cash Management	60,257
Dreyfus Cash Management Plus, Inc.	68,373
Dreyfus Government Cash Management	51,387
Dreyfus Government Prime Cash Management	41,348
Dreyfus Treasury & Agency Cash Management	30,141
Dreyfus Treasury Prime Cash Management	86,286
Dreyfus Municipal Cash Management Plus	4,548
Dreyfus New York Municipal Cash Management	8,239
Dreyfus Tax Exempt Cash Management	18,526
Dreyfus California AMT-Free Municipal Cash Management	1,874
Dreyfus New York AMT-Free Municipal Cash Management	5,737

The funds have arrangements with the custodian and cash management bank whereby the funds may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the funds include net earnings credits as an expense offset in the Statements of Operations.

The funds compensate The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. Table 8 summarizes the amount each fund was charged during the period ended January 31, 2011, pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statements of Operations. These fees were partially offset by earnings credits pursuant to the cash management agreement, also summarized in Table 8.

The funds also compensate The Bank of NewYork Mellon under a custody agreement for providing custodial services for each fund. These fees were partially offset by earnings credits pursuant to the custody agreement, also summarized in Table 9 for each relevant fund.

Table 8—Cash Management Agreement Fees

	Cash Management
	Fees ($)	Earnings Credits ($)
Dreyfus Cash Management	5,045	(332)
Dreyfus Cash Management Plus, Inc.	6,558	(430)
Dreyfus Government Cash Management	9,531	(627)
Dreyfus Government Prime Cash Management	7,240	(477)
Dreyfus Treasury & Agency Cash Management	5,511	(362)
Dreyfus Treasury Prime Cash Management	14,852	(976)
Dreyfus Municipal Cash Management Plus	237	(15)
Dreyfus New York Municipal Cash Management	610	(40)
Dreyfus Tax Exempt Cash Management	1,175	(77)
Dreyfus California AMT-Free Municipal Cash Management	54	(4)
Dreyfus New York AMT-Free Municipal Cash Management	311	(20)

Table 9—Custody Agreement Fees

	Custody
	Fees ($)	Earnings Credits ($)
Dreyfus Cash Management	980,640	—
Dreyfus Cash Management Plus, Inc.	294,484	(7,999)
Dreyfus Government Cash Management	853,818	(2,688)
Dreyfus Government Prime Cash Management	184,462	—
Dreyfus Treasury & Agency Cash Management	494,989	(6,966)
Dreyfus Treasury Prime Cash Management	616,548	(6,920)
Dreyfus Municipal Cash Management Plus	97,622	—
Dreyfus New York Municipal Cash Management	90,697	—
Dreyfus Tax Exempt Cash Management	153,122	—
Dreyfus California AMT-Free Municipal Cash Management	36,385	—
Dreyfus New York AMT-Free Municipal Cash Management	24,927	—

The Funds	89

NOTES TO FINANCIAL STATEMENTS (continued)

During the period ended January 31, 2011, each fund (except for Dreyfus New York AMT-Free Municipal Cash Management) was charged $6,355 for services performed by the Chief Compliance Officer. Dreyfus NewYork AMT-Free Municipal Cash Management was charged $2,304 for services performed by the Chief Compliance Officer.

Table 10 summarizes the components of “Due to The Dreyfus Corporation and affiliates” in the Statements of Assets and Liabilities for each fund.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees are allocated to each fund based on net assets, and each fund pays its Board members an attendance fee of $500 per meeting.

(e) During the period ended January 31, 2011, BNY Mellon made voluntary capital contributions of $16,792,692 to Dreyfus Cash Management Plus, Inc. These contributions were made to reimburse Dreyfus Cash Management Plus, Inc. for previous realized losses experienced by Dreyfus Cash Management Plus, Inc.

NOTE 3—Capital Share Transactions:

Each fund (except for Dreyfus Cash Management Plus, Inc.) is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest. Dreyfus Cash Management Plus, Inc. is authorized to issue 120 billion shares of $.001 par value Common Stock.

Table 10—Due to The Dreyfus Corporation and Affiliates

		Rule 12b-1			Chief
		Distribution	Shareholder		Compliance	Transfer
	Management	Plan	Services Plan	Custodian	Officer	Agency	Less Expense
	Fees ($)	Fees ($)	Fees ($)	Fees ($)	Fees ($)	Fees ($)	Reimbursement ($)

Dreyfus Cash Management	5,060,090	936,553	75,000	404,646	2,304	11,280	(414,984)
Dreyfus Cash
Management Plus, Inc.	1,174,268	363,154	15,000	126,264	2,304	16,283	(354,653)
Dreyfus Government
Cash Management	4,292,058	656,745	13,000	362,213	2,304	10,476	(628,286)
Dreyfus Government
Prime Cash Management	801,695	346,325	14,183	72,993	2,304	8,550	(540,885)
Dreyfus Treasury & Agency
Cash Management	1,922,458	605,280	41,000	187,702	2,304	6,790	(876,428)
Dreyfus Treasury Prime
Cash Management	3,769,430	1,561,350	71,000	250,853	2,304	18,252	(2,627,976)
Dreyfus Municipal
Cash Management Plus	191,487	99,042	4,000	41,235	2,304	937	(37,677)
Dreyfus New York Municipal
Cash Management	142,282	74,682	1,000	34,979	2,304	1,914	(42,758)
Dreyfus Tax Exempt
Cash Management	565,571	83,995	96,000	63,618	2,304	3,961	(44,716)
Dreyfus California AMT-Free
Municipal Cash Management	42,061	27,592	2,000	16,303	2,304	414	(14,357)
Dreyfus New York AMT-Free
Municipal Cash Management	27,631	17,547	—	7,161	2,304	1,660	(12,808)

NOTE 4—Reverse Repurchase Agreements:

Dreyfus Cash Management and Dreyfus Cash Management Plus, Inc. may enter into reverse repurchase agreements with banks, brokers or dealers. This form of borrowing involves the transfer by the fund of an underlying debt instrument in return for cash proceeds based on a percentage of value of the security.The funds retain the right to receive interest and principal payments on the security.At an agreed upon future date, the funds repurchase the security at principal plus accrued interest. Reverse repurchase agreements may subject the funds to interest rate risk and counterparty credit risk. During the period ended January 31, 2011, neither fund entered into reverse repurchase agreements.

NOTE 5—Securities Transactions:

The funds are permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees/Directors.

The procedures have been designed to ensure that any purchase or sale of securities by the funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment adviser), common Trustee/Director and/or common officers, complies with Rule 17a-7 of the Act. Table 11 summarizes the amounts of purchases and sales of securities engaged in by each relevant fund pursuant to Rule 17a-7 of the Act during the period ended January 31, 2011.

NOTE 6—Other:

During the period ended January 31, 2011, Dreyfus New York AMT-Free Municipal Cash Management received regulatory settlement payments of $35,059 from an unaffiliated third party which are included in the Statements of Changes in Net Assets.The impact of these payments amounted to less than $.001 per share and the impact on total return amounted to less than .01% for each class of shares of the fund.

Table 11—Rule 17a-7 of the Act

	Purchases ($)	Sales ($)
Dreyfus Municipal Cash Management Plus	1,229,075,000	1,031,875,000
Dreyfus New York Municipal Cash Management	439,000,000	406,480,000
Dreyfus Tax Exempt Cash Management	1,161,880,000	1,915,710,000
Dreyfus California AMT—Free Municipal Cash Management	208,025,000	264,549,000
Dreyfus New York AMT—Free Municipal Cash Management	81,295,000	69,745,000

The Funds	91

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Shareholders and Board of Trustees/Directors

Dreyfus Cash Management

Dreyfus Cash Management Plus, Inc. Dreyfus Government Cash Management Dreyfus Government Prime Cash Management Dreyfus Treasury & Agency Cash Management Dreyfus Treasury Prime Cash Management Dreyfus Municipal Cash Management Plus Dreyfus New York Municipal Cash Management Dreyfus Tax Exempt Cash Management

Dreyfus California AMT-Free Municipal Cash Management

Dreyfus New York AMT-Free Municipal Cash Management

We have audited the accompanying statements of assets and liabilities, including the statements of investments, of Dreyfus Cash Management, Dreyfus Cash Management Plus, Inc., Dreyfus Government Cash Management, Dreyfus Government Prime Cash Management, Dreyfus Treasury & Agency Cash Management, Dreyfus Treasury Prime Cash Management, Dreyfus Municipal Cash Management Plus, Dreyfus New York Municipal Cash Management, Dreyfus Tax Exempt Cash Management, Dreyfus California AMT-Free Municipal Cash Management and Dreyfus New York AMT-Free Municipal Cash Management (the “Funds”) as of January 31, 2011, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the periods indicated therein, except for the financial highlights for the years ended December 31, 2007 and 2006 for Dreyfus NewYork AMT-Free Municipal Cash Management, which were audited by other auditors whose report dated February 28, 2008, expressed an unqualified opinion on such financial highlights. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of January 31, 2011 by correspondence with the custodian and others.We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds at January 31, 2011, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated periods, in conformity with U.S. generally accepted accounting principles.

New York, New York

March 30, 2011

IMPORTANT TAX INFORMATION (Unaudited)

In accordance with federal tax law, Dreyfus Municipal Cash Management Plus, Dreyfus New York Municipal Cash Management, Dreyfus Tax Exempt Cash Management, Dreyfus California AMT-Free Municipal Cash Management and Dreyfus New York AMT-Free Municipal Cash Management hereby make the following designations regarding the dividends paid from investment income-net during the fiscal year ended January 31, 2011:

For state individual income tax purposes Dreyfus Government Prime Cash Management and Dreyfus Treasury Prime Cash Management hereby designate the following percentage of ordinary dividends paid during the fiscal year ended January 31, 2011 as attributable to interest income from direct obligations of the United States. Such dividends are currently exempt from taxation for income tax purposes in most states, including NewYork, California and the District of Columbia:

Dreyfus Government Prime
Cash Management	100%
Dreyfus Treasury Prime
Cash Management	100%

The Funds below designate the following percentage of ordinary income dividends paid during the fiscal year ended January 31, 2011 as qualifying “interest related dividends”:

Dreyfus Cash Management	88.93%
Dreyfus Cash Management Plus, Inc.	90.30%
Dreyfus Government Cash Management	100%
Dreyfus Government Prime
Cash Management	100%
Dreyfus Treasury & Agency
Cash Management	100%
Dreyfus Treasury Prime
Cash Management	100%

The Funds	93

BOARD MEMBERS INFORMATION (Unaudited)

OFFICERS OF THE FUND (Unaudited)

BRADLEY J. SKAPYAK, President since January 2010.

Chief Operating Officer and a director of the Manager since June 2009. From April 2003 to June 2009, Mr. Skapyak was the head of the Investment Accounting and Support Department of the Manager. He is an officer of 76 investment companies (comprised of 168 portfolios) managed by the Manager. He is 52 years old and has been an employee of the Manager since February 1988.

PHILLIP N. MAISANO, Executive Vice President since
July 2007.

Chief Investment Officer,Vice Chair and a director of the Manager, and an officer of 76 investment companies (comprised of 168 portfolios) managed by the Manager. Mr. Maisano also is an officer and/or Board member of certain other investment management subsidiaries of The Bank of New York Mellon Corporation, each of which is an affiliate of the Manager. He is 63 years old and has been an employee of the Manager since November 2006. Prior to joining the Manager, Mr. Maisano served as Chairman and Chief Executive Officer of EACM

CHARLES CARDONA, Executive Vice President since
March 2000.

Vice Chair and a Director of the Manager, Executive Vice President of the Distributor, President of Dreyfus Institutional Services Division, and an officer of 13 other investment companies (comprised of 21 portfolios) managed by the Manager. He is 55 years old and has been an employee of the Manager since February 1981.

MICHAEL A. ROSENBERG, Vice President and Secretary since
August 2005.

Assistant General Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 193 portfolios) managed by the Manager. He is 50 years old and has been an employee of the Manager since October 1991.

KIESHA ASTWOOD, Vice President and Assistant Secretary
since January 2010.

Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 193 portfolios) managed by the Manager. She is 37 years old and has been an employee of the Manager since July 1995.

JAMES BITETTO, Vice President and Assistant Secretary since
August 2005.

Senior Counsel of BNY Mellon and Secretary of the Manager, and an officer of 77 investment companies (comprised of 193 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President and Assistant
Secretary since August 2005.

Senior Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 193 portfolios) managed by the Manager. She is 55 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary
since August 2005.

Senior Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 193 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since June 2000.

KATHLEEN DENICHOLAS, Vice President and Assistant
Secretary since January 2010.

Senior Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 193 portfolios) managed by the Manager. She is 36 years old and has been an employee of the Manager since February 2001.

JANETTE E. FARRAGHER, Vice President and Assistant
Secretary since August 2005.

Assistant General Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 193 portfolios) managed by the Manager. She is 48 years old and has been an employee of the Manager since February 1984.

JOHN B. HAMMALIAN, Vice President and Assistant Secretary
since August 2005.

Managing Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 193 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since February 1991.

M. CRISTINA MEISER, Vice President and Assistant Secretary
since January 2010.

Senior Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 193 portfolios) managed by the Manager. She is 40 years old and has been an employee of the Manager since August 2001.

ROBERT R. MULLERY, Vice President and Assistant Secretary
since August 2005.

Managing Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 193 portfolios) managed by the Manager. He is 59 years old and has been an employee of the Manager since May 1986.

The Funds	95

OFFICERS OF THE FUND (Unaudited) (continued)

JEFF PRUSNOFSKY, Vice President and Assistant Secretary
since August 2005.

Managing Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 193 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 77 investment companies (comprised of 193 portfolios) managed by the Manager. He is 52 years old and has been an employee of the Manager since April 1985.

RICHARD CASSARO, Assistant Treasurer since January 2008.

Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 77 investment companies (comprised of 193 portfolios) managed by the Manager. He is 52 years old and has been an employee of the Manager since September 1982.

GAVIN C. REILLY, Assistant Treasurer since August 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 77 investment companies (comprised of 193 portfolios) managed by the Manager. He is 42 years old and has been an employee of the Manager since April 1991.

ROBERT ROBOL, Assistant Treasurer since August 2003.

Senior Accounting Manager – Fixed Income Funds of the Manager, and an officer of 77 investment companies (comprised of 193 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since October 1988.

ROBERT SALVIOLO, Assistant Treasurer since July 2007.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 77 investment companies (comprised of 193 portfolios) managed by the Manager. He is 43 years old and has been an employee of the Manager since June 1989.

ROBERT SVAGNA, Assistant Treasurer since August 2005.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 77 investment companies (comprised of 193 portfolios) managed by the Manager. He is 43 years old and has been an employee of the Manager since November 1990.

JOSEPH W. CONNOLLY, Chief Compliance Officer since
September 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (77 investment companies, comprised of 193 portfolios). From November 2001 through March 2004, Mr. Connolly was first Vice-President, Mutual Fund Servicing for Mellon Global Securities Services. In that capacity, Mr. Connolly was responsible for managing Mellon’s Custody, Fund Accounting and Fund Administration services to third-party mutual fund clients. He is 53 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

NATALIA GRIBAS, Anti-Money Laundering Compliance Officer
since July 2010.

Anti-Money Laundering Compliance Officer of the Distributor, and the Anti-Money Laundering Compliance Officer of 73 investment companies (comprised of 189 portfolios) managed by the Manager. She is 40 years old and has been an employee of the Distributor since September 2008.

NOTES

For More Information

Dreyfus Cash Management Funds
200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
One Wall Street
New York, NY 10286

Transfer Agent & Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Institutional	Investor	Administrative	Participant	Service	Select	Agency	Premier	Classic
Dreyfus Cash Management	DICXX	DVCXX	DACXX	DPCXX			DMCXX		
Dreyfus Cash Management Plus, Inc.	DCIXX	DCVXX	DCAXX	DCPXX	DSPXX	DPSXX	DASXX		
Dreyfus Government Cash Management	DGCXX	DGVXX	DAGXX	DPGXX			DGMXX		
Dreyfus Government Prime Cash Management	DIPXX	DVPXX	DAPXX	DGPXX			DRPXX		
Dreyfus Treasury & Agency Cash Management	DTRXX	DTVXX	DTAXX	DTPXX	DSRXX	DTSXX	DYAXX	DYPXX	
Dreyfus Treasury Prime Cash Management	DIRXX	DVRXX	DARXX	DPRXX			DSAXX		
Dreyfus Municipal Cash Management Plus	DIMXX	DVMXX	DAMXX	DMPXX			DRAXX		
Dreyfus New York Municipal Cash Management	DIYXX	DVYXX	DAYXX	DPYXX			DNCXX		
Dreyfus Tax Exempt Cash Management	DEIXX	DEVXX	DEAXX	DEPXX			DYEXX		
Dreyfus California AMT-Free Municipal Cash Management	DIIXX	DAIXX	DFAXX	DFPXX			DRMXX		
Dreyfus New York AMT-Free Municipal Cash Management	DYIXX	DYVXX	DDVXX	DHPXX					DLCXX

Telephone Call your Dreyfus Investments representative or 1-800-346-3621

E-mail Access Dreyfus Investments at www.dreyfus.com.
You can obtain product information and E-mail requests for information or literature.

Mail Dreyfus Investments, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

Each fund will disclose daily, on www.dreyfus.com, the complete schedule of each fund's holdings as of the end of the previous business day. The schedule of holdings will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

Each fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. Each fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how each fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available on the SEC's website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

© 2011 MBSC Securities Corporation

CMGTAR0111

Item 2.                        Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.                        Audit Committee Financial Expert.

The Registrant's Board has determined that Joseph S. DiMartino, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC").  Mr. DiMartino is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.                        Principal Accountant Fees and Services.

(a)  Audit Fees.  The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $59,439 in 2010 and $60,624 in 2011.

(b)  Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $10,552 in 2010 and 12,000 in 2011. These services consisted of one or more of the following: (i) agreed upon procedures related to compliance with Internal Revenue Code section 817(h), (ii) security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended, (iii) advisory services as to the accounting or disclosure treatment of Registrant transactions or events and (iv) advisory services to the accounting or disclosure treatment of the actual or potential impact to the Registrant of final or proposed rules, standards or interpretations by the Securities and Exchange Commission, the Financial Accounting Standards Boards or other regulatory or standard-setting bodies.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2010 and $0 in 2011.

(c)  Tax Fees.  The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $7,439 in 2010 and 5,707 in 2011.  These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments; (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held, and (iv) determination of Passive Foreign Investment Companies. The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $0 in 2010 and $0 in 2011.

(d)  All Other Fees.  The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $0 in 2010 and $9,631 in 2011.[These services consisted of a review of the Registrant's anti-money laundering program].

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were $0 in 2010 and $0 in 2011.

(e)(1) Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services.  Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence.  Pre-approvals pursuant to the Policy are considered annually.

(e)(2) Note: None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal account's full-time, permanent employees.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $26,379,755 in 2010 and $44,393,135 in 2011.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

Item 5.                        Audit Committee of Listed Registrants.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 6.                        Investments.

(a)                    Not applicable.

Item 7.            Disclosure of Proxy Voting Policies and Procedures for Closed-End Management            Investment Companies.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 8.                        Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.  [CLOSED-END FUNDS ONLY, beginning with reports for periods ended on and after December 31, 2005]

Item 9.                        Purchases of Equity Securities by Closed-End Management Investment Companies and             Affiliated Purchasers.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 10.          Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.          Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.          Exhibits.

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS GOVERNMENT CASH MANAGEMENT FUNDS

By: /s/Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	March 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	March 25, 2011

By: /s/James Windels
James Windels, Treasurer
Date:	March 25, 2011

EXHIBIT INDEX

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)